UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206

 (Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 6/30/14

Item 1. Schedule of Investments.

Janus Asia Equity Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 95.3%
Airlines — 0.8%
198,100	AirAsia Bhd	$ 141,963
Auto Components — 1.4%
857	Hyundai Mobis	240,573
Automobiles — 7.0%
154,200	Astra International Tbk PT	94,707
170,000	Geely Automobile Holdings, Ltd.	59,882
1,856	Hyundai Motor Co.	421,026
163,300	SAIC Motor Corp., Ltd. - Class Aβ	402,658
126,000	Yulon Motor Co., Ltd.	205,104
		1,183,377
Beverages — 0.4%
219,900	LT Group, Inc.	74,375
Capital Markets — 0.9%
77,800	CITIC Securities Co., Ltd. - Class Aβ	143,689
Chemicals — 1.2%
704	LG Chem, Ltd.	205,974
Commercial Banks — 13.4%
30,500	Bangkok Bank PCL (NVDR)	181,458
188,700	Bank Mandiri Persero Tbk PT	154,927
28,500	BOC Hong Kong Holdings, Ltd.	82,556
334,000	China Construction Bank Corp.	252,541
204,900	China Construction Bank Corp. - Class Aß	136,380
195,309	CTBC Financial Holding Co., Ltd.	130,180
19,000	DBS Group Holdings, Ltd.	255,294
6,860	Hana Financial Group, Inc.	254,275
6,856	ICICI Bank, Ltd.	161,670
543,000	Industrial & Commercial Bank of China, Ltd.	343,307
45,957	Metropolitan Bank & Trust Co.	92,040
4,860	Shinhan Financial Group Co., Ltd.	225,058
		2,269,686
Construction & Engineering — 1.5%
342,800	Louis XIII Holdings, Ltd.	259,637
Construction Materials — 0.6%
158,000	BBMG Corp.	101,933
Diversified Telecommunication Services — 1.2%
102,000	China Unicom Hong Kong, Ltd.	157,668
5,450	LG Uplus Corp.	49,668
		207,336
Electric Utilities — 0.5%
37,198	Power Grid Corp. of India, Ltd.	86,098
Electrical Equipment — 0.5%
28,348	Finolex Cables, Ltd.	84,705
Electronic Equipment, Instruments & Components — 5.2%
34,000	Chroma ATE, Inc.	95,204
60,100	Hon Hai Precision Industry Co., Ltd.	201,299
19,900	Japan Display, Inc.*	122,202
16,000	Merry Electronics Co., Ltd.	85,477
83,000	WPG Holdings, Ltd.	114,258
79,600	Zhen Ding Technology Holding, Ltd.	262,081
		880,521
Food & Staples Retailing — 0.5%
357,000	Beijing Jingkelong Co., Ltd.	84,296
Food Products — 2.0%
206,000	Golden Agri-Resources, Ltd.	91,713
37,080	San Miguel Pure Foods Co., Inc.	196,446
33,000	Want Want China Holdings, Ltd.	47,434
		335,593
Health Care Providers & Services — 1.1%
149,182	Religare Health Trust	110,696
26,800	Sinopharm Group Co., Ltd.	74,173
		184,869
Hotels, Restaurants & Leisure — 1.6%
57,000	Genting Bhd	177,420
100,000	Nagacrop, Ltd.	88,127
		265,547
Independent Power and Renewable Electricity Producers — 1.6%
96,000	China Resources Power Holdings Co., Ltd.	272,509
Industrial Conglomerates — 2.6%
12,000	Hutchison Whampoa, Ltd.	164,125
22,000	Keppel Corp., Ltd.	190,422
165,500	Shun Tak Holdings, Ltd.	83,922
		438,469
Information Technology Services — 0.5%
1,539	Infosys, Ltd.	83,310
Insurance — 4.6%
74,400	AIA Group, Ltd.	373,911
82,400	China Pacific Insurance Group Co., Ltd. - Class Aß	236,244
642	Samsung Fire & Marine Insurance Co., Ltd.	163,403
		773,558
Internet Software & Services — 3.2%
122	NAVER Corp.	100,692
16,500	Tencent Holdings, Ltd.	251,645
7,809	Youku Tudou, Inc. (ADR)*	186,323
		538,660
Marine — 1.0%
120,000	China Shipping Development Co., Ltd.	70,295
144,411	First Steamship Co., Ltd.	97,222
		167,517
Media — 0.5%
21,000	Poly Culture Group Corp., Ltd.*	74,514
Metals & Mining — 3.5%
80,000	Baoshan Iron & Steel Co., Ltd. - Class Aβ	52,861
11,432,000	CST Mining Group, Ltd.*	78,178
35,134	Hindustan Zinc, Ltd.	97,737
10,011	Iluka Resources, Ltd.	76,734
943	POSCO	283,357
		588,867
Multiline Retail — 1.9%
1,000	Hyundai Department Store Co., Ltd.	137,392
94,000	Lifestyle International Holdings, Ltd.	184,114
		321,506
Oil, Gas & Consumable Fuels — 5.3%
124,400	China Petroleum & Chemical Corp.	118,618
69,000	China Shenhua Energy Co., Ltd.	199,427
223,000	China Suntien Green Energy Corp., Ltd.	72,509
153,000	CNOOC, Ltd.	274,801
14,082	Reliance Industries, Ltd.	237,760
		903,115
Pharmaceuticals — 0.4%
6,077	Strides Arcolab, Ltd.	63,160
Real Estate Investment Trusts (REITs) — 0.6%
81,079	AIMS AMP Capital Industrial REIT	93,658
Real Estate Management & Development — 5.7%
498,000	Central China Real Estate, Ltd.	127,228
2,314,000	Century Properties Group, Inc.	72,114
6,000	Cheung Kong Holdings, Ltd.	106,449
3,590,000	CSI Properties, Ltd.	129,700
14,132	DLF, Ltd.	50,533
92,500	IJM Land Bhd	98,567
314,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	143,828
447,950	Siam Future Development PCL	76,638
12,000	Sun Hung Kai Properties, Ltd.	164,589
		969,646
Road & Rail — 1.8%
294,400	Daqin Railway Co., Ltd. - Class Aß	299,382
Semiconductor & Semiconductor Equipment — 11.9%
14,067	Himax Technologies, Inc. (ADR)	96,499
13,000	MediaTek, Inc.	219,889
410	Samsung Electronics Co., Ltd.	535,752
7,020	SK Hynix, Inc.*	336,879
193,000	Taiwan Semiconductor Manufacturing Co., Ltd.	817,742
		2,006,761
Software — 2.1%
1,072	NCSoft Corp.	193,377
16,800	Nexon Co., Ltd.	160,387
		353,764
Specialty Retail — 4.5%
317,000	Baoxin Auto Group, Ltd.#	267,500
83,600	Chow Tai Fook Jewellery Group, Ltd.	127,716
38,000	L'Occitane International SA	84,922
135,473	PC Jeweller, Ltd.	275,834
		755,972
Textiles, Apparel & Luxury Goods — 2.6%
125,000	China Lilang, Ltd.	79,675
63,300	Samsonite International SA	208,681
257,000	Sitoy Group Holdings, Ltd.	156,849
		445,205
Thrifts & Mortgage Finance — 0.7%
7,292	Housing Development Finance Corp.	120,347
Tobacco — 0.5%
16,850	ITC, Ltd.	91,072
Total Common Stock (cost $15,453,013)		16,111,164
Preferred Stock — 1.0%
Semiconductor & Semiconductor Equipment — 1.0%
168	Samsung Electronics Co., Ltd. (cost $157,922)	176,021
Warrant — 0%
Real Estate Management & Development — 0%
1,000	Sun Hung Kai Properties, Ltd. – expires 4/22/16β (cost $0)	1,306
Money Market — 2.8%
472,000	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $472,000)	472,000
Investment Purchased with Cash Collateral From Securities Lending — 0.9%
150,300	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $150,300)	150,300
Total Investments (total cost $16,233,235) – 100%		$ 16,910,791

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
China	$4,387,492	25.9%
South Korea	3,323,447	19.6
Hong Kong	2,353,688	13.9
Taiwan	2,324,955	13.7
India	1,352,226	8.0
Singapore	741,783	4.4
United States††	622,300	3.7
Philippines	434,975	2.6
Malaysia	417,950	2.5
Japan	282,589	1.7
Thailand	258,096	1.5
Indonesia	249,634	1.5
France	84,922	0.5
Australia	76,734	0.5
Total	$16,910,791	100.0%

††	Includes Cash Equivalents of 3.7%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited

*	Non-income-producing security.

β	Security is illiquid.

∞	Rate shown is the 7-day yield as of June 30, 2014.

#	Loaned security; a portion or all of the security is on loan at June 30, 2014.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Asia Equity Fund
Janus Cash Collateral Fund LLC	-	717,000	(566,700)	150,300	$ -	$ 2,058(1)	$ 153,000
Janus Cash Liquidity Fund LLC	246,000	11,984,153	(11,758,153)	472,000	-	198	472,000
					$ -	$ 2,256	$ 625,000

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$16,111,164	$—	$—

Preferred Stock	—	176,021	—

Warrant	1,306	—	—

Money Market	—	472,000	—

Investment Purchased with Cash Collateral From Securities Lending	—	150,300	—

Total Assets	$16,112,470	$798,321	$—

Janus Balanced Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.9%
$ 10,393,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 10,670,930
3,385,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	3,508,275
8,062,000	Aventura Mall Trust 2013-AVM 3.8674%, 12/5/20 (144A),‡	7,820,970
5,530,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2018%, 8/15/26 (144A),‡	5,545,799
10,832,019	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	11,125,729
1,790,333	COMM 2006-FL12 Mortgage Trust 0.4918%, 12/15/20 (144A),‡	1,774,315
3,402,267	COMM 2006-FL12 Mortgage Trust 0.5318%, 12/15/20 (144A),‡	3,337,804
3,402,310	COMM 2006-FL12 Mortgage Trust 0.7218%, 12/15/20 (144A),‡	3,269,801
2,278,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	2,474,286
18,183,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	20,094,233
2,156,574	Credit Suisse Mortgage Capital Certificates 0.5518%, 9/15/21 (144A),‡	2,145,550
7,019,590	Credit Suisse Mortgage Capital Certificates 0.7018%, 9/15/21 (144A),‡	6,973,303
3,463,000	Credit Suisse Mortgage Capital Certificates 0.4018%, 10/15/21 (144A),‡	3,421,711
4,500,000	Credit Suisse Mortgage Capital Certificates 0.4518%, 10/15/21 (144A),‡	4,423,846
13,002,034	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20§	11,342,974
9,893,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	9,326,408
7,760,000	GS Mortgage Securities Corp. II 2.7510%, 11/8/29 (144A),‡	7,900,984
11,368,000	GS Mortgage Securities Corp. II 3.7510%, 11/8/29 (144A),‡	11,477,963
4,056,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.7706%, 1/10/18 (144A),‡	4,110,752
4,368,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	4,523,086
3,257,000	Hilton USA Trust 2013-HLT 4.6017%, 11/5/30 (144A),‡	3,362,146
5,250,881	JP Morgan Chase Commercial Mortgage Securities Corp. 3.9018%, 8/15/29 (144A),‡	5,297,913
6,993,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1418%, 4/15/30 (144A),‡	7,011,007
3,123,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8918%, 4/15/30 (144A),‡	3,127,806
7,393,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 2.8044%, 2/16/25 (144A)	7,593,498
6,350,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 4.8447%, 2/16/25 (144A)	6,629,984
2,881,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6518%, 12/15/28 (144A),‡	2,891,205
12,352,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	13,274,843
3,952,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	4,042,777
4,254,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	4,423,420
15,074,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	16,397,678
4,626,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	5,067,158
3,227,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9018%, 1/15/27 (144A),‡	3,229,030
1,545,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4018%, 2/15/27 (144A),‡	1,546,457
1,620,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 3.4018%, 2/15/27 (144A),‡	1,618,213
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $218,614,042)		220,781,854
Bank Loans and Mezzanine Loans — 0.8%
Basic Industry — 0.1%
8,569,295	FMG Resources August 2006 Pty, Ltd. 3.7500%, 6/28/19‡	8,572,551
Communications — 0.1%
10,737,045	Tribune Co. 4.0000%, 12/27/20‡	10,753,795
Consumer Cyclical — 0.1%
13,361,525	MGM Resorts International 3.5000%, 12/20/19‡	13,315,561
Consumer Non-Cyclical — 0.1%
2,520,335	CHS / Community Health Systems, Inc. 4.2500%, 1/27/21‡	2,533,793
11,081,227	IMS Health, Inc. 3.5000%, 3/17/21‡	11,011,970
6,643,463	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	6,636,820
		20,182,583
Technology — 0.4%
44,970,000	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	45,094,567
Total Bank Loans and Mezzanine Loans (cost $97,739,147)		97,919,057
Common Stock — 50.9%
Aerospace & Defense — 3.4%
1,727,795	Boeing Co.	219,827,358
1,037,131	Honeywell International, Inc.	96,401,327
335,116	Precision Castparts Corp.	84,583,278
		400,811,963
Airlines — 0.3%
818,092	United Continental Holdings, Inc.*	33,599,038
Automobiles — 0.4%
1,431,855	General Motors Co.	51,976,337
Beverages — 0.4%
1,646,788	Diageo PLC	52,583,145
Capital Markets — 1.8%
5,965,873	Blackstone Group LP	199,498,793
323,645	Greenhill & Co., Inc.	15,939,516
		215,438,309
Chemicals — 3.8%
3,189,764	EI du Pont de Nemours & Co.	208,738,156
2,441,138	LyondellBasell Industries NV - Class A	238,377,126
		447,115,282
Commercial Banks — 2.4%
1,599,437	JPMorgan Chase & Co.	92,159,560
4,369,711	U.S. Bancorp	189,295,881
		281,455,441
Consumer Finance — 0.6%
739,130	American Express Co.	70,121,263
Diversified Financial Services — 0.3%
414,360	CME Group, Inc.	29,398,842
Diversified Telecommunication Services — 0.7%
1,675,382	CenturyLink, Inc.	60,648,828
410,842	Verizon Communications, Inc.	20,102,499
		80,751,327
Electronic Equipment, Instruments & Components — 1.8%
336,359	Amphenol Corp. - Class A	32,404,826
2,959,638	TE Connectivity, Ltd. (U.S. Shares)	183,024,014
		215,428,840
Food Products — 1.0%
509,552	Hershey Co.	49,615,078
1,391,326	Unilever PLC	63,115,475
		112,730,553
Health Care Equipment & Supplies — 0.7%
2,015,781	Abbott Laboratories	82,445,443
Health Care Providers & Services — 3.2%
2,364,367	Aetna, Inc.	191,702,876
1,030,593	AmerisourceBergen Corp.	74,882,888
1,573,270	Express Scripts Holding Co.*	109,074,809
		375,660,573
Hotels, Restaurants & Leisure — 1.5%
1,869,874	Las Vegas Sands Corp.	142,521,796
815,090	Six Flags Entertainment Corp.	34,682,080
		177,203,876
Industrial Conglomerates — 0.6%
499,391	3M Co.	71,532,767
Information Technology Services — 1.6%
407,202	Automatic Data Processing, Inc.	32,282,974
2,049,059	MasterCard, Inc. - Class A	150,544,365
		182,827,339
Insurance — 0.6%
3,252,234	Prudential PLC	74,629,028
Internet & Catalog Retail — 0.8%
82,022	Priceline Group, Inc.*	98,672,466
Internet Software & Services — 1.0%
202,758	Google, Inc. - Class C*	116,642,622
Leisure Products — 1.2%
3,675,040	Mattel, Inc.	143,216,309
Machinery — 0.3%
410,852	Dover Corp.	37,366,989
Media — 3.0%
3,189,366	CBS Corp. - Class B	198,187,203
473,936	Time Warner Cable, Inc.	69,810,773
985,538	Viacom, Inc. - Class B	85,475,711
		353,473,687
Oil, Gas & Consumable Fuels — 3.0%
1,306,581	Chevron Corp.	170,574,150
2,277,963	Enterprise Products Partners LP	178,341,723
		348,915,873
Pharmaceuticals — 5.8%
3,214,787	AbbVie, Inc.	181,442,578
714,387	Allergan, Inc.	120,888,568
883,667	Eli Lilly & Co.	54,937,577
395,516	Endo International PLC*	27,694,030
1,218,250	Johnson & Johnson	127,453,315
1,781,291	Mylan, Inc.*	91,843,364
164,505	Shire PLC (ADR)	38,739,283
1,199,602	Zoetis, Inc.	38,711,157
		681,709,872
Professional Services — 0.2%
194,939	Towers Watson & Co. - Class A	20,318,492
Real Estate Investment Trusts (REITs) — 1.0%
61,628,705	Colony American Homes Holdings III LP - Private Placement*,§	67,791,576
792,181	Ventas, Inc.	50,778,802
		118,570,378
Road & Rail — 2.1%
425,720	Canadian Pacific Railway, Ltd. (U.S. Shares)	77,114,921
1,716,344	Union Pacific Corp.	171,205,314
		248,320,235
Software — 1.1%
3,062,220	Microsoft Corp.	127,694,574
Specialty Retail — 0.8%
69,362	AutoZone, Inc.*	37,194,679
640,662	Home Depot, Inc.	51,867,995
		89,062,674
Technology Hardware, Storage & Peripherals — 1.7%
2,210,061	Apple, Inc.	205,380,969
Textiles, Apparel & Luxury Goods — 1.6%
2,393,971	NIKE, Inc. - Class B	185,652,451
Tobacco — 2.2%
2,043,077	Altria Group, Inc.	85,686,649
1,999,025	Philip Morris International, Inc.†	168,537,798
		254,224,447
Total Common Stock (cost $3,605,137,256)		5,984,931,404
Corporate Bonds — 20.1%
Asset-Backed Securities — 0.1%
$ 11,970,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	11,921,294
Banking — 3.6%
21,757,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24	22,452,158
13,454,000	American Express Co. 6.8000%, 9/1/66‡	14,799,400
6,584,000	American Express Credit Corp. 1.7500%, 6/12/15	6,667,505
22,626,000	American Express Credit Corp. 2.1250%, 3/18/19	22,722,160
5,141,000	Bank of America Corp. 1.5000%, 10/9/15	5,188,338
5,262,000	Bank of America Corp. 2.6000%, 1/15/19	5,323,897
28,120,000	Bank of America Corp. 2.6500%, 4/1/19	28,502,432
11,592,000	Bank of America Corp. 8.0000%µ	12,829,504
26,267,000	Citigroup, Inc. 5.0000%, 9/15/14	26,499,568
13,284,000	Citigroup, Inc. 5.9000%, 12/29/49	13,416,840
1,709,000	Citigroup, Inc. 5.3500%µ	1,639,572
14,270,000	Goldman Sachs Capital I 6.3450%, 2/15/34	16,301,991
4,620,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	5,084,495
16,144,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	16,394,813
11,295,000	Goldman Sachs Group, Inc. 5.7000%µ	11,669,147
5,896,000	HBOS PLC 6.7500%, 5/21/18 (144A)	6,792,363
3,266,000	HSBC Bank USA NA 4.8750%, 8/24/20	3,640,110
20,958,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	21,205,619
2,522,000	JPMorgan Chase & Co. 7.9000%µ	2,818,335
4,465,000	Lloyds Bank PLC 6.5000%, 9/14/20 (144A)	5,240,888
9,585,000	Morgan Stanley 3.4500%, 11/2/15	9,917,609
4,177,000	Morgan Stanley 4.7500%, 3/22/17	4,547,663
9,299,000	Morgan Stanley 2.5000%, 1/24/19	9,403,149
14,545,000	Morgan Stanley 5.0000%, 11/24/25	15,513,232
2,932,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	2,992,470
21,527,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	23,563,325
22,167,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	23,967,071
38,898,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	39,496,990
10,725,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	11,583,332
12,441,000	SVB Financial Group 5.3750%, 9/15/20	14,079,131
19,053,000	Zions Bancorporation 5.8000%µ	18,171,799
		422,424,906
Basic Industry — 0.7%
6,648,000	Ashland, Inc. 3.8750%, 4/15/18	6,839,130
6,758,000	Ashland, Inc. 4.7500%, 8/15/22	6,791,790
9,022,000	Ashland, Inc. 6.8750%, 5/15/43	9,721,205
9,436,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	10,273,445
4,922,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	5,494,182
1,257,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	1,406,269
5,104,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	5,799,420
21,271,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	24,887,070
4,687,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	4,781,495
10,616,000	Sherwin-Williams Co. 3.1250%, 12/15/14	10,746,014
		86,740,020
Brokerage — 1.5%
15,946,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	17,628,303
7,183,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	7,318,988
11,134,000	Charles Schwab Corp. 7.0000%µ	12,998,945
6,757,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	7,331,345
5,219,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	5,427,760
7,600,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	8,227,000
3,323,000	Lazard Group LLC 6.8500%, 6/15/17	3,770,020
13,801,000	Lazard Group LLC 4.2500%, 11/14/20	14,459,239
19,690,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	20,822,175
12,112,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	12,929,560
16,326,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	17,243,505
30,666,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	34,584,072
10,301,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	10,461,325
		173,202,237
Capital Goods — 0.6%
7,068,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	7,218,195
9,818,000	Exelis, Inc. 4.2500%, 10/1/16	10,413,501
4,436,000	Exelis, Inc. 5.5500%, 10/1/21	4,767,422
12,222,000	FLIR Systems, Inc. 3.7500%, 9/1/16	12,873,652
11,341,000	Hanson, Ltd. 6.1250%, 8/15/16	12,361,690
10,600,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	11,151,211
4,179,000	Interface, Inc. 7.6250%, 12/1/18	4,387,950
5,401,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24 (144A)	5,441,540
2,111,000	Vulcan Materials Co. 7.0000%, 6/15/18	2,430,289
		71,045,450
Communications — 0.7%
5,309,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	5,348,818
5,627,000	Nielsen Finance LLC / Nielsen Finance Co. 5.0000%, 4/15/22 (144A)	5,669,202
6,665,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	6,792,328
10,063,000	Sprint Corp. 7.2500%, 9/15/21 (144A)	11,094,457
13,085,000	UBM PLC 5.7500%, 11/3/20 (144A)	14,081,894
10,332,000	Verizon Communications, Inc. 3.6500%, 9/14/18	11,049,878
10,236,000	Verizon Communications, Inc. 5.1500%, 9/15/23	11,455,036
9,448,000	Verizon Communications, Inc. 6.4000%, 9/15/33	11,573,214
5,025,000	Viacom, Inc. 3.8750%, 4/1/24	5,106,390
		82,171,217
Consumer Cyclical — 2.2%
19,164,000	Brinker International, Inc. 3.8750%, 5/15/23	18,573,519
2,737,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	2,899,578
4,779,000	DR Horton, Inc. 4.7500%, 5/15/17	5,065,740
9,207,000	DR Horton, Inc. 3.7500%, 3/1/19	9,253,035
19,788,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	23,232,359
32,022,000	General Motors Co. 3.5000%, 10/2/18 (144A)	32,742,495
70,425,000	General Motors Co. 4.8750%, 10/2/23 (144A)	74,122,312
14,378,000	General Motors Co. 6.2500%, 10/2/43 (144A)	16,498,755
4,937,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	5,011,055
2,545,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	2,541,819
15,190,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	15,219,772
6,279,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	6,997,431
10,517,000	MDC Holdings, Inc. 5.5000%, 1/15/24	10,931,801
3,664,000	MGM Resorts International 6.6250%, 7/15/15	3,838,040
5,235,000	MGM Resorts International 7.5000%, 6/1/16	5,778,131
5,161,000	MGM Resorts International 8.6250%, 2/1/19	6,148,041
9,083,000	Schaeffler Finance BV 4.2500%, 5/15/21 (144A)	9,083,000
3,828,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	3,942,840
3,491,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	3,796,462
1,954,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	1,919,805
6,102,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	5,903,685
		263,499,675
Consumer Non-Cyclical — 1.9%
7,760,000	Actavis, Inc. 1.8750%, 10/1/17	7,829,211
29,400,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	31,717,014
34,757,000	Forest Laboratories, Inc. 4.8750%, 2/15/21 (144A)	37,955,339
16,167,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	17,864,535
6,677,000	HCA, Inc. 3.7500%, 3/15/19	6,735,424
14,293,000	Life Technologies Corp. 6.0000%, 3/1/20	16,705,458
2,964,000	Life Technologies Corp. 5.0000%, 1/15/21	3,320,581
2,604,000	Perrigo Co. PLC 2.3000%, 11/8/18 (144A)	2,602,930
7,853,000	Perrigo Co. PLC 4.0000%, 11/15/23 (144A)	7,981,522
12,472,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A)	12,603,605
7,884,000	Safeway, Inc. 4.7500%, 12/1/21	8,098,768
3,071,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	3,209,195
9,828,000	Tenet Healthcare Corp. 8.1250%, 4/1/22	11,375,910
8,959,000	Tyson Foods, Inc. 6.6000%, 4/1/16	9,813,402
20,547,000	WM Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	20,869,773
20,529,000	WM Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	21,254,659
		219,937,326
Electric — 0.3%
12,181,000	CMS Energy Corp. 4.2500%, 9/30/15	12,688,668
6,176,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	6,592,880
8,122,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	8,505,017
4,512,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	5,075,255
		32,861,820
Energy — 3.5%
33,415,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	35,586,975
54,521,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	56,429,235
19,967,000	Chesapeake Energy Corp. 5.7500%, 3/15/23	22,187,330
10,790,000	Cimarex Energy Co. 5.8750%, 5/1/22	11,922,950
5,153,000	Cimarex Energy Co. 4.3750%, 6/1/24	5,249,619
1,309,000	Continental Resources, Inc. 7.1250%, 4/1/21	1,482,443
22,011,000	Continental Resources, Inc. 5.0000%, 9/15/22	23,936,963
10,326,000	Continental Resources, Inc. 3.8000%, 6/1/24 (144A)	10,437,572
5,253,000	Continental Resources, Inc. 4.9000%, 6/1/44 (144A)	5,427,909
17,114,000	DCP Midstream Operating LP 4.9500%, 4/1/22	18,788,622
8,968,000	DCP Midstream Operating LP 3.8750%, 3/15/23	9,079,445
10,213,000	Devon Energy Corp. 2.2500%, 12/15/18	10,332,329
619,000	El Paso LLC 6.5000%, 9/15/20	685,543
2,231,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,613,333
6,402,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	6,998,967
11,508,000	El Paso Pipeline Partners Operating Co. LLC 4.3000%, 5/1/24	11,590,167
6,330,000	Energy Transfer Partners LP 4.1500%, 10/1/20	6,692,228
18,375,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	19,282,229
14,535,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	16,228,357
2,637,000	Frontier Oil Corp. 6.8750%, 11/15/18	2,768,850
9,091,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	10,332,712
22,494,000	Nabors Industries, Inc. 5.0000%, 9/15/20	25,238,943
1,324,000	Nabors Industries, Inc. 4.6250%, 9/15/21	1,434,138
7,096,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19 (144A)	7,113,740
1,760,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	1,839,200
10,207,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	11,023,560
13,709,000	Plains All American Pipeline LP / PAA Finance Corp. 3.9500%, 9/15/15	14,239,168
2,375,000	Spectra Energy Partners LP 2.9500%, 9/25/18	2,465,343
12,214,000	Spectra Energy Partners LP 4.7500%, 3/15/24	13,232,794
24,436,000	Western Gas Partners LP 5.3750%, 6/1/21	27,671,497
13,814,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	14,539,235
		406,851,396
Finance Companies — 0.9%
26,217,000	CIT Group, Inc. 4.2500%, 8/15/17	27,347,608
3,686,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	4,137,535
18,447,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	19,991,936
7,305,000	CIT Group, Inc. 3.8750%, 2/19/19	7,418,958
4,925,000	GE Capital Trust I 6.3750%, 11/15/67‡	5,479,063
1,116,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,244,340
17,400,000	General Electric Capital Corp. 6.2500%µ	19,357,500
12,500,000	General Electric Capital Corp. 7.1250%µ	14,752,500
		99,729,440
Financial — 0.3%
13,835,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	13,979,936
24,504,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	24,706,795
		38,686,731
Industrial — 0.2%
4,399,000	CBRE Services, Inc. 6.6250%, 10/15/20	4,668,439
5,620,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,808,500
5,884,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,345,753
3,972,000	URS Corp. 5.0000%, 4/1/22	4,047,460
		20,870,152
Insurance — 0.5%
3,576,000	American International Group, Inc. 5.6000%, 10/18/16	3,931,451
7,245,000	American International Group, Inc. 6.2500%, 3/15/37	8,105,344
13,979,000	American International Group, Inc. 8.1750%, 5/15/58‡	19,256,072
20,909,000	Primerica, Inc. 4.7500%, 7/15/22	22,777,219
8,507,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	8,655,873
		62,725,959
Owned No Guarantee — 0.1%
6,626,000	CNOOC Nexen Finance 2014 ULC 4.2500%, 4/30/24	6,793,863
Real Estate Investment Trusts (REITs) — 0.7%
17,122,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	18,103,981
9,860,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	11,418,077
7,963,000	Post Apartment Homes LP 4.7500%, 10/15/17	8,737,163
4,471,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	4,811,744
2,562,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	2,742,160
3,916,000	Senior Housing Properties Trust 6.7500%, 4/15/20	4,524,151
4,324,000	Senior Housing Properties Trust 6.7500%, 12/15/21	5,051,747
9,503,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	10,343,464
18,342,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	22,207,356
		87,939,843
Technology — 1.8%
18,913,000	Amphenol Corp. 4.7500%, 11/15/14	19,203,901
7,716,000	Autodesk, Inc. 3.6000%, 12/15/22	7,651,479
8,085,000	Fidelity National Information Services, Inc. 3.8750%, 6/5/24	8,123,315
8,096,000	Fiserv, Inc. 3.1250%, 10/1/15	8,328,622
14,551,000	National Semiconductor Corp. 3.9500%, 4/15/15	14,974,070
12,262,000	National Semiconductor Corp. 6.6000%, 6/15/17	14,194,185
29,343,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	29,480,208
5,350,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	5,309,875
33,189,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	32,705,735
7,881,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,499,895
37,932,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	42,766,851
12,156,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	12,408,966
4,964,000	Xilinx, Inc. 2.1250%, 3/15/19	4,972,776
6,413,000	Xilinx, Inc. 3.0000%, 3/15/21	6,472,686
		215,092,564
Transportation — 0.5%
2,223,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,268,716
2,162,955	CSX Transportation, Inc. 8.3750%, 10/15/14	2,211,141
12,327,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	12,694,899
1,546,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	1,589,172
12,945,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	13,572,393
8,630,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	8,645,922
1,316,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	1,440,061
7,089,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	7,337,455
8,405,000	Southwest Airlines Co. 5.1250%, 3/1/17	9,164,089
		58,923,848
Total Corporate Bonds (cost $2,249,660,410)		2,361,417,741
Mortgage-Backed Securities — 6.2%
Fannie Mae:
2,559,107	5.5000%, 1/1/25	2,798,046
6,320,563	5.0000%, 9/1/29	7,044,296
2,639,305	5.0000%, 1/1/30	2,940,006
1,669,987	5.5000%, 1/1/33	1,889,402
7,332,024	6.0000%, 10/1/35	8,309,388
7,884,009	6.0000%, 12/1/35	8,931,885
1,264,331	6.0000%, 2/1/37	1,445,973
7,515,596	6.0000%, 9/1/37	8,234,824
6,266,641	6.0000%, 10/1/38	7,297,768
2,263,580	7.0000%, 2/1/39	2,431,241
7,673,479	5.5000%, 3/1/40	8,592,222
23,267,017	5.5000%, 4/1/40	26,181,689
2,150,465	4.5000%, 10/1/40	2,344,790
17,912,814	5.0000%, 2/1/41	19,978,404
4,046,070	5.5000%, 2/1/41	4,604,541
3,047,614	4.5000%, 4/1/41	3,312,468
5,477,742	4.5000%, 4/1/41	5,971,784
4,243,636	5.0000%, 4/1/41	4,725,527
5,758,330	4.5000%, 5/1/41	6,261,795
10,239,656	5.0000%, 5/1/41	11,426,800
7,716,740	5.5000%, 5/1/41	8,645,490
8,846,348	5.5000%, 6/1/41	9,931,933
8,714,038	5.0000%, 7/1/41	9,723,045
7,567,593	4.5000%, 8/1/41	8,255,387
6,299,943	4.0000%, 9/1/42	6,656,000
40,560,288	4.5000%, 9/1/42	44,103,370
7,230,340	4.0000%, 11/1/42	7,639,675
10,658,834	4.5000%, 11/1/42	11,590,008
26,422,684	4.5000%, 2/1/43	28,730,939
38,248,587	4.5000%, 2/1/43	41,805,985
17,207,320	4.0000%, 5/1/43	18,177,115
15,685,763	4.0000%, 7/1/43	16,561,530
17,692,349	4.0000%, 8/1/43	18,679,885
4,453,282	4.0000%, 9/1/43	4,707,184
10,051,030	3.5000%, 1/1/44	10,389,953
22,471,683	3.5000%, 1/1/44	23,228,024
11,713,989	4.0000%, 2/1/44	12,374,284
11,652,062	3.5000%, 4/1/44	12,013,095
Freddie Mac:
1,931,798	5.0000%, 1/1/19	2,050,601
1,526,838	5.0000%, 2/1/19	1,620,737
1,971,261	5.5000%, 8/1/19	2,092,986
2,733,806	5.0000%, 6/1/20	2,949,897
5,953,455	5.5000%, 12/1/28	6,723,166
4,828,690	5.5000%, 10/1/36	5,468,218
21,946,017	6.0000%, 4/1/40	25,094,481
5,233,214	4.5000%, 1/1/41	5,703,281
11,573,890	5.0000%, 5/1/41	12,949,822
7,434,934	5.5000%, 5/1/41	8,480,939
Ginnie Mae:
6,927,035	5.1000%, 1/15/32	7,845,379
7,384,082	4.9000%, 10/15/34	8,115,803
4,048,843	6.0000%, 11/20/34	4,568,720
995,142	5.5000%, 9/15/35	1,142,444
4,616,610	5.5000%, 3/15/36	5,208,804
2,022,991	6.0000%, 1/20/39	2,285,241
1,141,456	7.0000%, 5/20/39	1,314,792
5,935,926	5.5000%, 8/15/39	7,048,410
18,292,381	5.5000%, 8/15/39	21,123,030
4,378,325	5.0000%, 10/15/39	4,833,645
6,698,888	5.5000%, 10/15/39	7,612,797
6,834,408	5.0000%, 11/15/39	7,533,042
2,164,576	5.0000%, 1/15/40	2,389,977
1,735,942	5.0000%, 4/15/40	1,914,678
670,605	5.0000%, 5/15/40	745,788
2,468,031	5.0000%, 5/15/40	2,735,437
1,915,010	5.0000%, 7/15/40	2,105,766
6,994,028	5.0000%, 7/15/40	7,715,901
7,283,844	5.0000%, 2/15/41	8,172,479
2,800,302	5.0000%, 4/15/41	3,257,809
3,056,394	5.0000%, 5/15/41	3,447,079
1,935,193	4.5000%, 7/15/41	2,122,368
6,602,305	4.5000%, 7/15/41	7,216,561
15,258,656	4.5000%, 8/15/41	16,968,737
1,827,807	5.0000%, 9/15/41	2,037,092
812,782	5.5000%, 9/20/41	908,919
10,370,733	4.5000%, 10/20/41	11,335,822
887,605	6.0000%, 10/20/41	1,010,429
2,356,361	6.0000%, 12/20/41	2,670,975
5,224,829	5.5000%, 1/20/42	5,843,685
2,615,059	6.0000%, 1/20/42	2,977,205
2,198,939	6.0000%, 2/20/42	2,500,701
2,146,691	6.0000%, 3/20/42	2,444,721
8,004,814	6.0000%, 4/20/42	9,111,399
3,265,621	3.5000%, 5/20/42	3,422,361
3,135,617	6.0000%, 5/20/42	3,567,990
9,700,333	5.5000%, 7/20/42	10,835,198
2,111,872	6.0000%, 7/20/42	2,402,052
2,212,732	6.0000%, 8/20/42	2,513,268
5,087,065	6.0000%, 9/20/42	5,789,350
2,151,243	6.0000%, 11/20/42	2,439,733
2,925,432	6.0000%, 2/20/43	3,332,901
Total Mortgage-Backed Securities (cost $716,736,719)		723,638,367
Preferred Stock — 0.7%
Capital Markets — 0.3%
58,675	Charles Schwab Corp., 6.0000%	1,480,370
460,800	Morgan Stanley, 6.8750%	12,519,936
586,810	Morgan Stanley, 7.1250%	16,354,395
277,200	State Street Corp., 5.9000%	7,262,640
		37,617,341
Commercial Banks — 0.2%
958,525	Wells Fargo & Co., 6.6250%	26,762,018
Construction & Engineering — 0.1%
200,000	Citigroup Capital XIII, 7.8750%	5,540,000
Consumer Finance — 0.1%
601,750	Discover Financial Services, 6.5000%	15,103,925
Total Preferred Stock (cost $79,075,879)		85,023,284
U.S. Treasury Notes/Bonds — 18.2%
$ 75,424,000	0.3750%, 1/31/16	75,532,988
8,045,000	0.3750%, 2/15/16	8,054,429
390,855,000	0.2500%, 2/29/16	390,473,135
271,699,000	0.3750%, 3/31/16	271,751,981
46,044,000	0.3750%, 4/30/16	46,029,634
301,347,000	0.3750%, 5/31/16	301,076,390
32,278,000	0.8750%, 1/31/17	32,421,734
2,448,000	0.8750%, 2/28/17	2,456,989
65,113,000	0.7500%, 6/30/17	64,848,511
6,045,000	0.7500%, 10/31/17	5,986,436
8,890,000	0.7500%, 12/31/17	8,777,488
3,565,000	0.8750%, 1/31/18	3,530,744
14,380,000	0.7500%, 3/31/18	14,128,350
82,954,000	1.3750%, 7/31/18	83,057,693
84,828,000	1.5000%, 8/31/18	85,271,990
283,226,000	1.3750%, 9/30/18	282,871,967
55,868,000	1.2500%, 10/31/18	55,435,917
14,839,000	1.7500%, 5/15/23	14,055,323
54,623,000	2.5000%, 8/15/23	54,947,351
145,039,000	2.7500%, 11/15/23	148,653,662
3,502,000	2.7500%, 2/15/24	3,581,614
35,451,000	2.5000%, 5/15/24	35,401,156
70,349,000	3.7500%, 11/15/43	75,976,920
11,346,000	3.6250%, 2/15/44	11,973,570
59,418,000	3.3750%, 5/15/44	59,817,230
Total U.S. Treasury Notes/Bonds (cost $2,121,379,617)		2,136,113,202
Money Market — 1.2%
146,032,644	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $146,032,644)	146,032,644
Total Investments (total cost $9,234,375,864) – 100%		$ 11,755,857,553

Summary of Investments by Country – (Long Positions)

June 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$11,052,173,226	94.0%
United Kingdom	404,202,717	3.4
Canada	77,114,921	0.7
Singapore	45,094,567	0.4
Taiwan	32,705,735	0.3
Australia	32,532,789	0.3
Germany	29,847,113	0.2
South Korea	29,480,208	0.2
Netherlands	24,706,795	0.2
Italy	21,205,619	0.2
China	6,793,863	0.1
Total	$11,755,857,553	100.0%

††	Includes Cash Equivalents of 1.2%.

Schedule of Forward Currency Contracts, Open June 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
British Pound 7/17/14	10,810,000	$ 18,495,378	$ (355,657)
HSBC Securities (USA), Inc.:
British Pound 7/24/14	22,775,000	38,964,404	(383,098)
JPMorgan Chase & Co.:
British Pound 7/10/14	21,100,000	36,103,378	(763,051)
RBC Capital Markets Corp.:
British Pound 7/31/14	22,900,000	39,175,828	(188,578)
Total		$132,738,988	$ (1,690,384)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Balanced Fund	$ 787,456,847	6.7%

*	Non-income-producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Balanced Fund	$ 84,310,000

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of June 30, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Balanced Fund
Colony American Homes Holdings III LP - Private Placement	1/30/2013	$ 61,705,954	$ 67,791,576	0.6%
FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/2013	11,036,492	11,342,974	0.1%
		$ 72,742,446	$ 79,134,550	0.7%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Balanced Fund Janus Cash Liquidity Fund LLC	64,079,394	3,110,266,250	(3,028,313,000)	146,032,644	$ -	$ 86,439	$ 146,032,644

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quote Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$220,781,854	$—

Bank Loans and Mezzanine Loans	—	97,919,057	—

Common Stock
Real Estate Investment Trusts (REITs)	50,778,802	—	67,791,576
All Other	5,866,361,026	—	—

Corporate Bonds	—	2,361,417,741	—

Mortgage-Backed Securities	—	723,638,367	—

Preferred Stock	—	85,023,284	—

U.S. Treasury Notes/Bonds	—	2,136,113,202	—

Money Market	—	146,032,644	—

Total Assets	$5,917,139,828	$5,770,926,149	$67,791,576

Liabilities
Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$1,690,384	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Contrarian Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 86.2%
Air Freight & Logistics — 2.0%
604,315	FedEx Corp.	$ 91,481,205
Airlines — 4.3%
4,839,718	United Continental Holdings, Inc.*,†	198,767,218
Beverages — 0.9%
465,100	PepsiCo, Inc.	41,552,034
Capital Markets — 0.7%
1,507,651	E*TRADE Financial Corp.*	32,052,660
Chemicals — 2.8%
159,505	Air Products & Chemicals, Inc.	20,515,533
9,635,434	Alent PLC†	60,379,129
1,305,540	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)#	49,558,299
		130,452,961
Commercial Banks — 2.8%
2,783,058	Citigroup, Inc.	131,082,032
Commercial Services & Supplies — 1.8%
1,826,648	Tyco International, Ltd. (U.S. Shares)†	83,295,149
Communications Equipment — 5.4%
2,323,756	Motorola Solutions, Inc.†	154,692,437
7,958,438	Telefonaktiebolaget LM Ericsson (ADR)#	96,137,931
		250,830,368
Construction & Engineering — 0.9%
6,671,538	UGL, Ltd.	43,023,108
Containers & Packaging — 1.7%
1,662,473	Amcor, Ltd.	16,347,774
1,000,969	Ball Corp.	62,740,737
		79,088,511
Diversified Financial Services — 1.8%
316,263	Berkshire Hathaway, Inc. - Class B*	40,026,245
582,346	CME Group, Inc.	41,317,449
		81,343,694
Electric Utilities — 0.3%
372,072	Brookfield Infrastructure Partners LP#	15,522,844
Electrical Equipment — 1.3%
1,196,309	OSRAM Licht AG*	60,335,513
Electronic Equipment, Instruments & Components — 1.9%
2,855,682	Knowles Corp.*	87,783,665
Energy Equipment & Services — 4.4%
2,656,822	Dresser-Rand Group, Inc.*,#	169,319,266
454,979	National Oilwell Varco, Inc.	37,467,521
		206,786,787
Food Products — 0.7%
653,877	Post Holdings, Inc.*	33,288,878
Health Care Equipment & Supplies — 2.6%
2,992,923	Abbott Laboratories	122,410,551
Health Care Providers & Services — 2.5%
1,749,258	Omnicare, Inc.#	116,448,105
Hotels, Restaurants & Leisure — 1.7%
21,469,000	Ajisen China Holdings, Ltd.	16,676,135
7,067,573	Wendy's Co.#	60,286,397
		76,962,532
Household Products — 0.4%
242,472	Spectrum Brands Holdings, Inc.	20,859,866
Information Technology Services — 2.9%
1,506,703	Amdocs, Ltd. (U.S. Shares)	69,805,550
420,546	Blackhawk Network Holdings, Inc.*,#	11,867,808
656,683	Blackhawk Network Holdings, Inc. - Class B*	17,631,939
903,951	Teradata Corp.*	36,338,830
		135,644,127
Internet & Catalog Retail — 2.2%
3,012,307	Lands' End, Inc.*,#, £	101,153,269
Machinery — 0.9%
569,260	Colfax Corp.*	42,432,640
Media — 4.3%
780,801	Comcast Corp. - Class A#	41,913,398
1,958,737	News Corp. - Class A*	35,139,742
1,463,669	Tribune Co.*	124,485,048
		201,538,188
Oil, Gas & Consumable Fuels — 5.2%
675,608	Anadarko Petroleum Corp.	73,958,808
471,234	Apache Corp.	47,415,565
622,505	MarkWest Energy Partners LP	44,558,908
935,304	Phillips 66	75,226,500
		241,159,781
Pharmaceuticals — 13.1%
4,116,441	Endo International PLC*,†	288,233,199
2,131,249	Ipca Laboratories, Ltd.	31,109,360
2,625,925	Mallinckrodt PLC*,#	210,126,519
447,086	Questcor Pharmaceuticals, Inc.#	41,350,984
760,651	Teva Pharmaceutical Industries, Ltd. (ADR)	39,873,325
		610,693,387
Real Estate Investment Trusts (REITs) — 1.2%
270,842	Rayonier Advanced Materials, Inc.*	10,495,127
13,771,577	Colony American Homes Holdings III LP - Private Placement*,§	15,148,735
812,529	Rayonier, Inc.	28,885,406
		54,529,268
Real Estate Management & Development — 5.5%
10,027,714	St Joe Co.*,†,#,£	255,004,767
Road & Rail — 2.8%
229,956	Canadian Pacific Railway, Ltd. (U.S. Shares)	41,654,230
3,142,827	Hertz Global Holdings, Inc.*	88,093,441
		129,747,671
Software — 3.6%
3,986,475	Microsoft Corp.	166,236,007
Specialty Retail — 0.8%
796,548	Murphy USA, Inc.*	38,943,232
Textiles, Apparel & Luxury Goods — 1.6%
2,882,821	Wolverine World Wide, Inc.	75,126,315
Tobacco — 0.3%
2,351,360	ITC, Ltd.	12,708,839
Trading Companies & Distributors — 0.9%
1,195,587	NOW, Inc.*	43,292,205
Total Common Stock (cost $3,158,259,947)		4,011,577,377
Counterparty/Reference Asset
OTC Purchased Options - Calls — 0.7%
Credit Suisse International:
United Continental Holdings, Inc.* expires September 2014 37,760 contracts exercise price $52.50		2,424,286
United Continental Holdings, Inc.* expires September 2014 27,030 contracts exercise price $50.00		2,540,225
United Continental Holdings, Inc.* expires September 2014 14,233 contracts exercise price $47.00		2,114,916
Goldman Sachs International:
United Continental Holdings, Inc.* expires September 2014 73,758 contracts exercise price $50.00		6,931,629
United Continental Holdings, Inc.* expires September 2014 24,467 contracts exercise price $52.50		1,570,843
UBS AG:
Canadian Pacific Railway, Ltd. (U.S. Shares)* expires December 2014 13,700 contracts exercise price $185.00		12,465,253
United Continental Holdings, Inc.* expires September 2014 14,233 contracts exercise price $47.00		2,114,916
Total OTC Purchased Options - Calls (premiums paid $54,077,336)		30,162,068
Counterparty/Reference Asset
OTC Purchased Option - Put — 0%
Morgan Stanley & Co, International PLC:
iShares Russell 2000® Index Fund (ETF)* expires July 2014 22,600 contracts exercise price $114.00 (premiums paid $4,226,200)		983,532
Money Market — 2.8%
128,257,183	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $128,257,183)	128,257,183
Investment Purchased with Cash Collateral From Securities Lending — 10.7%
496,560,610	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $496,560,610)	496,560,610
Total Investments (total cost $3,841,381,276) – 100.4%		4,667,540,770
Common Stock Sold Short — (0.4)%
Software — (0.4)%
233,401	Tableau Software, Inc. - Class A* (proceeds $18,862,171)	(16,648,493)
Total Investments and Securities Sold Short (total cost $3,822,519,105) – 100%		$ 4,650,892,277

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$4,199,737,127	90.0%
Sweden	96,137,931	2.1
Canada	91,212,529	1.9
United Kingdom	60,379,129	1.3
Germany	60,335,513	1.3
Australia	59,370,882	1.3
India	43,818,199	0.9
Israel	39,873,325	0.8
China	16,676,135	0.4
Total	$4,667,540,770	100.0%

††	Includes Cash Equivalents of 13.5%.

Summary of Investments by Country – (Short Positions) June 30, 2014 (unaudited)
Country	Value	% of Securities Sold Short
United States	$(16,648,493)	100.0%

Schedule of Forward Currency Contracts, Open June 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
British Pound 7/17/14	5,300,000	$ 9,068,039	$ (145,593)
JPMorgan Chase & Co.:
British Pound 7/10/14	5,100,000	8,726,409	(184,434)
Total		$ 17,794,448	$ (330,027)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Contrarian Fund	$ 411,289,545

∞	Rate shown is the 7-day yield as of June 30, 2014.

#	Loaned security; a portion or all of the security is on loan at June 30, 2014.

§	Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Contrarian Fund
Colony American Homes Holdings III LP - Private Placement	1/30/13	$ 13,788,838	$ 15,148,735	0.3%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Contrarian Fund
Janus Cash Collateral Fund LLC	-	929,654,064	(433,093,454)	496,560,610	$ -	$293,226(1)	$496,560,610
Janus Cash Liquidity Fund LLC	1,002,000	1,092,623,790	(965,368,607)	128,257,183	-	31,173	128,257,183
Lands’ End, Inc.	-	3,012,307	-	3,012,307	-	-	101,153,269
St. Joe Co.	9,446,797	580,917	-	10,027,714	-	-	255,004,767
					$ -	$324,399	$ 980,975,829

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$39,380,533	$—	$15,148,735
All Other	3,957,048,109	—	—

OTC Purchased Options - Calls	—	30,162,068	—

OTC Purchased Option - Put	—	983,532	—

Money Market	—	128,257,183	—

Investment Purchased with Cash Collateral From Securities Lending	—	496,560,610	—

Total Assets	$3,996,428,642	$655,963,393	$15,148,735

Liabilities
Investments in Securities Sold Short:
Common Stock	$16,648,493	$—	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$330,027	$—

Total Liabilities	$16,648,493	$330,027	$—
(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares or Principal Amount		Value
Common Stock — 94.7%
Airlines — 0.8%
359,400	AirAsia Bhd	$ 257,554
Auto Components — 1.2%
1,491	Hyundai Mobis	418,547
Automobiles — 5.4%
164,000	Astra International Tbk PT	100,726
335,000	Geely Automobile Holdings, Ltd.	118,003
2,883	Hyundai Motor Co.	653,997
280,000	SAIC Motor Corp., Ltd. - Class Aß	690,411
163,157	Yulon Motor Co., Ltd.	265,589
		1,828,726
Beverages — 1.0%
20,900	Fomento Economico Mexicano SAB de CV	195,895
396,721	LT Group, Inc.	134,180
		330,075
Capital Markets — 3.3%
30,973	Atlas Mara Co-Nvest, Ltd.*,§	340,703
143,000	CITIC Securities Co., Ltd. - Class Aß	264,107
90,763	Egyptian Financial Group-Hermes Holding	194,474
20,800	Grupo BTG Pactual	323,911
		1,123,195
Commercial Banks — 14.5%
23,000	Bangkok Bank PCL (NVDR)	136,837
298,400	Bank Mandiri Persero Tbk PT	244,993
147,573	BBVA Banco Continental SA	300,739
373,500	China Construction Bank Corp. - Class Aß	248,599
31,079	Grupo Financiero Santander Mexico SAB de CV (ADR)	412,729
8,497	ICICI Bank, Ltd. (ADR)	424,000
578,000	Industrial & Commercial Bank of China, Ltd.	365,436
49,099	Itau Unibanco Holding SA (ADR)	706,044
78,828	Metropolitan Bank & Trust Co.	157,873
52,373	National Bank of Greece SA*	191,464
6,295	OTP Bank PLC	121,083
66,237	Sberbank of Russia (ADR)	670,981
8,542	Shinhan Financial Group Co., Ltd.	395,564
15,366	TBC Bank JSC (GDR)*	217,429
18,502	TCS Group Holding PLC (GDR)*	121,188
30,999	Turkiye Halk Bankasi A/S	232,679
		4,947,638
Construction & Engineering — 1.3%
576,100	Louis XIII Holdings, Ltd.	436,338
Construction Materials — 1.0%
81,765	Arabian Cement Co.	125,678
185,000	BBMG Corp.	119,352
49,900	Indocement Tunggal Prakarsa Tbk PT	94,997
		340,027
Distributors — 0.9%
16,127	Imperial Holdings, Ltd.	303,567
Diversified Consumer Services — 1.7%
69,400	Anhanguera Educacional Participacoes SA	578,072
Diversified Financial Services — 1.4%
65,400	BM&FBovespa SA	343,135
10,327,703	Bolsa de Valores de Colombia	126,552
		469,687
Diversified Telecommunication Services — 0.3%
10,950	LG Uplus Corp.	99,791
Electric Utilities — 0.5%
76,618	Power Grid Corp. of India, Ltd.	177,340
Electrical Equipment — 0.5%
58,376	Finolex Cables, Ltd.	174,429
Electronic Equipment, Instruments & Components — 3.6%
76,000	Chroma ATE, Inc.	212,808
59,000	Hon Hai Precision Industry Co., Ltd.	197,615
29,900	Japan Display, Inc.*	183,609
32,000	Merry Electronics Co., Ltd.	170,954
160,000	WPG Holdings, Ltd.	220,257
77,100	Zhen Ding Technology Holding, Ltd.	253,850
		1,239,093
Food & Staples Retailing — 2.3%
43,900	Brasil Pharma SA	73,332
99,150	Robinsons Retail Holdings, Inc.	165,742
23,479	Shoprite Holdings, Ltd.	340,308
9,080	X5 Retail Group NV (GDR)*	196,037
		775,419
Food Products — 1.7%
35,357	AVI, Ltd.	203,823
14,454	Oceana Group, Ltd.	118,353
50,610	San Miguel Pure Foods Co., Inc.	268,126
		590,302
Health Care Providers & Services — 0.5%
231,000	Religare Health Trust	171,406
Hotels, Restaurants & Leisure — 2.8%
86,000	Genting Bhd	267,687
45,000	Melco International Development, Ltd.	136,158
196,000	NagaCorp., Ltd.	172,728
11,183	Orascom Development Holding AG*	254,159
80,000	Shangri-La Asia, Ltd.	125,313
		956,045
Independent Power and Renewable Electricity Producers — 0.5%
64,000	China Resources Power Holdings Co., Ltd.	181,673
Industrial Conglomerates — 0.5%
306,000	Shun Tak Holdings, Ltd.	155,168
Information Technology Services — 0.5%
3,078	Infosys, Ltd.	166,621
Insurance — 3.1%
24,100	BB Seguridade Participacoes SA	353,917
72,400	China Pacific Insurance Group Co., Ltd. - Class Aß	207,574
1,907	Samsung Fire & Marine Insurance Co., Ltd.	485,374
		1,046,865
Internet Software & Services — 1.7%
232	NAVER Corp.	191,480
14,500	Tencent Holdings, Ltd.	221,143
7,585	Youku Tudou, Inc. (ADR)*	180,978
		593,601
Marine — 0.4%
232,000	China Shipping Development Co., Ltd.	135,904
Media — 0.4%
41,400	Poly Culture Group Corp., Ltd.*	146,899
Metals & Mining — 2.3%
43,718	Grupo Mexico SAB de CV	145,688
68,594	Hindustan Zinc, Ltd.	190,818
15,504	Iluka Resources, Ltd.	118,838
225,732	London Mining PLC*	134,229
14,167	Vale SA (ADR)#	187,429
		777,002
Multiline Retail — 1.0%
131,000	Lifestyle International Holdings, Ltd.	256,584
10,204	SACI Falabella	92,921
		349,505
Oil, Gas & Consumable Fuels — 7.2%
20,361	Africa Oil Corp.*	141,743
176,600	China Petroleum & Chemical Corp.	168,392
47,000	China Shenhua Energy Co., Ltd.	135,842
478,000	China Suntien Green Energy Corp., Ltd.	155,423
97,000	CNOOC, Ltd.	174,220
11,547	Cobalt International Energy, Inc.*	211,888
52,119	Ophir Energy PLC*	196,475
29,436	Pacific Rubiales Energy Corp.	598,156
25,380	Petroleo Brasileiro SA (ADR)†	371,309
17,161	Reliance Industries, Ltd.	289,745
		2,443,193
Pharmaceuticals — 0.3%
10,642	Strides Arcolab, Ltd.	110,605
Real Estate Investment Trusts (REITs) — 2.9%
304,200	Concentradora Fibra Hotelera Mexicana SA de CV	550,601
225,858	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	283,615
79,800	Prologis Property Mexico SA de CV*	169,352
		1,003,568
Real Estate Management & Development — 3.5%
872,000	Central China Real Estate, Ltd.	222,776
6,590,000	CSI Properties, Ltd.	238,084
26,332	DLF, Ltd.	94,158
25,102	Etalon Group, Ltd. (GDR)	111,403
486,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	222,614
13,900	Multiplan Empreendimentos Imobiliarios SA	322,802
		1,211,837
Road & Rail — 2.6%
387,600	Daqin Railway Co., Ltd. - Class Aß	394,159
27,567	Globaltrans Investment PLC (GDR)	315,642
13,085	Prime Car Management SA*	185,334
		895,135
Semiconductor & Semiconductor Equipment — 10.5%
26,987	Himax Technologies, Inc. (ADR)	185,131
11,000	MediaTek, Inc.	186,060
824	Samsung Electronics Co., Ltd.	1,076,730
11,910	SK Hynix, Inc.*	571,544
72,978	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,560,999
		3,580,464
Software — 2.7%
8,110	Linx SA	190,139
2,149	NCSoft Corp.	387,657
34,700	Nexon Co., Ltd.	331,275
		909,071
Specialty Retail — 4.3%
448,500	Baoxin Auto Group, Ltd.#	378,467
104,800	Chow Tai Fook Jewellery Group, Ltd.	160,103
71,750	L'Occitane International SA	160,346
210,555	PC Jeweller, Ltd.	428,707
30,300	Via Varejo SA*	339,486
		1,467,109
Textiles, Apparel & Luxury Goods — 4.1%
235,000	China Lilang, Ltd.	149,790
13,613	Cie Financiere Richemont SA	143,330
225,000	Samsonite International SA	741,755
625,000	Sitoy Group Holdings, Ltd.	381,442
		1,416,317
Thrifts & Mortgage Finance — 0.7%
15,046	Housing Development Finance Corp.	248,319
Tobacco — 0.4%
27,195	ITC, Ltd.	146,986
Transportation Infrastructure — 0.4%
13,021	Celebi Hava Servisi A/S	140,764
Total Common Stock (cost $30,757,177)		32,343,857
Corporate Bond — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
$110,000	Niko Resources, Ltd. 7.0000%, 12/31/17 (144A) (cost $110,594)	53,613
Preferred Stock — 1.6%
Chemicals — 1.1%
1,921	LG Chem, Ltd.	366,465
Semiconductor & Semiconductor Equipment — 0.5%
153	Samsung Electronics Co., Ltd.	160,305
Total Preferred Stock (cost $321,950)		526,770
Warrant — 0.1%
Capital Markets — 0.1%
27,518	Atlas Mara Co-Nvest, Ltd. expires 12/17/17*,§ (cost $275)	41,277
Money Market — 2.2%
761,057	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $761,057)	761,057
Investment Purchased with Cash Collateral From Securities Lending — 1.2%
421,125	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $421,125)	421,125
Total Investments (total cost $32,372,178) – 100%		$34,147,699

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
South Korea	$4,807,454	14.1%
China	4,659,148	13.6
Brazil	3,789,576	11.1
Taiwan	3,253,263	9.5
Hong Kong	3,026,287	8.9
India	2,451,728	7.2
Mexico	1,474,265	4.3
Russia	1,415,251	4.1
United States††	1,394,070	4.1
South Africa	966,051	2.8
Canada	793,512	2.3
Philippines	725,921	2.1
Turkey	657,058	1.9
Malaysia	525,241	1.5
Japan	514,884	1.5
Indonesia	440,716	1.3
Switzerland	397,489	1.2
Virgin Islands (British)	381,980	1.1
United Kingdom	330,704	1.0
Egypt	320,152	0.9
Peru	300,739	0.9
Georgia	217,429	0.6
Greece	191,464	0.6
Poland	185,334	0.5
Singapore	171,406	0.5
France	160,346	0.5
Thailand	136,837	0.4
Colombia	126,552	0.4
Hungary	121,083	0.4
Australia	118,838	0.4
Chile	92,921	0.3
Total	$34,147,699	100.0%

††	Includes Cash Equivalents of 3.4%.

Schedule of Forward Currency Contracts, Open June 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
Australian Dollar 7/17/14	120,100	$113,083	$(1,169)
Japanese Yen 7/17/14	50,500,000	498,635	(5,368)
Total		$611,718	$(6,537)

Total Return Swap outstanding at June 30, 2014

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
Credit Suisse International	$187,261	1 month USD LIBOR plus 75 basis points	Moscow Exchange	8/22/14	$ 8,861

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Emerging Markets Fund	$ 53,613	0.2%

*	Non-income-producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Emerging Markets Fund	$ 175,560

β Security is illiquid.

∞ Rate shown is the 7-day yield as of June 30, 2014.

# Loaned security; a portion or all of the security is on loan at June 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Emerging Markets Fund
Atlas Mara Co-Nvest, Ltd.	12/17/13 - 2/18/14	$ 277,882	$ 340,703	1.0%
Atlas Mara Co-Nvest, Ltd. expires 12/17/17	12/17/13	275	41,277	0.1
Total		$ 278,157	$ 381,980	1.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Emerging Markets Fund
Janus Cash Collateral Fund LLC	-	2,155,285	(1,734,160)	421,125	$ -	$ 4,536(1)	$ 421,125
Janus Cash Liquidity Fund LLC	265,066	13,917,251	(13,421,260)	761,057	-	297	761,057
					$ -	$ 4,833	$ 1,182,182

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stock
Capital Markets	$782,492	$340,703	$—
All Other	31,220,662	—	—
Corporate Bond	—	53,613	—

Preferred Stock	—	526,770	—

Warrant	—	41,277	—

Money Market	—	761,057	—

Investment Purchased with Cash Collateral From Securities Lending	—	421,125	—

Total Investments in Securities	$32,003,154	$2,144,545	$—

Other Financial Instruments(a) - Assets:
Outstanding Swap Contract at Value	$—	$8,861	$—

Total Assets	$32,003,154	$2,153,406	$—

Liabilities
Other Financial Instruments(a) - Liabilities:
Forward Currency Contracts	$—	$6,537	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Enterprise Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 92.6%
Aerospace & Defense — 3.0%
443,781	HEICO Corp. - Class A	$18,017,509
204,004	Precision Castparts Corp.	51,490,609
238,393	TransDigm Group, Inc.	39,873,613
		109,381,731
Air Freight & Logistics — 2.3%
605,756	CH Robinson Worldwide, Inc.#	38,641,175
1,027,684	Expeditors International of Washington, Inc.	45,382,526
		84,023,701
Airlines — 1.5%
1,000,942	Ryanair Holdings PLC (ADR)	55,852,564
Biotechnology — 4.3%
859,976	Celgene Corp.*,†	73,854,739
350,550	Incyte Corp., Ltd.*	19,785,042
426,579	Medivation, Inc.*	32,880,709
599,038	NPS Pharmaceuticals, Inc.*	19,798,206
116,601	Pharmacyclics, Inc.*	10,460,276
		156,778,972
Capital Markets — 2.7%
1,427,329	LPL Financial Holdings, Inc.	70,995,345
341,354	T Rowe Price Group, Inc.	28,813,691
		99,809,036
Chemicals — 1.0%
1,019,015	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)#	38,681,809
Commercial Services & Supplies — 1.5%
1,045,024	Edenred#	31,686,255
958,399	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)#	23,624,535
		55,310,790
Communications Equipment — 0.8%
460,930	Motorola Solutions, Inc.	30,684,110
Diversified Financial Services — 1.9%
1,531,908	MSCI, Inc.*	70,237,982
Electrical Equipment — 3.9%
512,826	AMETEK, Inc.	26,810,543
2,472,529	Sensata Technologies Holding NV*	115,664,907
		142,475,450
Electronic Equipment, Instruments & Components — 5.5%
639,818	Amphenol Corp. - Class A	61,640,066
2,691,481	Flextronics International, Ltd.*	29,794,695
596,013	National Instruments Corp.	19,304,861
1,503,736	TE Connectivity, Ltd. (U.S. Shares)	92,991,034
		203,730,656
Energy Equipment & Services — 2.3%
1,352,970	Dresser-Rand Group, Inc.*	86,224,778
Food Products — 0.8%
331,179	Mead Johnson Nutrition Co.	30,855,947
Health Care Equipment & Supplies — 4.0%
222,848	IDEXX Laboratories, Inc.*,#	29,765,807
1,274,076	Masimo Corp.	30,068,194
1,066,227	Varian Medical Systems, Inc.*	88,646,113
		148,480,114
Health Care Providers & Services — 2.2%
550,809	Henry Schein, Inc.*	65,364,504
497,422	Premier, Inc. - Class A*	14,425,238
		79,789,742
Health Care Technology — 1.7%
489,434	athenahealth, Inc.*,#	61,242,876
Hotels, Restaurants & Leisure — 0.6%
494,704	Dunkin' Brands Group, Inc.	22,662,390
Industrial Conglomerates — 1.1%
276,183	Roper Industries, Inc.	40,325,480
Information Technology Services — 7.2%
1,747,641	Amdocs, Ltd. (U.S. Shares)	80,968,208
769,249	Fidelity National Information Services, Inc.	42,108,690
676,246	Gartner, Inc.*	47,688,868
689,994	Jack Henry & Associates, Inc.	41,006,343
782,978	Teradata Corp.*	31,475,716
200,394	WEX, Inc.*	21,035,358
		264,283,183
Insurance — 1.6%
648,296	Aon PLC	58,404,987
Internet Software & Services — 2.1%
88,872	CoStar Group, Inc.*	14,056,884
1,344,778	Vistaprint NV*,#	54,409,718
347,878	Youku Tudou, Inc. (ADR)*	8,300,369
		76,766,971
Life Sciences Tools & Services — 3.2%
102,643	Mettler-Toledo International, Inc.*	25,987,155
600,936	PerkinElmer, Inc.	28,147,842
321,902	Techne Corp.	29,798,468
311,260	Waters Corp.*	32,507,994
		116,441,459
Machinery — 2.2%
575,079	Colfax Corp.*	42,866,389
441,409	Wabtec Corp.	36,455,969
		79,322,358
Media — 4.8%
1,950,522	Aimia, Inc.	34,151,046
307,365	Discovery Communications, Inc. - Class C*	22,311,625
1,345,577	Lamar Advertising Co. - Class A	71,315,581
451,665	Markit, Ltd.*	12,185,922
517,200	Omnicom Group, Inc.	36,834,984
		176,799,158
Multiline Retail — 0.5%
325,641	Dollar Tree, Inc.*	17,734,409
Oil, Gas & Consumable Fuels — 1.2%
181,903	Apptio, Inc.*,§	4,128,216
787,004	World Fuel Services Corp.	38,744,207
		42,872,423
Pharmaceuticals — 0.5%
243,132	Endo International PLC*	17,024,103
Professional Services — 2.4%
1,443,994	Verisk Analytics, Inc. - Class A*	86,668,520
Real Estate Investment Trusts (REITs) — 2.6%
1,266,562	Crown Castle International Corp.	94,054,894
Road & Rail — 1.0%
205,720	Canadian Pacific Railway, Ltd. (U.S. Shares)	37,264,121
Semiconductor & Semiconductor Equipment — 6.6%
6,783,344	Atmel Corp.*	63,559,933
961,872	KLA-Tencor Corp.	69,870,382
5,594,936	ON Semiconductor Corp.*	51,137,715
1,204,044	Xilinx, Inc.	56,963,322
		241,531,352
Software — 8.1%
3,553,119	Cadence Design Systems, Inc.*	62,144,051
186,454	FactSet Research Systems, Inc.#	22,426,687
627,738	Intuit, Inc.	50,551,741
540,996	NICE Systems, Ltd. (ADR)	22,078,047
1,464,571	Solera Holdings, Inc.†	98,345,943
983,894	SS&C Technologies Holdings, Inc.*	43,507,793
		299,054,262
Technology Hardware, Storage & Peripherals — 0.4%
153,867	Apple, Inc.	14,298,860
Textiles, Apparel & Luxury Goods — 4.4%
304,028	Carter's, Inc.	20,956,650
1,083,614	Gildan Activewear, Inc.	63,803,192
31,869,390	Li & Fung, Ltd.	47,206,601
1,123,864	Wolverine World Wide, Inc.	29,287,896
		161,254,339
Trading Companies & Distributors — 2.7%
384,377	Fastenal Co.#	19,022,818
437,427	MSC Industrial Direct Co., Inc. - Class A	41,835,518
147,033	WW Grainger, Inc.	37,386,081
		98,244,417
Total Common Stock (cost $2,086,859,371)		3,398,567,944
Money Market — 2.5%
91,644,164	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $91,644,164)	91,644,164
Investment Purchased with Cash Collateral From Securities Lending — 4.9%
179,510,312	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $179,510,312)	179,510,312
Total Investments (total cost $2,358,013,847) – 100%		$3,669,722,420

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$3,307,073,881	90.1%
Canada	197,524,703	5.4
Ireland	55,852,564	1.5
Hong Kong	47,206,601	1.3
France	31,686,255	0.9
Israel	22,078,047	0.6
China	8,300,369	0.2
Total	$3,669,722,420	100.0%

††	Includes Cash Equivalents of 7.4%.

Schedule of Forward Currency Contracts, Open June 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
Canadian Dollar 7/17/14	27,100,000	$ 25,390,209	$ (605,815)
Euro 7/17/14	13,700,000	18,759,231	(144,629)
		44,149,440	(750,444)
HSBC Securities (USA), Inc.:
Canadian Dollar 7/24/14	25,000,000	23,417,866	(410,849)
Euro 7/24/14	18,200,000	24,921,704	(309,116)
		48,339,570	(719,965)
JPMorgan Chase & Co.:
Euro 7/10/14	13,550,000	18,553,329	(110,831)
RBC Capital Markets Corp.:
Canadian Dollar 7/31/14	20,000,000	18,730,584	(181,666)
Euro 7/31/14	14,400,000	19,718,798	(161,581)
		38,449,382	(343,247)
Total		$ 149,491,721	$ (1,924,487)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Enterprise Fund	$ 71,947,000

∞ Rate shown is the 7-day yield as of June 30, 2014.

# Loaned security; a portion or all of the security is on loan at June 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Enterprise Fund
Apptio, Inc.	5/2/13	$4,128,216	$4,128,216	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Enterprise Fund
Janus Cash Collateral Fund LLC	-	619,707,909	(440,197,597)	179,510,312	$ -	$ 227,969(1)	$ 179,510,312
Janus Cash Liquidity Fund LLC	179,659,452	257,855,712	(345,871,000)	91,644,164	-	66,600	91,644,164
					$ -	$ 294,569	$ 271,154,476

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Oil, Gas & Consumable Fuels	$38,744,207	$—	$4,128,216
All Other	3,355,695,521	—	—

Money Market	—	91,644,164	—

Investment Purchased with Cash Collateral From Securities Lending	—	179,510,312	—

Total Assets	$3,394,439,728	$271,154,476	$4,128,216

Liabilities
Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$1,924,487	$—
(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Forty Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 99.6%
Aerospace & Defense — 4.8%
513,621	Precision Castparts Corp.	$ 129,637,940
Auto Components — 3.6%
1,395,250	Delphi Automotive PLC	95,909,485
Biotechnology — 9.9%
193,644	Biogen Idec, Inc.*	61,057,889
1,237,886	Celgene Corp.*	106,309,650
930,746	Gilead Sciences, Inc.*	77,168,151
242,370	Pharmacyclics, Inc.*	21,743,013
		266,278,703
Capital Markets — 0.3%
353,947	E*TRADE Financial Corp.*	7,524,913
Chemicals — 3.7%
786,496	Monsanto Co.	98,107,511
Commercial Banks — 3.5%
2,146,482	U.S. Bancorp	92,985,600
Diversified Financial Services — 2.0%
287,828	IntercontinentalExchange Group, Inc.	54,370,709
Electronic Equipment, Instruments & Components — 2.3%
423,741	Amphenol Corp. - Class A	40,823,208
339,642	TE Connectivity, Ltd. (U.S. Shares)	21,003,461
		61,826,669
Health Care Technology — 1.0%
209,351	athenahealth, Inc.*	26,196,091
Hotels, Restaurants & Leisure — 5.3%
1,290,253	MGM Resorts International*	34,062,679
250,751	Panera Bread Co. - Class A*	37,570,022
890,134	Starbucks Corp.	68,878,569
		140,511,270
Information Technology Services — 3.2%
1,155,450	MasterCard, Inc. - Class A	84,890,912
Insurance — 2.0%
601,123	Aon PLC	54,155,171
Internet & Catalog Retail — 6.8%
267,427	Amazon.com, Inc.*	86,854,941
78,058	Priceline Group, Inc.*	93,903,774
		180,758,715
Internet Software & Services — 11.9%
261,012	CoStar Group, Inc.*	41,284,268
138,641	Google, Inc. - Class A*	81,059,234
151,354	Google, Inc. - Class C*	87,070,929
168,787	LinkedIn Corp. - Class A*	28,941,907
3,305,500	Tencent Holdings, Ltd.	50,412,905
872,940	Yahoo!, Inc.*	30,666,382
		319,435,625
Machinery — 1.4%
241,363	Cummins, Inc.	37,239,897
Media — 5.6%
1,217,183	Comcast Corp. - Class A	65,338,383
2,410,184	Twenty-First Century Fox, Inc. - Class A	84,717,968
		150,056,351
Pharmaceuticals — 9.4%
1,208,711	Endo International PLC*	84,633,944
609,432	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	76,861,564
2,806,550	Zoetis, Inc.	90,567,369
		252,062,877
Professional Services — 2.3%
1,288,775	Nielsen Holdings NV	62,389,598
Real Estate Investment Trusts (REITs) — 2.8%
1,021,842	Crown Castle International Corp.	75,881,987
Road & Rail — 4.4%
645,144	Canadian Pacific Railway, Ltd. (U.S. Shares)	116,861,384
Semiconductor & Semiconductor Equipment — 2.5%
1,454,562	ARM Holdings PLC (ADR)	65,804,385
Software — 3.7%
1,716,397	Salesforce.com, Inc.*	99,688,338
Specialty Retail — 6.0%
1,941,633	Lowe's Cos., Inc.	93,178,968
1,262,854	TJX Cos., Inc.	67,120,690
		160,299,658
Wireless Telecommunication Services — 1.2%
986,752	T-Mobile U.S., Inc.	33,174,602
Total Common Stock (cost $2,086,887,327)		2,666,048,391
Money Market — 0.4%
10,252,000	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $10,252,000)	10,252,000
Total Investments (total cost $2,097,139,327) – 100%		$ 2,676,300,391

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$2,366,360,153	88.4%
Canada	193,722,948	7.2
United Kingdom	65,804,385	2.5
China	50,412,905	1.9
Total	$2,676,300,391	100.0%

†† Includes Cash Equivalents of 0.4%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*  Non-income-producing security.

∞ Rate shown is the 7-day yield as of June 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Forty Fund
Janus Cash Liquidity Fund LLC	67,587,000	554,852,579	(612,187,579)	10,252,000	$ -	$ 6,667	$ 10,252,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$2,666,048,391	$—	$—

Money Market	—	10,252,000	—

Total Assets	$2,666,048,391	$10,252,000	$—

Janus Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 99.4%
Aerospace & Defense — 3.0%
657,894	Honeywell International, Inc.	$ 61,151,247
676,961	Precision Castparts Corp.	170,864,957
		232,016,204
Beverages — 3.5%
1,457,871	Diageo PLC	46,550,887
300,652	Pernod Ricard SA	36,102,116
3,185,325	SABMiller PLC	184,669,161
		267,322,164
Biotechnology — 6.7%
146,362	Alexion Pharmaceuticals, Inc.*	22,869,062
483,159	Biogen Idec, Inc.*	152,344,864
1,638,768	Celgene Corp.*	140,737,396
1,193,755	Gilead Sciences, Inc.*	98,974,227
609,173	Medivation, Inc.*	46,955,055
640,021	Pharmacyclics, Inc.*	57,416,284
		519,296,888
Capital Markets — 0.7%
1,585,322	Blackstone Group LP	53,013,168
Chemicals — 3.5%
349,180	Air Products & Chemicals, Inc.	44,911,532
982,890	Monsanto Co.	122,605,699
419,282	PPG Industries, Inc.	88,112,112
201,099	Rockwood Holdings, Inc.	15,281,513
		270,910,856
Communications Equipment — 2.8%
982,091	Motorola Solutions, Inc.	65,377,798
1,880,555	QUALCOMM, Inc.	148,939,956
		214,317,754
Electric Utilities — 0.9%
1,760,340	Brookfield Infrastructure Partners LP	73,441,385
Electrical Equipment — 2.1%
3,427,098	Sensata Technologies Holding NV*	160,319,644
Electronic Equipment, Instruments & Components — 2.5%
1,040,956	Amphenol Corp. - Class A	100,285,701
1,480,768	TE Connectivity, Ltd. (U.S. Shares)	91,570,693
		191,856,394
Energy Equipment & Services — 0.4%
518,087	Dresser-Rand Group, Inc.*,†	33,017,685
Food & Staples Retailing — 1.1%
2,306,965	Whole Foods Market, Inc.	89,118,058
Health Care Equipment & Supplies — 0.5%
369,252	Zimmer Holdings, Inc.	38,350,513
Health Care Providers & Services — 1.5%
549,598	Aetna, Inc.	44,561,406
1,653,766	Catamaran Corp. (U.S. Shares)*	73,030,306
		117,591,712
Health Care Technology — 0.6%
357,917	athenahealth, Inc.*	44,786,154
Hotels, Restaurants & Leisure — 4.3%
116,119	Chipotle Mexican Grill, Inc.*	68,801,669
1,172,260	Dunkin' Brands Group, Inc.	53,701,231
2,671,377	Starbucks Corp.	206,711,152
		329,214,052
Household Products — 1.4%
1,604,846	Colgate-Palmolive Co.	109,418,400
Industrial Conglomerates — 1.0%
1,000,718	Danaher Corp.	78,786,528
Information Technology Services — 3.2%
1,663,895	MasterCard, Inc. - Class A	122,246,366
582,951	Visa, Inc. - Class A	122,833,605
		245,079,971
Insurance — 1.0%
838,034	Aon PLC	75,498,483
Internet & Catalog Retail — 3.1%
318,458	Amazon.com, Inc.*	103,428,789
480,358	Ctrip.com International, Ltd. (ADR)*	30,762,126
62,830	Priceline Group, Inc.*	75,584,490
2,602,900	Rakuten, Inc.	33,638,031
		243,413,436
Internet Software & Services — 6.1%
103,772	CoStar Group, Inc.*	16,413,617
836,692	Facebook, Inc. - Class A*	56,301,005
257,758	Google, Inc. - Class A*,†	150,703,370
382,993	Google, Inc. - Class C*	220,328,213
110,933	LinkedIn Corp. - Class A*	19,021,681
181,872	Twitter, Inc.*	7,451,296
		470,219,182
Leisure Products — 0.5%
914,698	Mattel, Inc.	35,645,781
Machinery — 1.7%
1,720,323	Colfax Corp.*	128,232,876
Media — 5.8%
3,999,371	Comcast Corp. - Class A	214,686,235
4,763,863	Twenty-First Century Fox, Inc. - Class A	167,449,785
726,608	Walt Disney Co.	62,299,370
		444,435,390
Oil, Gas & Consumable Fuels — 4.4%
722,650	Antero Resources Corp.*	47,427,519
1,409,547	Enterprise Products Partners LP	110,353,435
568,749	EOG Resources, Inc.	66,464,008
16,300	MarkWest Energy Partners LP	1,166,754
1,490,691	Noble Energy, Inc.	115,468,925
		340,880,641
Personal Products — 0.3%
350,333	Estee Lauder Cos., Inc. - Class A	26,015,729
Pharmaceuticals — 5.4%
936,665	Endo International PLC*	65,585,283
797,192	Jazz Pharmaceuticals PLC*	117,195,196
609,245	Johnson & Johnson	63,739,212
330,757	Perrigo Co. PLC	48,211,140
454,138	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	57,275,885
2,071,279	Zoetis, Inc.	66,840,173
		418,846,889
Professional Services — 0.8%
1,072,601	Verisk Analytics, Inc. - Class A*	64,377,512
Real Estate Investment Trusts (REITs) — 3.6%
2,295,323	American Tower Corp.	206,533,163
63,440,528	Colony American Homes Holdings III LP - Private Placement*,§	69,784,581
		276,317,744
Real Estate Management & Development — 0.6%
1,440,533	CBRE Group, Inc. - Class A*	46,154,677
Road & Rail — 3.3%
820,865	Canadian Pacific Railway, Ltd. (U.S. Shares)	148,691,486
1,075,858	Union Pacific Corp.	107,316,836
		256,008,322
Semiconductor & Semiconductor Equipment — 4.0%
11,308,217	ARM Holdings PLC	170,477,578
6,029,045	Atmel Corp.*	56,492,152
1,700,024	Freescale Semiconductor, Ltd.*	39,950,564
9,144,814	Taiwan Semiconductor Manufacturing Co., Ltd.	38,746,616
		305,666,910
Software — 5.9%
792,940	ANSYS, Inc.*	60,120,711
10,389,421	Cadence Design Systems, Inc.*	181,710,973
172,185	Concur Technologies, Inc.*	16,071,748
187,426	NetSuite, Inc.*	16,283,571
994,371	Oracle Corp.†	40,301,856
2,378,636	Salesforce.com, Inc.*	138,151,179
		452,640,038
Specialty Retail — 5.0%
68,155	AutoZone, Inc.*	36,547,437
2,025,569	Home Depot, Inc.	163,990,066
707,221	PetSmart, Inc.	42,291,816
2,603,861	Sally Beauty Holdings, Inc.*	65,304,834
772,601	TJX Cos., Inc.	41,063,743
447,431	Ulta Salon Cosmetics & Fragrance, Inc.	40,899,668
		390,097,564
Technology Hardware, Storage & Peripherals — 5.8%
4,807,285	Apple, Inc.†	446,740,995
Trading Companies & Distributors — 1.8%
528,106	MSC Industrial Direct Co., Inc. - Class A	50,508,058
334,435	WW Grainger, Inc.	85,036,787
		135,544,845
Wireless Telecommunication Services — 0.6%
1,359,610	T-Mobile U.S., Inc.	45,710,088
Total Common Stock (cost $5,759,127,086)		7,670,304,632
Counterparty/Reference Asset
OTC Purchased Option - Call — 0%
Morgan Stanley & Co. International PLC:
Zimmer Holdings, Inc.* expires December 2014 2,969 contracts exercise price $105.00 (premiums paid $1,609,117)		1,677,879
Money Market — 0.6%
50,097,000	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $50,097,000)	50,097,000
Total Investments (total cost $5,810,833,203) – 100%		$ 7,722,079,511

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$ 6,902,135,319	89.4%
United Kingdom	401,697,626	5.2
Canada	278,997,677	3.6
Taiwan	38,746,616	0.5
France	36,102,116	0.5
Japan	33,638,031	0.4
China	30,762,126	0.4
Total	$ 7,722,079,511	100.0%

††	Includes Cash Equivalents of 0.6%.

Schedule of Forward Currency Contracts, Open June 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
British Pound 7/17/14	32,460,000	$ 55,537,462	$ (1,067,959)
Euro 7/17/14	4,690,000	6,421,956	(49,512)
Japanese Yen 7/17/14	615,000,000	6,072,488	(75,530)
		68,031,906	(1,193,001)
HSBC Securities (USA), Inc.:
British Pound 7/24/14	40,859,000	69,903,253	(687,289)
Euro 7/24/14	3,860,000	5,285,592	(65,560)
Japanese Yen 7/24/14	875,000,000	8,640,258	(65,148)
		83,829,103	(817,997)
JPMorgan Chase & Co.:
British Pound 7/10/14	39,900,000	68,271,316	(1,442,925)
Euro 7/10/14	4,600,000	6,298,547	(37,625)
Japanese Yen 7/10/14	710,000,000	7,010,077	(52,847)
		81,579,940	(1,533,397)
RBC Capital Markets Corp.:
British Pound 7/31/14	39,300,000	67,231,880	(323,630)
Euro 7/31/14	3,900,000	5,340,508	(43,762)
Japanese Yen 7/31/14	695,000,000	6,863,242	(52,854)
		79,435,630	(420,246)
Total		$ 312,876,579	$ (3,964,641)

Schedule of OTC Written Options – Puts June 30, 2014
Counterparty/Reference Asset	Value
Credit Suisse International:
Oracle Corp.
expires September 2014
19,833 contracts
exercise price $34.00	$ (316,172)
Zimmer Holdings, Inc.
expires December 2014
1,469 contracts
exercise price $100.00	(673,137)
Morgan Stanley & Co. International PLC:
Zimmer Holdings, Inc.
expires December 2014
1,500 contracts
exercise price $100.00	(687,342)
Total OTC Written Options - Puts (premiums received $4,407,114)	$ (1,676,651)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*  Non-income-producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Fund	$ 188,568,000

∞ Rate shown is the 7-day yield as of June 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition	Acquisition		Value as a % of
	Date	Cost	Value	Investment Securities
Janus Fund
Colony American Homes Holdings III LP - Private Placement	1/30/2013	$ 63,520,047	$ 69,784,581	0.9%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Fund Janus Cash Liquidity Fund LLC	89,219,676	1,178,336,749	(1,217,459,425)	50,097,000	$ -	$ 23,637	$ 50,097,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quote Prices	Observable Inputs	Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$206,533,163	$—	$69,784,581
All Other	7,393,986,888	—	—

OTC Purchased Option - Call	—	1,677,879	—

Money Market	—	50,097,000	—

Total Assets	$7,600,520,051	$51,774,879	$69,784,581

Liabilities
Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$3,964,641	$—
OTC Written Options, at Value	—	1,676,651	—

Total Liabilities	$—	$5,641,292	$—
(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares or Principal Amount		Value
Common Stock — 88.2%
Biotechnology — 29.3%
648,152	ACADIA Pharmaceuticals, Inc.*,#	$14,641,754
197,435	Alexion Pharmaceuticals, Inc.*	30,849,219
504,579	Alkermes PLC*	25,395,461
763,279	Arrowhead Research Corp.*,#	10,922,523
173,869	Biogen Idec, Inc.*	54,822,634
716,474	Celgene Corp.*	61,530,787
859,526	Chimerix, Inc.*	18,858,000
222,834	Clovis Oncology, Inc.*,#	9,227,556
373,142	Conatus Pharmaceuticals, Inc.*,#	3,399,324
2,108,599	Dyax Corp.*	20,242,550
1,084,963	Gilead Sciences, Inc.*,†	89,954,282
382,903	Incyte Corp., Ltd.*	21,611,045
637,922	Insys Therapeutics, Inc.*,#	19,922,304
1,682,114	Ironwood Pharmaceuticals, Inc.*	25,786,808
558,598	Keryx Biopharmaceuticals, Inc.*,#	8,591,237
60,692	Kite Pharma, Inc.*	1,755,213
486,101	Medivation, Inc.*	37,468,665
597,821	Neurocrine Biosciences, Inc.*	8,871,664
1,277,457	NPS Pharmaceuticals, Inc.*	42,219,954
1,212,994	OvaScience, Inc.*,#,£	11,123,155
536,649	Pharmacyclics, Inc.*,#	48,142,782
246,811	Prothena Corp PLC*	5,565,588
465,284	PTC Therapeutics, Inc.*,#	12,162,524
253,987	Puma Biotechnology, Inc.*	16,763,142
75,054	Regeneron Pharmaceuticals, Inc.*	21,200,503
711,937	Sangamo BioSciences, Inc.*,#	10,871,278
409,104	Stemline Therapeutics, Inc.*,#	6,001,556
2,086,419	Swedish Orphan Biovitrum AB*	27,893,469
136,497	Synageva BioPharma Corp.*	14,304,886
399,980	Vertex Pharmaceuticals, Inc.*	37,870,106
		717,969,969
Food & Staples Retailing — 0.4%
70	Diplomat Pharmacy, Inc.*,§	9,987,448
Food Products — 1.1%
1,544,500	Biostime International Holdings, Ltd.#	8,569,262
199,752	Mead Johnson Nutrition Co.	18,610,894
		27,180,156
Health Care Equipment & Supplies — 8.5%
695,273	Abbott Laboratories	28,436,666
1,159,609	Endologix, Inc.*	17,637,653
580,786	GenMark Diagnostics, Inc.*,#	7,858,035
116,843	GMP Cos. - Private Placement*,§	0
241,345	HeartWare International, Inc.*	21,359,032
659,604	Lifesync Holdings - Private Placement*,§	0
372,679	Medtronic, Inc.	23,762,013
683,789	Novadaq Technologies, Inc.*	11,268,843
410,850	Quidel Corp.*	9,083,893
443,053	St Jude Medical, Inc.	30,681,420
246,279	Varian Medical Systems, Inc.*	20,475,636
363,173	Zimmer Holdings, Inc.	37,719,148
		208,282,339
Health Care Providers & Services — 13.2%
716,542	Aetna, Inc.	58,097,225
326,823	AmerisourceBergen Corp.	23,746,959
800,963	Catamaran Corp. (U.S. Shares)*	35,370,526
297,513	DaVita HealthCare Partners, Inc.*	21,516,140
606,911	Express Scripts Holding Co.*	42,077,140
649,006	HCA Holdings, Inc.	36,590,958
179,683	Henry Schein, Inc.*	21,322,982
285,806	MEDNAX, Inc.*	16,619,619
1,051,234	NMC Health PLC	8,994,285
465,970	Omnicare, Inc.	31,019,623
3,077,600	Sinopharm Group Co., Ltd.	8,517,783
450,165	Tenet Healthcare Corp.*	21,130,745
		325,003,985
Health Care Technology — 1.7%
169,964	athenahealth, Inc.*,#	21,267,595
1,031,197	HMS Holdings Corp.*	21,046,731
		42,314,326
Household Products — 0.6%
168,191	Reckitt Benckiser Group PLC	14,678,110
Insurance — 0.9%
243,340	Aon PLC	21,922,501
Life Sciences Tools & Services — 2.0%
330,000	Genfit*	11,747,792
58,786	Mettler-Toledo International, Inc.*	14,883,440
184,504	Thermo Fisher Scientific, Inc.	21,771,472
		48,402,704
Oil, Gas & Consumable Fuels — 0.2%
5,714,285	Pronai Therapeutics, Inc.*,§	4,000,000
Pharmaceuticals — 29.8%
642,369	AbbVie, Inc.	36,255,306
118,020	Actavis PLC*,#	26,324,361
500,005	AstraZeneca PLC (ADR)	37,155,372
491,052	Concordia Healthcare Corp.#	15,699,488
424,688	Eli Lilly & Co.	26,402,853
502,729	Endo International PLC*	35,201,085
1,271,821	Fibrogen, Inc. - Private Placement*,§	6,130,177
279,523	Forest Laboratories, Inc.*	27,672,777
236,436	GW Pharmaceuticals PLC (ADR)*,#	25,367,218
226,258	Jazz Pharmaceuticals PLC*	33,262,189
535,492	Johnson & Johnson	56,023,173
753,662	Lipocine, Inc.*,#,£	4,597,338
349,036	Mallinckrodt PLC*,#	27,929,861
848,169	Nektar Therapeutics*	10,873,527
384,240	Novartis AG	34,800,893
536,881	Novo Nordisk A/S - Class B	24,712,521
213,568	Pacira Pharmaceuticals, Inc.*	19,618,356
181,647	Perrigo Co. PLC	26,476,867
321,399	Questcor Pharmaceuticals, Inc.#	29,726,193
910,002	Relypsa, Inc.*	22,131,249
653,542	Repros Therapeutics, Inc.*,#	11,306,277
171,812	Roche Holding AG	51,256,794
178,711	Shire PLC (ADR)	42,084,653
733,486	Teva Pharmaceutical Industries, Ltd. (ADR)	38,449,336
419,238	Valeant Pharmaceuticals International, Inc. (U.S. Shares)#	52,874,297
322,153	ZS Pharma, Inc.*,#	9,261,899
		731,594,060
Real Estate Investment Trusts (REITs) — 0.5%
179,107	Ventas, Inc.	11,480,759
Total Common Stock (cost $1,541,392,431)		2,162,816,357
Corporate Bond — 1.2%
Biotechnology — 1.2%
$8,422,000	InterMune, Inc. 2.5000%, 12/15/17# (cost $8,849,090)	29,003,262
Money Market — 1.8%
44,676,513	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $44,676,513)	$44,676,513
Investment Purchased with Cash Collateral From Securities Lending — 8.8%
215,276,051	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $215,276,051)	215,276,051
Total Investments (total cost $1,810,194,085) – 100%		$ 2,451,772,183

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$2,002,331,541	81.7%
United Kingdom	128,279,638	5.2
Canada	115,213,154	4.7
Switzerland	86,057,687	3.5
Israel	38,449,336	1.6
Sweden	27,893,469	1.1
Denmark	24,712,521	1.0
China	17,087,045	0.7
France	11,747,792	0.5
Total	$2,451,772,183	100.0%

††	Includes Cash Equivalents of 10.6%.

Schedule of Forward Currency Contracts, Open June 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
Swiss Franc 7/17/14	8,970,000	$ 10,118,831	$ (119,277)
HSBC Securities (USA), Inc.:
Swiss Franc 7/24/14	11,175,000	12,607,124	(181,661)
JPMorgan Chase & Co.:
Swiss Franc 7/10/14	7,900,000	8,911,162	(103,045)
RBC Capital Markets Corp.:
Swiss Franc 7/31/14	8,970,000	10,120,230	(114,652)
Total		$ 41,757,347	$ (518,635)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Global Life Sciences Fund	$ 29,018,500

∞ Rate shown is the 7-day yield as of June 30, 2014.

# Loaned security; a portion or all of the security is on loan at June 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Life Sciences Fund
Diplomat Pharmacy, Inc.	3/31/14	$ 9,987,448	$ 9,987,448	0.4%
Fibrogen, Inc. - Private Placement	12/28/04 – 11/8/05	5,786,786	6,130,177	0.3
GMP Cos. - Private Placement	3/9/09	877,931	0	0.0
Lifesync Holdings – Private Placement	3/9/09	4,956,111	0	0.0
Pronai Therapeutics, Inc.	4/17/14	4,000,000	4,000,000	0.2
Total		$ 25,608,276	$ 20,117,625	0.9%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain	Income	at 6/30/14
Janus Global Life Sciences Fund
Janus Cash Collateral Fund LLC	-	516,929,355	(301,653,304)	215,276,051	$-	$154,280(1)	$215,276,051
Janus Cash Liquidity Fund LLC	59,727,573	526,465,940	(541,517,000)	44,676,513	-	24,224	44,676,513
Lipocine, Inc.	755,969	8,125	(10,432)	753,662	22,362	-	4,597,338
OvaScience, Inc.	908,774	304,220	-	1,212,994	-	-	11,123,155
Total					$22,362	$178,504	$275,673,057

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Food & Staples Retailing	$—	$—	$9,987,448
Health Care Equipment & Supplies	208,282,339	—	0
Oil, Gas & Consumable Fuels	—	—	4,000,000
Pharmaceuticals	725,463,883	—	6,130,177
All Other	1,208,952,510	—	—

Corporate Bond	—	29,003,262	—

Money Market	—	44,676,513	—

Investment Purchased with Cash Collateral From Securities Lending	—	215,276,051	—

Total Assets	$2,142,698,732	$288,955,826	$20,117,625

Liabilities
Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$518,635	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares	Value
Common Stock — 89.4%
Construction & Engineering — 0.2%
48,959	UGL, Ltd.	$ 315,725
Electric Utilities — 1.6%
62,274	Brookfield Infrastructure Partners LP	2,598,071
Health Care Providers & Services — 1.1%
80,510	Capital Senior Living Corp.*	1,919,358
Hotels, Restaurants & Leisure — 3.8%
80,420	ClubCorp Holdings, Inc.	1,490,987
107,572	Crown Resorts, Ltd.	1,533,454
11,019	Vail Resorts, Inc.	850,446
32,622	Whitbread PLC	2,461,206
		6,336,093
Household Durables — 3.6%
52,900	First Juken Co., Ltd.	702,444
55,300	Iida Group Holdings Co., Ltd.	840,228
110,062	LGI Homes, Inc.*	2,008,632
155,757	New Home Co., Inc.*	2,200,846
435,800	PDG Realty SA Empreendimentos e Participacoes	288,034
		6,040,184
Independent Power and Renewable Electricity Producers — 1.0%
46,383	Abengoa Yield PLC*	1,754,205
Industrial Conglomerates — 1.0%
3,318,000	Shun Tak Holdings, Ltd.	1,682,504
Media — 1.4%
44,100	Fuji Media Holdings, Inc.	766,275
30,239	Lamar Advertising Co. - Class A	1,602,667
		2,368,942
Metals & Mining — 0.2%
141,380	Copper Mountain Mining Corp.*,#	324,661
Real Estate Investment Trusts (REITs) — 45.6%
50,274	Acadia Realty Trust	1,412,197
2,155,261	AIMS AMP Capital Industrial REIT	2,489,633
32,016	Alexandria Real Estate Equities, Inc.	2,485,722
61,412	American Assets Trust, Inc.	2,121,785
35,688	American Tower Corp.	3,211,206
1,625,800	Ascott Residence Trust	1,597,630
577,117	Astro Japan Property Group	2,219,953
10,539	AvalonBay Communities, Inc.	1,498,540
17,259	Boston Properties, Inc.	2,039,669
499,786	Charter Hall Group	2,007,305
240,474	Chatham Lodging Trust	5,266,381
1,308,268	Colony American Homes Holdings III LP - Private Placement*,§	1,439,095
65,651	Colony Financial, Inc.	1,524,416
674,858	Concentradora Fibra Danhos SA de CV	1,818,710
660,166	Concentradora Fibra Hotelera Mexicana SA de CV	1,194,898
1,060,640	Cromwell Property Group	974,972
50,520	Digital Realty Trust, Inc.#	2,946,326
56,368	DuPont Fabros Technology, Inc.#	1,519,681
88,488	Education Realty Trust, Inc.	950,361
27,070	Equity Lifestyle Properties, Inc.	1,195,411
153,018	Great Portland Estates PLC	1,686,264
21,389	Health Care REIT, Inc.	1,340,449
1,052	Hulic REIT, Inc.	1,671,111
87,953	Land Securities Group PLC	1,559,221
199,622	Lexington Realty Trust#	2,197,838
22,704	Macerich Co.	1,515,492
49,216	Mack-Cali Realty Corp.	1,057,160
31,000	Morguard Real Estate Investment Trust	516,037
360	Mori Hills REIT Investment Corp.	521,749
123,677	National Storage REIT	148,086
353	Nippon Prologis REIT, Inc.	823,167
161,840	NorthStar Realty Finance Corp.	2,812,779
37,834	Pebblebrook Hotel Trust	1,398,345
43,064	Post Properties, Inc.	2,302,202
247,100	Prologis Property Mexico SA de CV*	524,395
33,394	Prologis, Inc.	1,372,160
68,226	Ramco-Gershenson Properties Trust	1,133,916
241,620	Scentre Group*	728,958
2,032	Silver Bay Realty Trust Corp.	33,162
25,301	Simon Property Group, Inc.	4,207,050
63,104	STAG Industrial, Inc.	1,515,127
78,587	Starwood Property Trust, Inc.	1,868,013
62,434	Terreno Realty Corp.	1,206,849
6,112	Unibail-Rodamco SE	1,777,907
11,091	Vornado Realty Trust	1,183,742
12,650	Washington Prime Group, Inc.*	237,061
193,917	Westfield Corp.	1,307,199
		76,559,330
Real Estate Management & Development — 29.9%
614,298	Atrium European Real Estate, Ltd.	3,670,564
68,439	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	3,012,685
4,926	Brookfield Property Partners LP	102,806
1,567,500	CapitaLand, Ltd.	4,023,745
33,230	CBRE Group, Inc. - Class A*	1,064,689
697,306	Corp. Inmobiliaria Vesta SAB de CV	1,462,083
226,919	Countrywide PLC	1,997,807
49,420,000	CSI Properties, Ltd.	1,785,451
130,500	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,092,915
101,035	First Capital Realty, Inc.#	1,763,306
7,506	GAGFAH SA*	136,636
740,630	Global Logistic Properties, Ltd.	1,604,124
1,076,000	Hang Lung Properties, Ltd.	3,318,160
52,652	Hispania Activos Inmobiliarios SAU*	728,484
66,000	Hysan Development Co., Ltd.	309,127
124,300	Iguatemi Empresa de Shopping Centers SA	1,255,942
222,534	Kennedy Wilson Europe Real Estate PLC*	4,188,768
220,746	Kennedy-Wilson Holdings, Inc.†	5,920,408
35,366	LEG Immobilien AG	2,382,187
80,800	LPS Brasil Consultoria de Imoveis SA	365,776
104,000	Mitsubishi Estate Co., Ltd.	2,567,914
52,000	Mitsui Fudosan Co., Ltd.	1,753,697
112,584	Phoenix Mills, Ltd.	601,297
275,625	Songbird Estates PLC*	1,187,368
60,031	St Joe Co.*,#	1,526,588
90,000	Sun Hung Kai Properties, Ltd.	1,234,420
169,500	Wharf Holdings, Ltd.	1,220,368
		50,277,315
Total Common Stock (cost $123,813,007)		150,176,388

Warrant — 0%
Real Estate Management & Development — 0%
6,750	Sun Hung Kai Properties, Ltd. expires 4/22/16* (cost $0)	8,814
Money Market — 6.2%
10,485,720	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $10,485,720)	10,485,720
Investment Purchased with Cash Collateral From Securities Lending — 4.4%
7,361,650	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $7,361,650)	7,361,650
Total Investments (total cost $141,660,377) – 100%		$168,032,572

Summary of Investments by Country – (Long Positions)

June 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$96,210,965	57.2%
United Kingdom	10,646,071	6.3
Singapore	9,715,132	5.8
Japan	9,646,585	5.7
Hong Kong	9,558,844	5.7
Australia	9,235,652	5.5
Canada	5,719,495	3.4
Mexico	5,000,086	3.0
Austria	3,670,564	2.2
Brazil	3,002,667	1.8
Germany	2,518,823	1.5
France	1,777,907	1.1
Spain	728,484	0.4
India	601,297	0.4
Total	$168,032,572	100.0%

††	Includes Cash Equivalents of 10.6%.

Schedule of OTC Written Option – Put

June 30, 2014

Counterparty/Reference Asset	Value
JPMorgan Chase & Co.: Las Vegas Sands Corp. expires September 2014 293 contracts exercise price $65.00 (premiums received $52,740)	$ (24,287)

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income-producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Global Real Estate Fund	$ 2,145,600

∞ Rate shown is the 7-day yield as of June 30, 2014.

# Loaned security; a portion or all of the security is on loan at June 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Real Estate Fund
Colony American Homes Holdings III LP - Private Placement	1/30/13	$ 1,310,000	$ 1,439,095	0.9%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Global Real Estate Fund
Janus Cash Collateral Fund LLC	-	32,298,261	(24,936,611)	7,361,650	$ -	$ 11,289(1)	$ 7,361,650
Janus Cash Liquidity Fund LLC	9,412,029	46,633,494	(45,559,803)	10,485,720	-	3,823	10,485,720
					$ -	$ 15,112	$ 17,847,370

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$75,120,235	$—	$1,439,095
All Other	73,617,058

Warrant	8,814	—	—

Money Market	—	10,485,720	—

Investment Purchased with Cash Collateral From Securities Lending	—	7,361,650	—

Total Assets	$148,746,107	$17,847,370	$1,439,095

Liabilities Other Financial Instruments(a) - Liabilities:
OTC Written Option, at Value	$—	$24,287	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Research Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 98.2%
Aerospace & Defense — 0.8%
89,287	Precision Castparts Corp.	$ 22,536,039
Air Freight & Logistics — 0.8%
135,634	Panalpina Welttransport Holding AG	21,478,698
Airlines — 0.9%
556,566	United Continental Holdings, Inc.*	22,858,166
Auto Components — 1.4%
1,296,000	NGK Spark Plug Co., Ltd.	36,567,953
Automobiles — 1.3%
72,588	Hyundai Motor Co.	16,466,291
488,701	Maruti Suzuki India, Ltd.	19,822,294
		36,288,585
Beverages — 2.6%
349,863	PepsiCo, Inc.	31,256,760
88,607	Pernod Ricard SA	10,639,877
490,557	SABMiller PLC	28,440,034
		70,336,671
Biotechnology — 4.1%
56,287	Biogen Idec, Inc.*	17,747,854
261,772	Celgene Corp.*	22,480,979
347,972	Gilead Sciences, Inc.*	28,850,359
194,726	Medivation, Inc.*	15,009,480
429,058	NPS Pharmaceuticals, Inc.*	14,180,367
139,466	Pharmacyclics, Inc.*	12,511,495
		110,780,534
Capital Markets — 3.5%
956,224	Blackstone Group LP	31,976,130
472,938	Deutsche Bank AG	16,638,792
199,866	T Rowe Price Group, Inc.	16,870,689
1,639,337	UBS AG	30,083,480
		95,569,091
Chemicals — 2.2%
3,244,249	Alent PLC	20,329,643
205,713	LyondellBasell Industries NV - Class A	20,087,874
147,849	Monsanto Co.	18,442,684
		58,860,201
Commercial Banks — 6.0%
342,630	BNP Paribas SA	23,243,107
13,633,000	China Construction Bank Corp.	10,308,041
438,764	Citigroup, Inc.	20,665,784
2,660,744	HSBC Holdings PLC	26,994,903
375,554	JPMorgan Chase & Co.	21,639,422
717,093	Sberbank of Russia (ADR)	7,264,152
6,303,800	Seven Bank, Ltd.	25,765,359
1,045,239	Turkiye Halk Bankasi A/S	7,845,584
400,900	U.S. Bancorp	17,366,988
		161,093,340
Commercial Services & Supplies — 0.5%
271,455	Tyco International, Ltd. (U.S. Shares)	12,378,348
Communications Equipment — 1.6%
493,360	CommScope Holding Co., Inc.*	11,411,417
168,014	Motorola Solutions, Inc.	11,184,692
1,663,655	Telefonaktiebolaget LM Ericsson - Class B	20,112,004
		42,708,113
Consumer Finance — 0.7%
210,773	American Express Co.	19,996,034
Containers & Packaging — 1.0%
543,496	Crown Holdings, Inc.*	27,044,361
Diversified Financial Services — 1.5%
1,672,248	ING Groep NV*	23,491,839
85,048	IntercontinentalExchange Group, Inc.	16,065,567
		39,557,406
Electric Utilities — 0.6%
413,051	Brookfield Infrastructure Partners LP	17,232,488
Electrical Equipment — 0.9%
518,674	Sensata Technologies Holding NV*	24,263,570
Electronic Equipment, Instruments & Components — 2.2%
74,766	Amphenol Corp. - Class A	7,202,957
86,100	Keyence Corp.	37,567,277
250,298	TE Connectivity, Ltd. (U.S. Shares)	15,478,428
		60,248,662
Energy Equipment & Services — 2.8%
137,500	Core Laboratories NV	22,970,750
187,129	Helmerich & Payne, Inc.	21,727,548
173,519	National Oilwell Varco, Inc.	14,289,290
768,638	Petrofac, Ltd.	15,822,850
		74,810,438
Food & Staples Retailing — 1.4%
466,042	Kroger Co.	23,036,456
408,103	Whole Foods Market, Inc.	15,765,019
		38,801,475
Food Products — 1.5%
135,995	Hershey Co.	13,241,833
359,369	Nestle SA	27,846,436
		41,088,269
Health Care Equipment & Supplies — 0.7%
179,697	Zimmer Holdings, Inc.	18,663,330
Health Care Providers & Services — 2.6%
231,316	Aetna, Inc.	18,755,101
300,066	Catamaran Corp. (U.S. Shares)*	13,250,915
273,157	Express Scripts Holding Co.*	18,937,975
296,492	Omnicare, Inc.	19,737,472
		70,681,463
Hotels, Restaurants & Leisure — 0.8%
3,952,337	Bwin.Party Digital Entertainment PLC	6,496,038
177,219	Starbucks Corp.	13,713,206
		20,209,244
Household Durables — 0.2%
374,800	Sony Corp.	6,223,848
Household Products — 1.1%
443,802	Colgate-Palmolive Co.	30,258,420
Industrial Conglomerates — 0.5%
172,743	Danaher Corp.	13,600,056
Information Technology Services — 2.3%
284,851	Amdocs, Ltd. (U.S. Shares)	13,197,147
406,787	MasterCard, Inc. - Class A	29,886,641
84,059	Visa, Inc. - Class A	17,712,072
		60,795,860
Insurance — 3.8%
10,541,300	AIA Group, Ltd.	52,977,166
229,058	Aon PLC	20,635,835
1,266,173	Prudential PLC	29,054,878
		102,667,879
Internet & Catalog Retail — 1.4%
31,795	Amazon.com, Inc.*	10,326,380
11,137	Priceline Group, Inc.*	13,397,811
1,118,900	Rakuten, Inc.	14,459,869
		38,184,060
Internet Software & Services — 2.2%
111,925	eBay, Inc.*	5,602,965
113,664	Facebook, Inc. - Class A*	7,648,451
31,478	Google, Inc. - Class A*	18,404,242
31,478	Google, Inc. - Class C*	18,108,664
356,400	Youku Tudou, Inc. (ADR)*	8,503,704
		58,268,026
Leisure Products — 0.4%
281,693	Mattel, Inc.	10,977,576
Machinery — 0.5%
151,196	Dover Corp.	13,751,276
Marine — 2.0%
21,866	AP Moeller - Maersk A/S - Class B	54,340,683
Media — 3.6%
215,663	CBS Corp. - Class B	13,401,299
372,811	Comcast Corp. - Class A	20,012,494
264,944	Liberty Global PLC*	11,209,781
134,255	Liberty Global PLC - Class A*	5,936,756
58,124	Time Warner Cable, Inc.	8,561,665
589,794	Twenty-First Century Fox, Inc. - Class A	20,731,259
194,958	Walt Disney Co.	16,715,699
		96,568,953
Metals & Mining — 0.6%
596,848	ThyssenKrupp AG	17,398,362
Oil, Gas & Consumable Fuels — 10.7%
228,867	Anadarko Petroleum Corp.	25,054,071
714,557	EnCana Corp. (U.S. Shares)	16,942,146
507,288	Enterprise Products Partners LP	39,715,578
193,553	EOG Resources, Inc.	22,618,604
1,233,100	Inpex Corp.	18,747,892
260,645	Keyera Corp.	19,204,521
482,693	Koninklijke Vopak NV	23,594,359
480,223	MEG Energy Corp.*	17,504,801
345,234	Noble Energy, Inc.	26,741,826
318,138	Phillips 66	25,587,839
439,614	Royal Dutch Shell PLC (ADR)	36,211,005
305,919	Valero Energy Corp.	15,326,542
		287,249,184
Pharmaceuticals — 4.8%
250,938	AstraZeneca PLC (ADR)	18,647,203
259,263	Endo International PLC*	18,153,595
101,684	Jazz Pharmaceuticals PLC*	14,948,565
81,903	Roche Holding AG	24,434,180
261,755	Shire PLC	20,469,555
257,724	Teva Pharmaceutical Industries, Ltd. (ADR)	13,509,892
141,401	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	17,833,494
		127,996,484
Professional Services — 0.8%
57,717	IHS, Inc. - Class A*	7,830,466
244,618	Verisk Analytics, Inc. - Class A*	14,681,972
		22,512,438
Real Estate Investment Trusts (REITs) — 1.7%
214,000	American Tower Corp.	19,255,720
706,354	Lexington Realty Trust	7,776,957
94,211	Simon Property Group, Inc.	15,665,405
54,938	Ventas, Inc.	3,521,526
		46,219,608
Real Estate Management & Development — 2.0%
459,559	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	20,229,787
150,525	Jones Lang LaSalle, Inc.	19,024,855
588,000	Mitsubishi Estate Co., Ltd.	14,518,590
		53,773,232
Road & Rail — 2.9%
363,359	Canadian Pacific Railway, Ltd.	65,836,469
111,163	Kansas City Southern	11,951,134
		77,787,603
Semiconductor & Semiconductor Equipment — 2.5%
1,800,369	ARM Holdings PLC	27,141,551
1,398,502	Atmel Corp.*	13,103,964
5,912	Samsung Electronics Co., Ltd.	7,725,278
4,624,000	Taiwan Semiconductor Manufacturing Co., Ltd.	19,591,908
		67,562,701
Software — 2.2%
530,278	Microsoft Corp.	22,112,592
420,000	Nexon Co., Ltd.	4,009,675
97,800	Nintendo Co., Ltd.	11,707,227
230,132	Oracle Corp.	9,327,250
174,304	Solera Holdings, Inc.	11,704,514
		58,861,258
Specialty Retail — 2.5%
6,304,400	Chow Tai Fook Jewellery Group, Ltd.	9,631,248
300,030	Lowe's Cos., Inc.	14,398,440
151,669	PetSmart, Inc.	9,069,806
142,062	Tiffany & Co.	14,241,715
116,093	Ulta Salon Cosmetics & Fragrance, Inc.	10,612,061
134,120	Williams-Sonoma, Inc.	9,627,134
		67,580,404
Technology Hardware, Storage & Peripherals — 2.0%
565,022	Apple, Inc.	52,507,494
Textiles, Apparel & Luxury Goods — 1.8%
108,909	Cie Financiere Richemont SA	11,430,163
194,845	NIKE, Inc. - Class B	15,110,229
1,176,484	Prada SpA	8,326,256
4,177,500	Samsonite International SA	13,771,919
		48,638,567
Tobacco — 1.9%
581,288	Imperial Tobacco Group PLC	26,160,397
713,500	Japan Tobacco, Inc.	26,013,975
		52,174,372
Trading Companies & Distributors — 0.1%
43,379	NOW, Inc.*	1,570,754
Wireless Telecommunication Services — 1.3%
438,764	T-Mobile U.S., Inc.	14,751,246
12,787,800	Tower Bersama Infrastructure Tbk PT	8,690,738
3,574,189	Vodafone Group PLC	11,926,399
		35,368,383
Total Common Stock (cost $2,075,698,222)		2,646,889,960
Preferred Stock — 1.1%
Automobiles — 1.1%
109,494	Volkswagen AG (cost $28,961,484)	28,754,637
Money Market — 0.7%
19,759,000	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $19,759,000)	19,759,000
Total Investments (total cost $2,124,418,706) – 100%		$ 2,695,403,597

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$1,523,404,255	56.5%
United Kingdom	267,694,456	9.9
Japan	195,581,665	7.3
Canada	170,802,133	6.3
Switzerland	115,272,957	4.3
Hong Kong	76,380,333	2.8
Germany	62,791,791	2.3
Denmark	54,340,683	2.0
Netherlands	47,086,198	1.8
France	33,882,984	1.3
South Korea	24,191,569	0.9
Sweden	20,112,004	0.8
India	19,822,294	0.7
Taiwan	19,591,908	0.7
China	18,811,745	0.7
Israel	13,509,892	0.5
Indonesia	8,690,738	0.3
Italy	8,326,256	0.3
Turkey	7,845,584	0.3
Russia	7,264,152	0.3
Total	$2,695,403,597	100.0%

††   Includes Cash Equivalents of 0.7%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*  Non-income-producing security.

∞ Rate shown is the 7-day yield as of June 30, 2014.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Global Research Fund
Janus Cash Liquidity Fund LLC	21,439,471	302,188,019	(303,868,490)	19,759,000	$ -	$ 5,186	$ 19,759,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$2,646,889,960	$—	$—

Preferred Stock	—	28,754,637	—

Money Market	—	19,759,000	—

Total Assets	$2,646,889,960	$48,513,637	$—

Janus Global Select Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 98.2%
Air Freight & Logistics — 1.5%
151,916	FedEx Corp.	$22,997,044
1,235,201	TNT Express NV	11,179,131
		34,176,175
Airlines — 1.9%
1,048,721	United Continental Holdings, Inc.*	43,070,971
Auto Components — 0.8%
628,000	NGK Spark Plug Co., Ltd.	17,719,656
Automobiles — 2.0%
143,566	Hyundai Motor Co.	32,567,359
5,737,640	SAIC Motor Corp., Ltd. - Class Aβ	14,147,605
		46,714,964
Beverages — 2.0%
806,586	SABMiller PLC	46,761,809
Biotechnology — 3.5%
329,610	Gilead Sciences, Inc.*	27,327,965
409,265	Medivation, Inc.*	31,546,146
234,872	Pharmacyclics, Inc.*	21,070,367
		79,944,478
Capital Markets — 2.5%
506,118	Credit Suisse Group AG	14,476,825
1,324,801	Morgan Stanley	42,830,816
		57,307,641
Chemicals — 2.8%
89,766	Air Products & Chemicals, Inc.	11,545,703
249,034	PPG Industries, Inc.	52,334,495
		63,880,198
Commercial Banks — 9.9%
281,722	BNP Paribas SA	19,111,270
1,313,988	Citigroup, Inc.	61,888,835
955,569	JPMorgan Chase & Co.	55,059,886
7,721,612	National Bank of Greece SA*	28,228,526
5,420,800	Seven Bank, Ltd.	22,156,296
260,657	State Bank of India	11,642,665
3,759,178	UniCredit SpA	31,474,462
		229,561,940
Commercial Services & Supplies — 3.3%
1,669,205	Tyco International, Ltd. (U.S. Shares)†	76,115,748
Communications Equipment — 2.8%
5,367,107	Telefonaktiebolaget LM Ericsson - Class B†	64,883,210
Diversified Consumer Services — 1.8%
4,933,513	Anhanguera Educacional Participacoes SA	41,093,997
Electric Utilities — 1.3%
722,420	Brookfield Infrastructure Partners LP	30,139,362
Electrical Equipment — 0.7%
333,288	Sensata Technologies Holding NV*	15,591,213
Electronic Equipment, Instruments & Components — 0.2%
150,534	National Instruments Corp.	4,875,796
Food Products — 3.3%
529,117	Mead Johnson Nutrition Co.	49,297,831
617,484	Unilever NV	27,016,774
		76,314,605
Health Care Providers & Services — 2.2%
728,353	Express Scripts Holding Co.*	50,496,714
Hotels, Restaurants & Leisure — 1.8%
25,477,238	Bwin.Party Digital Entertainment PLC	41,874,240
Independent Power and Renewable Electricity Producers — 2.2%
1,378,039	NRG Energy, Inc.	51,263,051
Information Technology Services — 0.5%
313,529	Teradata Corp.*	12,603,866
Insurance — 5.3%
12,922,000	AIA Group, Ltd.	64,941,795
1,550,091	CNO Financial Group, Inc.	27,591,620
918,700	Tokio Marine Holdings, Inc.	30,221,230
		122,754,645
Internet & Catalog Retail — 0.8%
1,503,900	Rakuten, Inc.	19,435,335
Internet Software & Services — 1.9%

32,759	Google, Inc. - Class C*	18,845,597
1,065,130	Youku Tudou, Inc. (ADR)*	25,414,002
		44,259,599
Leisure Products — 0.5%
605,200	Sega Sammy Holdings, Inc.	11,908,023
Machinery — 0.8%
245,346	Colfax Corp.*	18,288,091
Media — 1.6%
248,832	Time Warner Cable, Inc.	36,652,954
Metals & Mining — 1.9%
1,692,179	ArcelorMittal	25,092,488
4,338,095	Fortescue Metals Group, Ltd.	17,791,314
		42,883,802
Oil, Gas & Consumable Fuels — 7.9%
266,877	Chevron Corp.	34,840,792
2,314,700	Inpex Corp.	35,192,398
1,080,039	MEG Energy Corp.*	39,368,935
2,422,331	Petroleo Brasileiro SA (ADR)	35,438,703
756,969	Valero Energy Corp.†	37,924,147
		182,764,975
Pharmaceuticals — 7.3%
656,424	AstraZeneca PLC	48,755,256
288,496	Jazz Pharmaceuticals PLC*	42,411,797
516,573	Johnson & Johnson	54,043,867
306,788	Shire PLC	23,991,190
		169,202,110
Real Estate Management & Development — 0.9%
2,464,876	Countrywide PLC	21,700,897
Road & Rail — 3.2%
231,721	Canadian Pacific Railway, Ltd.	41,985,178
303,668	Kansas City Southern	32,647,347
		74,632,525
Semiconductor & Semiconductor Equipment — 5.3%
4,596,240	Atmel Corp.*	43,066,769
4,473,415	ON Semiconductor Corp.*	40,887,013
4,244,763	Sumco Corp.	38,889,723
		122,843,505
Software — 1.0%
194,900	Nintendo Co., Ltd.	23,330,660
Specialty Retail — 1.1%
11,872,250	L'Occitane International SA	26,531,879
Technology Hardware, Storage & Peripherals — 2.0%
490,889	Apple, Inc.	45,618,315
Textiles, Apparel & Luxury Goods — 2.8%
3,938,600	Prada SpA	27,874,405
11,543,700	Samsonite International SA	38,055,990
		65,930,395
Thrifts & Mortgage Finance — 2.1%
5,169,732	MGIC Investment Corp.*	47,768,324
Tobacco — 1.8%
1,174,400	Japan Tobacco, Inc.	42,818,237
Wireless Telecommunication Services — 3.0%
1,073,633	T-Mobile U.S., Inc.	36,095,541
49,271,000	Tower Bersama Infrastructure Tbk PT	33,485,146
		69,580,687
Total Common Stock (cost $1,774,577,972)		2,273,294,592
Preferred Stock — 1.1%
Automobiles — 1.1%
98,530	Volkswagen AG (cost $18,289,347)	25,875,339
Money Market — 0.7%
15,495,000	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $15,495,000)	15,495,000
Total Investments (total cost $1,808,362,319) – 100%		$2,314,664,931

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$1,192,232,983	51.5%
Japan	241,671,558	10.4
United Kingdom	183,083,392	7.9
Hong Kong	102,997,785	4.5
Canada	81,354,113	3.5
Brazil	76,532,700	3.3
France	70,735,637	3.1
Sweden	64,883,210	2.8
Italy	59,348,867	2.6
China	39,561,607	1.7
Netherlands	38,195,905	1.7
Indonesia	33,485,146	1.4
South Korea	32,567,359	1.4
Greece	28,228,526	1.2
Germany	25,875,339	1.1
Australia	17,791,314	0.8
Switzerland	14,476,825	0.6
India	11,642,665	0.5
Total	$2,314,664,931	100.0%

††	Includes Cash Equivalents of 0.7%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income-producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Global Select Fund	$ 135,070,500

β Security is illiquid.

∞ Rate shown is the 7-day yield as of June 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Global Select Fund
Janus Cash Liquidity Fund LLC	2,020,000	261,806,678	(248,331,678)	15,495,000	$-	$1,903	$15,495,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$2,273,294,592	$—	$—

Preferred Stock	—	25,875,339	—

Money Market	—	15,495,000	—

Total Assets	$2,273,294,592	$41,370,339	$—

Janus Global Technology Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 92.1%
Communications Equipment — 4.7%
318,849	CommScope Holding Co., Inc.*	$ 7,374,977
518,525	QUALCOMM, Inc.	41,067,180
402,928	Telefonaktiebolaget LM Ericsson - Class B	4,871,016
		53,313,173
Consumer Finance — 1.8%
178,639	American Express Co.	16,947,482
66,529	Discover Financial Services	4,123,467
		21,070,949
Electrical Equipment — 1.5%
374,878	Sensata Technologies Holding NV*	17,536,793
Electronic Equipment, Instruments & Components — 10.4%
321,831	Amphenol Corp. - Class A	31,005,199
285,287	Belden, Inc.	22,298,032
5,900	Keyence Corp.	2,574,297
971,311	National Instruments Corp.	31,460,763
518,893	TE Connectivity, Ltd. (U.S. Shares)	32,088,343
		119,426,634
Food & Staples Retailing — 0.2%
54,218	Whole Foods Market, Inc.	2,094,441
Health Care Technology — 0.7%
52,754	athenahealth, Inc.*,#	6,601,108
74,406	Castlight Health, Inc.*,#	1,130,971
		7,732,079
Household Durables — 0.5%
360,400	Sony Corp.	5,984,725
Information Technology Services — 2.6%
381,624	Amdocs, Ltd. (U.S. Shares)	17,680,640
117,637	Gartner, Inc.*	8,295,761
83,278	QIWI PLC (ADR)#	3,358,602
		29,335,003
Internet & Catalog Retail — 4.4%
46,078	Amazon.com, Inc.*	14,965,213
154,678	Coupons.com, Inc.*,#	4,069,578
146,730	Ctrip.com International, Ltd. (ADR)*	9,396,589
130,217	MakeMyTrip, Ltd.*	4,574,523
17,171	Netflix, Inc.*	7,565,543
6,749	Priceline Group, Inc.*	8,119,047
52,213	Qunar Cayman Islands, Ltd. (ADR)*,#	1,490,681
		50,181,174
Internet Software & Services — 17.6%
584,224	Care.com, Inc.*,#	7,396,276
298,045	ChannelAdvisor Corp.*	7,856,466
37,282	Demandware, Inc.*	2,586,252
220,921	Endurance International Group Holdings, Inc.*,#	3,377,882
113,398	Facebook, Inc. - Class A*	7,630,551
176,150	Google, Inc. - Class C*	101,335,572
40,775	GrubHub, Inc.*,#	1,443,843
19,705	LinkedIn Corp. - Class A*	3,378,816
103,228	MercadoLibre, Inc.#	9,847,951
78,276	Shutterstock, Inc.*,#	6,495,343
669,000	Tencent Holdings, Ltd.	10,203,066
89,177	Twitter, Inc.*,#	3,653,582
254,056	Yahoo!, Inc.*	8,924,987
159,478	Yandex NV - Class A*	5,683,796
305,208	Youku Tudou, Inc. (ADR)*	7,282,263
104,158	Zillow, Inc. - Class A*,#	14,887,303
		201,983,949
Media — 3.0%
142,000	Comcast Corp. - Class A	7,622,560
345,906	SFX Entertainment, Inc.*,#	2,801,839
95,779	Time Warner Cable, Inc.	14,108,247
116,119	Walt Disney Co.	9,956,043
		34,488,689
Oil, Gas & Consumable Fuels — 0.4%
188,929	Apptio, Inc.*,§	4,287,668
Professional Services — 1.1%
68,309	Corporate Executive Board Co.	4,660,040
44,566	IHS, Inc. - Class A*	6,046,269
80,879	Paylocity Holding Corp.*,#	1,749,413
		12,455,722
Real Estate Investment Trusts (REITs) — 2.2%
281,274	American Tower Corp.	25,309,035
Semiconductor & Semiconductor Equipment — 10.2%
1,986,255	ARM Holdings PLC	29,943,884
1,976,893	Atmel Corp.*	18,523,487
71,914	Avago Technologies, Ltd.	5,182,842
366,372	Freescale Semiconductor, Ltd.*,#	8,609,742
192,000	MediaTek, Inc.	3,247,589
964,914	ON Semiconductor Corp.*	8,819,314
6,949	Samsung Electronics Co., Ltd.	9,080,338
205,110	SK Hynix, Inc.*	9,842,928
81,749	SunEdison Semiconductor, Ltd.*	1,384,011
5,224,001	Taiwan Semiconductor Manufacturing Co., Ltd.	22,134,110
		116,768,245
Software — 19.7%
117,512	Advent Software, Inc.	3,827,366
234,695	ANSYS, Inc.*	17,794,575
233,890	Blackbaud, Inc.	8,359,229
1,477,014	Cadence Design Systems, Inc.*	25,832,975
85,056	Guidewire Software, Inc.*	3,458,377
1,077,912	Microsoft Corp.	44,948,930
67,282	NetSuite, Inc.*,#	5,845,460
186,384	NICE Systems, Ltd. (ADR)	7,606,331
71,960	Nintendo Co., Ltd.	8,614,029
369,848	Okta, Inc.*,§	4,387,063
1,029,828	Oracle Corp.†	41,738,929
233,889	PROS Holdings, Inc.*	6,184,025
264,359	RealPage, Inc.*	5,942,790
112,378	Salesforce.com, Inc.*	6,526,914
124,410	SAP AG (ADR)#	9,579,570
102,939	Solera Holdings, Inc.	6,912,354
208,907	SS&C Technologies Holdings, Inc.*	9,237,868
25,935	Tyler Technologies, Inc.*	2,365,531
31,551	Workday, Inc. - Class A*	2,835,173
245,209	Zendesk, Inc.*,#	4,261,733
		226,259,222
Technology Hardware, Storage & Peripherals — 10.7%
1,219,949	Apple, Inc.†	113,369,860
352,149	Logitech International SA#	4,587,549
43,939	Stratasys, Ltd.*,#	4,992,789
		122,950,198
Wireless Telecommunication Services — 0.4%
271,587	RingCentral, Inc. - Class A*,#	4,109,111
Total Common Stock (cost $795,692,848)		1,055,286,810
Money Market – 1.5%
17,267,208	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $17,267,208)	17,267,208
Investment Purchased with Cash Collateral From Securities Lending — 6.9%
78,501,680	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $78,501,680)	78,501,680
Total Investments (total cost $891,461,736) – 100.5%		1,151,055,698
Securities Sold Short — (0.5)%
Common Stock Sold Short — (0.5)%
Commercial Services & Supplies — (0.1)%
34,230	ADT Corp.	(1,195,996)
Household Durables — (0.2)%
113,200	Nikon Corp.	(1,724,245)
Semiconductor & Semiconductor Equipment — (0.2)%
16,080	Cree, Inc.*	(803,196)
20,723	Synaptics, Inc.*	(1,878,333)
		(2,681,529)
Total Securities Sold Short (proceeds $5,025,344)		(5,601,770)
Total Investments and Securities Sold Short (total cost $886,436,392) – 100%		$ 1,145,453,928

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$990,999,812	86.1%
United Kingdom	29,943,884	2.6
China	28,372,599	2.5
Taiwan	25,381,699	2.2
South Korea	18,923,266	1.6
Japan	17,173,051	1.5
Germany	9,579,570	0.8
Russia	9,042,398	0.8
Israel	7,606,331	0.7
Sweden	4,871,016	0.4
Switzerland	4,587,549	0.4
India	4,574,523	0.4
Total	$1,151,055,698	100.0%

††	Includes Cash Equivalents of 8.4%.

Summary of Investments by Country – (Short Positions) June 30, 2014 (unaudited)
Country	Value	% of Securities Sold Short
United States	$(3,877,525)	69.2%
Japan	(1,724,245)	30.8
Total	$(5,601,770)	100.0%

Schedule of Forward Currency Contracts, Open June 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
British Pound 7/17/14	845,000	$ 1,445,753	$ (27,801)
Japanese Yen 7/17/14	268,000,000	2,646,222	(32,914)
		4,091,975	(60,715)
HSBC Securities (USA), Inc.:
British Pound 7/24/14	780,000	1,334,456	(13,120)
Japanese Yen 7/24/14	314,000,000	3,100,618	(23,379)
		4,435,074	(36,499)
JP Morgan Chase & Co.:
British Pound 7/10/14	1,130,000	1,933,499	(40,865)
Japanese Yen 7/10/14	323,000,000	3,189,091	(27,239)
		5,122,590	(68,104)
RBC Capital Markets Corp.:
British Pound 7/31/14	1,675,000	2,865,481	(13,794)
Japanese Yen 7/31/14	289,000,000	2,853,924	(21,978)
		5,719,405	(35,772)
Total		$ 19,369,044	$ (201,090)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income-producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Global Technology Fund	$ 19,411,953

∞	Rate shown is the 7-day yield as of June 30, 2014.

#	Loaned security; a portion or all of the security is on loan at June 30, 2014.

§	Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Technology Fund

Apptio, Inc.	5/2/13	$ 4,287,668	$ 4,287,668	0.4%

Okta, Inc.	5/23/14	4,387,063	4,387,063	0.4
Total			$ 8,674,731	0.8%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Global Technology Fund
Janus Cash Collateral Fund LLC	-	158,658,510	(80,156,830)	78,501,680	$ -	$ 176,980(1)	$ 78,501,680
Janus Cash Liquidity Fund LLC	51,814,872	168,039,566	(202,587,230)	17,267,208	-	11,514	17,267,208
					$ -	$ 188,494	$ 95,768,888
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Oil, Gas & Consumable Fuels	$—	$—	$4,287,668
Software	221,872,159		4,387,063
All Other	824,739,920	—	—

Money Market	—	17,267,208	—

Investment Purchased with Cash Collateral From Securities Lending	—	78,501,680	—

Total Assets	$1,046,612,079	$95,768,888	$8,674,731

Liabilities
Investments in Securities Sold Short:
Common Stock	$5,601,770	$—	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$201,090	$—

Total Liabilities	$5,601,770	$201,090	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares or Principal Amount		Value
Common Stock — 91.9%
Aerospace & Defense — 4.3%
893,035	Boeing Co.	$ 113,620,843
790,523	Honeywell International, Inc.	73,479,113
		187,099,956
Automobiles — 1.2%
1,415,355	General Motors Co.	51,377,386
Beverages — 2.4%
1,797,450	Diageo PLC	57,393,893
527,168	PepsiCo, Inc.	47,097,189
		104,491,082
Capital Markets — 3.2%
3,818,944	Blackstone Group LP	127,705,487
296,446	Greenhill & Co., Inc.	14,599,966
		142,305,453
Chemicals — 6.8%
1,915,252	EI du Pont de Nemours & Co.	125,334,091
1,796,853	LyondellBasell Industries NV - Class A	175,462,695
		300,796,786
Commercial Banks — 6.0%
1,828,084	JPMorgan Chase & Co.	105,334,200
771,172	PacWest Bancorp	33,291,495
2,913,086	U.S. Bancorp	126,194,886
		264,820,581
Consumer Finance — 0.9%
395,261	American Express Co.	37,498,411
Diversified Financial Services — 1.1%
674,259	CME Group, Inc.	47,838,676
Diversified Telecommunication Services — 2.1%
493,766	CenturyLink, Inc.	17,874,329
1,561,921	Verizon Communications, Inc.	76,424,795
		94,299,124
Electric Utilities — 2.3%
1,147,553	Brookfield Infrastructure Partners LP	47,875,911
889,338	Edison International	51,679,431
		99,555,342
Electronic Equipment, Instruments & Components — 2.6%
1,852,517	TE Connectivity, Ltd. (U.S. Shares)	114,559,651
Food & Staples Retailing — 0.8%
691,707	Kroger Co.	34,191,077
Food Products — 1.5%
176,560	Hershey Co.	17,191,647
1,118,350	Unilever PLC	50,732,317
		67,923,964
Health Care Equipment & Supplies — 1.2%
1,310,356	Abbott Laboratories	53,593,560
Health Care Providers & Services — 2.7%
1,482,230	Aetna, Inc.	120,179,208
Hotels, Restaurants & Leisure — 3.1%
663,114	Las Vegas Sands Corp.	50,542,549
206,698	McDonald's Corp.	20,822,757
1,482,230	Six Flags Entertainment Corp.	63,068,886
		134,434,192
Household Products — 2.7%
1,266,847	Colgate-Palmolive Co.	86,373,629
296,446	Kimberly-Clark Corp.	32,970,724
		119,344,353
Industrial Conglomerates — 1.2%
381,811	3M Co.	54,690,608
Information Technology Services — 0.9%
494,077	Automatic Data Processing, Inc.	39,170,425
Insurance — 1.8%
2,440,533	Prudential PLC	56,002,922
247,038	Travelers Cos., Inc.	23,238,865
		79,241,787
Leisure Products — 2.3%
2,594,598	Mattel, Inc.	101,111,484
Machinery — 0.7%
345,854	Dover Corp.	31,455,421
Media — 3.6%
1,290,022	CBS Corp. - Class B†	80,161,967
193,001	CBS Outdoor Americas, Inc.	6,307,273
840,543	Viacom, Inc. - Class B	72,900,294
		159,369,534
Multi-Utilities — 1.0%
494,077	Ameren Corp.	20,197,868
345,854	National Grid PLC (ADR)	25,724,620
		45,922,488
Oil, Gas & Consumable Fuels — 6.6%
1,203,877	Chevron Corp.	157,166,143
1,675,439	Enterprise Products Partners LP	131,170,119
		288,336,262
Pharmaceuticals — 7.7%
3,045,330	AbbVie, Inc.	171,878,425
726,418	Eli Lilly & Co.	45,161,407
1,173,144	Johnson & Johnson	122,734,326
		339,774,158
Real Estate Investment Trusts (REITs) — 1.1%
24,027,576	Colony American Homes Holdings III LP - Private Placement*,§	26,430,334
305,643	Ventas, Inc.	19,591,716
		46,022,050
Road & Rail — 3.3%
247,038	Canadian Pacific Railway, Ltd. (U.S. Shares)	44,748,463
1,021,880	Union Pacific Corp.	101,932,530
		146,680,993
Semiconductor & Semiconductor Equipment — 2.8%
1,486,823	Microchip Technology, Inc.	72,571,831
1,036,217	Xilinx, Inc.	49,023,426
		121,595,257
Software — 2.1%
2,223,345	Microsoft Corp.	92,713,486
Specialty Retail — 0.8%
452,332	Home Depot, Inc.	36,620,799
Technology Hardware, Storage & Peripherals — 3.4%
1,603,000	Apple, Inc.	148,966,790
Textiles, Apparel & Luxury Goods — 2.0%
1,118,045	NIKE, Inc. - Class B	86,704,390
Thrifts & Mortgage Finance — 0.3%
988,154	People's United Financial, Inc.	14,990,296
Tobacco — 5.4%
3,176,517	Altria Group, Inc.	133,223,123
1,256,860	Philip Morris International, Inc.	105,965,867
		239,188,990
Total Common Stock (cost $2,621,708,402)		4,046,864,020

Corporate Bonds — 4.1%
Banking — 0.4%
$ 15,000,000	Bank of America Corp. 8.0000%µ	16,601,325
Consumer Cyclical — 1.0%
15,000,000	MGM Resorts International 7.6250%, 1/15/17	16,950,000
25,000,000	Royal Caribbean Cruises, Ltd. 5.2500%, 11/15/22	26,250,000
		43,200,000
Consumer Non-Cyclical — 0.3%
9,990,000	HCA, Inc. 7.2500%, 9/15/20	10,701,788
Finance Companies — 0.5%
20,000,000	General Electric Capital Corp. 6.2500%µ	22,250,000
Hotels, Restaurants & Leisure — 0.4%
12,498,000	MGM Resorts International 4.2500%, 4/15/15	18,348,626
Insurance — 0.5%
15,000,000	American International Group, Inc. 8.1750%, 5/15/58‡	20,662,500
Internet & Catalog Retail — 0.3%
10,000,000	Priceline Group, Inc. 1.0000%, 3/15/18	14,168,750
Internet Software & Services — 0.2%
10,000,000	Yahoo!, Inc. 0%, 12/1/18 (144A)	9,950,000
Real Estate Investment Trusts (REITs) — 0.5%
10,000,000	Annaly Capital Management, Inc. 4.0000%, 2/15/15	10,575,000
9,985,000	Prologis LP 3.2500%, 3/15/15	11,176,959
		21,751,959
Total Corporate Bonds (cost $154,189,097)		177,634,948
Preferred Stock — 1.5%
Aerospace & Defense — 0.4%
264,550	United Technologies Corp., 7.5000%	17,246,014
Capital Markets — 0.3%
250,000	Morgan Stanley, 6.8750%	6,792,500
235,000	Morgan Stanley, 7.1250%	6,549,450
		13,341,950
Commercial Banks — 0.1%
232,500	Wells Fargo & Co., 6.6250%	6,491,400
Consumer Finance — 0.3%
500,000	Discover Financial Services, 6.5000%	12,550,000
Real Estate Investment Trusts (REITs) — 0.4%
70,000	American Tower Corp., 5.2500%	7,448,000
100,000	Crown Castle International Corp., 4.5000%	10,192,000
		17,640,000
Total Preferred Stock (cost $62,826,628)		67,269,364
Money Market — 2.5%
110,472,000	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $110,472,000)	110,472,000
Total Investments (total cost $2,949,196,127) – 100%		$ 4,402,240,332

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$4,167,638,117	94.7%
United Kingdom	189,853,752	4.3
Canada	44,748,463	1.0
Total	$4,402,240,332	100.0%

††	Includes Cash Equivalents of 2.5%.

Schedule of Forward Currency Contracts, Open June 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
British Pound 7/17/14	13,550,000	$ 23,183,383	$ (445,805)
HSBC Securities (USA), Inc.:
British Pound 7/24/14	15,090,000	25,816,591	(253,829)
JPMorgan Chase & Co.:
British Pound 7/10/14	11,227,000	19,210,077	(406,008)
RBC Capital Markets Corp.:
British Pound 7/31/14	15,500,000	26,516,390	(127,640)
Total		$ 94,726,441	$ (1,233,282)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Growth and Income Fund	$ 9,950,000	0.2%

* Non-income-producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Growth and Income Fund	$ 47,599,240

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of June 30, 2014.

µ This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Growth and Income Fund
Colony American Homes Holdings III LP – Private Placement	1/30/13	$ 24,057,693	$ 26,430,334	0.6%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Growth and Income Fund
Janus Cash Liquidity Fund LLC	100,537,119	420,222,832	(410,287,951)	110,472,000	$ -	$ 25,491	$ 110,472,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$19,591,716	$—	$26,430,334
All Other	4,000,841,970	—	—

Corporate Bonds	—	177,634,948	—

Preferred Stock	—	67,269,364	—

Money Market	—	110,472,000	—

Total Assets	$4,020,433,686	$355,376,312	$26,430,334

Liabilities
Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$1,233,282	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus International Equity Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 94.2%
Air Freight & Logistics — 3.6%
38,642	Panalpina Welttransport Holding AG	$ 6,119,261
649,161	TNT Express NV	5,875,203
		11,994,464
Auto Components — 2.2%
260,000	NGK Spark Plug Co., Ltd.	7,336,164
Beverages — 2.7%
8,734,800	LT Group, Inc.	2,954,300
102,416	SABMiller PLC	5,937,566
		8,891,866
Biotechnology — 0.9%
224,525	Swedish Orphan Biovitrum AB*	3,001,689
Capital Markets — 1.1%
100,160	Deutsche Bank AG	3,523,805
Chemicals — 5.0%
797,912	Alent PLC	5,000,006
181,000	Kansai Paint Co., Ltd.	3,025,304
61,646	LyondellBasell Industries NV - Class A	6,019,732
43,900	Shin-Etsu Chemical Co., Ltd.	2,668,933
		16,713,975
Commercial Banks — 11.5%
432,392	Banco Bilbao Vizcaya Argentaria SA	5,511,244
574,900	Bangkok Bank PCL (NVDR)	3,420,336
43,824	BNP Paribas SA	2,972,904
221,600	HSBC Holdings PLC	2,248,270
138,066	ICICI Bank, Ltd.	3,255,708
675,054	National Bank of Greece SA*	2,467,850
1,678,700	Seven Bank, Ltd.	6,861,307
98,186	Societe Generale SA	5,142,884
241,995	Turkiye Halk Bankasi A/S	1,816,419
526,089	UniCredit SpA	4,404,784
		38,101,706
Commercial Services & Supplies — 0.7%
72,899	Edenred	2,210,376
Communications Equipment — 2.0%
544,929	Telefonaktiebolaget LM Ericsson - Class B	6,587,672
Diversified Financial Services — 0.9%
212,422	ING Groep NV*	2,984,117
Electrical Equipment — 0.7%
118,451	Havells India, Ltd.	2,309,342
Electronic Equipment, Instruments & Components — 2.7%
100,414	Hexagon AB - Class B	3,238,094
13,400	Keyence Corp.	5,846,708
		9,084,802
Energy Equipment & Services — 1.1%
173,442	Petrofac, Ltd.	3,570,402
Food Products — 1.1%
80,611	Unilever NV	3,526,973
Health Care Equipment & Supplies — 1.6%
50,921	Essilor International SA	5,399,920
Health Care Providers & Services — 1.6%
120,904	Catamaran Corp.*	5,339,766
Hotels, Restaurants & Leisure — 1.3%
1,409,000	Melco International Development, Ltd.	4,263,251
Household Durables — 0.8%
166,000	Iida Group Holdings Co., Ltd.	2,522,204
Household Products — 1.8%
67,075	Reckitt Benckiser Group PLC	5,853,668
Independent Power and Renewable Electricity Producers — 1.1%
99,594	Abengoa Yield PLC*	3,766,645
Industrial Conglomerates — 0.8%
113,451	Smiths Group PLC	2,517,941
Information Technology Services — 0.6%
2,185,000	Travelsky Technology, Ltd.	2,010,148
Insurance — 4.4%
1,583,400	AIA Group, Ltd.	7,957,657
172,800	BB Seguridade Participacoes SA	2,537,633
174,301	Prudential PLC	3,999,686
		14,494,976
Internet & Catalog Retail — 2.4%
40,756	Ctrip.com International, Ltd. (ADR)*	2,610,014
401,500	Rakuten, Inc.	5,188,701
		7,798,715
Internet Software & Services — 0.6%
81,940	Youku Tudou, Inc. (ADR)*	1,955,088
Leisure Products — 2.5%
427,300	Sega Sammy Holdings, Inc.	8,407,631
Marine — 3.7%
3,736	AP Moeller - Maersk A/S - Class B	9,284,588
22,428	Kuehne + Nagel International AG	2,985,003
		12,269,591
Media — 2.0%
305,748	WPP PLC	6,665,462
Metals & Mining — 4.6%
50,582	APERAM*	1,707,190
1,197,859	Glencore Xstrata PLC	6,672,992
178,954	Outokumpu Oyj*	1,799,709
172,044	ThyssenKrupp AG	5,015,153
		15,195,044
Oil, Gas & Consumable Fuels — 4.0%
242,431	Athabasca Oil Corp.*	1,740,577
376,100	Inpex Corp.	5,718,176
72,960	Koninklijke Vopak NV	3,566,334
60,025	MEG Energy Corp.*	2,187,995
		13,213,082
Pharmaceuticals — 5.6%
58,647	AstraZeneca PLC	4,355,949
97,893	Novo Nordisk A/S - Class B	4,505,995
20,464	Roche Holding AG	6,105,039
45,683	Shire PLC	3,572,465
		18,539,448
Real Estate Management & Development — 4.0%
182,024	Countrywide PLC	1,602,549
359,805	Kennedy Wilson Europe Real Estate PLC*	6,772,626
197,000	Mitsubishi Estate Co., Ltd.	4,864,221
		13,239,396
Semiconductor & Semiconductor Equipment — 4.0%
281,608	ARM Holdings PLC	4,245,395
209,800	Sumco Corp.	1,922,149
1,694,000	Taiwan Semiconductor Manufacturing Co., Ltd.	7,177,485
		13,345,029
Specialty Retail — 0.9%
1,403,500	L'Occitane International SA	3,136,515
Textiles, Apparel & Luxury Goods — 4.6%
54,103	Cie Financiere Richemont SA	5,678,191
423,500	Prada SpA	2,997,210
1,977,700	Samsonite International SA	6,519,862
		15,195,263
Thrifts & Mortgage Finance — 0.4%
84,425	Housing Development Finance Corp.	1,393,349
Tobacco — 3.9%
770,264	ITC, Ltd.	4,163,191
239,200	Japan Tobacco, Inc.	8,721,153
		12,884,344
Wireless Telecommunication Services — 0.8%
845,987	Vodafone Group PLC	2,822,900
Total Common Stock (cost $255,550,985)		312,066,729
Preferred Stock — 2.4%
Automobiles — 2.4%
30,039	Volkswagen AG (cost $7,765,025)	7,888,656
Money Market — 3.4%
11,167,537	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $11,167,537)	11,167,537
Total Investments (total cost $274,483,547) – 100%		$ 331,122,922

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
Japan	$ 63,082,651	19.0%
United Kingdom	62,831,896	19.0
United States††	23,959,895	7.2
Switzerland	20,887,494	6.3
France	20,569,789	6.2
Hong Kong	18,740,770	5.7
Germany	16,427,614	5.0
Netherlands	15,952,627	4.8
Denmark	13,790,583	4.2
Sweden	12,827,455	3.9
India	11,121,590	3.4
Canada	9,268,338	2.8
Italy	7,401,994	2.2
Taiwan	7,177,485	2.2
China	6,575,250	2.0
Spain	5,511,244	1.7
Thailand	3,420,336	1.0
Philippines	2,954,300	0.9
Brazil	2,537,633	0.8
Greece	2,467,850	0.7
Turkey	1,816,419	0.5
Finland	1,799,709	0.5
Total	$ 331,122,922	100.0%

††	Includes Cash Equivalents of 3.4%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

*	Non-income-producing security.

∞	Rate shown is the 7-day yield as of June 30, 2014.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus International Equity Fund
Janus Cash Liquidity Fund LLC	-	98,649,782	(87,482,245)	11,167,537	$ -	$ 3,099	$ 11,167,537

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$312,066,729	$—	$—

Preferred Stock	—	7,888,656	—

Money Market	—	11,167,537	—

Total Assets	$312,066,729	$19,056,193	$—

Janus Overseas Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 92.1%
Air Freight & Logistics — 1.8%
503,157	Panalpina Welttransport Holding AG	$ 79,678,821
Airlines — 4.8%
5,296,535	United Continental Holdings, Inc.*,†	217,528,692
Automobiles — 0.2%
4,498,500	SAIC Motor Corp., Ltd. - Class Aß	11,092,192
Beverages — 1.1%
549,412	Remy Cointreau SA#	50,544,249
Commercial Banks — 3.8%
1,740,166	Axis Bank, Ltd.	55,522,406
1,408,189	State Bank of India	62,899,031
3,429,836	TCS Group Holding PLC (GDR)*	22,465,426
4,016,133	Turkiye Halk Bankasi A/S	30,145,170
		171,032,033
Communications Equipment — 0.8%
2,876,251	Telefonaktiebolaget LM Ericsson - Class B	34,771,134
Construction & Engineering — 1.6%
34,453,800	Louis XIII Holdings, Ltd.*,#,£	26,095,302
7,547,734	UGL, Ltd.	48,673,480
		74,768,782
Electrical Equipment — 0.2%
490,704	Havells India, Ltd.	9,566,851
Food & Staples Retailing — 1.4%
2,922,114	X5 Retail Group NV (GDR)*	63,088,441
Food Products — 0.2%
184,405,502	Chaoda Modern Agriculture Holdings, Ltd.*,ß,£	7,851,903
Hotels, Restaurants & Leisure — 5.2%
31,837,966	Bwin.Party Digital Entertainment PLC	52,328,695
21,589,000	Melco Crown Philippines Resorts Corp.*	5,669,339
16,011,535	Melco International Development, Ltd.	48,446,556
1,219,723	Orascom Development Holding AG*	27,720,977
66,329,165	Shangri-La Asia, Ltd.	103,898,746
		238,064,313
Household Durables — 2.3%
1,392,800	Iida Group Holdings Co., Ltd.	21,162,200
20,355,100	MRV Engenharia e Participacoes SA	68,741,080
22,089,260	PDG Realty SA Empreendimentos e Participacoes	14,599,511
		104,502,791
Independent Power and Renewable Electricity Producers — 0.5%
23,547,864	Adani Power, Ltd.*	24,491,501
Industrial Conglomerates — 1.4%
37,282,379	John Keells Holdings PLC£	62,919,379
Information Technology Services — 1.3%
1,410,599	QIWI PLC (ADR)#,£	56,889,458
Internet & Catalog Retail — 3.7%
83,091	ASOS PLC*	4,208,651
1,881,163	Ctrip.com International, Ltd. (ADR)*,#	120,469,679
1,203,984	MakeMyTrip, Ltd.*	42,295,958
		166,974,288
Internet Software & Services — 2.7%
5,169,954	Youku Tudou, Inc. (ADR)*,#	123,355,102
Media — 0.6%
1,543,500	Fuji Media Holdings, Inc.	26,819,627
Metals & Mining — 2.8%
8,564,513	Fortescue Metals Group, Ltd.#	35,124,621
10,423,977	Hindustan Zinc, Ltd.	28,997,861
2,367,208	Outokumpu Oyj*	23,806,590
12,218,138	Turquoise Hill Resources, Ltd.*,#	40,883,637
		128,812,709
Oil, Gas & Consumable Fuels — 22.6%
5,498,106	Africa Oil Corp.*	37,619,434
2,921,946	Africa Oil Corp. - Private Placement*,§	20,341,112
8,249,870	Athabasca Oil Corp.*	59,231,422
6,716,891	Cairn Energy PLC	22,987,700
3,482,229	Cobalt International Energy, Inc.*,†	63,898,902
1,695,628	Euronav NV*,#	20,746,398
5,937,535	Karoon Gas Australia, Ltd.*	17,185,583
21,019,322	Ophir Energy PLC*	79,237,438
6,571,628	Pacific Rubiales Energy Corp.#	133,539,127
12,817,817	Petroleo Brasileiro SA (ADR)†,#	187,524,663
20,405,977	Reliance Industries, Ltd.	344,533,240
1,591,139	Trilogy Energy Corp.#	43,547,904
		1,030,392,923
Pharmaceuticals — 6.0%
577,661	Endo International PLC*	40,447,823
31,752,211	Genomma Lab Internacional SAB de CV - Class B*	86,133,661
858,663	Jazz Pharmaceuticals PLC*	126,232,048
257,684	Mallinckrodt PLC*,#	20,619,874
		273,433,406
Real Estate Investment Trusts (REITs) — 1.8%
17,025,400	Concentradora Fibra Hotelera Mexicana SA de CV	30,815,916
27,967,785	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	35,119,817
7,127,000	Prologis Property Mexico SA de CV*	15,124,905
		81,060,638
Real Estate Management & Development — 7.4%
2,927,126	Countrywide PLC	25,770,570
38,893,625	DLF, Ltd.	139,076,722
313,705,268	Evergrande Real Estate Group, Ltd.#	121,835,934
2,634,972	Kennedy Wilson Europe Real Estate PLC*	49,598,200
		336,281,426
Road & Rail — 0.8%
3,296,416	Globaltrans Investment PLC (GDR)	37,743,963
Semiconductor & Semiconductor Equipment — 3.2%
7,924,147	ARM Holdings PLC	119,460,865
2,814,700	Sumco Corp.	25,787,754
		145,248,619
Software — 4.6%
7,367,300	Nexon Co., Ltd.	70,334,476
1,151,200	Nintendo Co., Ltd.	137,805,312
		208,139,788
Textiles, Apparel & Luxury Goods — 6.3%
194,608,180	Li & Fung, Ltd.	288,263,775
Trading Companies & Distributors — 3.0%
18,014,015	Adani Enterprises, Ltd.	136,303,251
Total Common Stock (cost $4,070,509,889)		4,189,620,055

Warrants — 0%
Industrial Conglomerates — 0%
1,421,182	John Keells Holdings PLC
	expires 11/12/15*	653,329
1,421,182	John Keells Holdings PLC
	expires 11/11/16*	775,488
Total Warrants (cost $675,284)		1,428,817
Money Market — 0.5%
22,807,000	Janus Cash Liquidity Fund LLC, 0.0737%∞,£
	(cost $22,807,000)	22,807,000
Investment Purchased with Cash Collateral From Securities Lending — 7.4%
337,160,119	Janus Cash Collateral Fund LLC, 0.0689%∞,£
	(cost $337,160,119)	337,160,119
Total Investments (total cost $4,431,152,292) – 100%		$ 4,551,015,991

Summary of Investments by Country – (Long Positions)
June 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$878,292,658	19.3%
India	843,686,821	18.5
Hong Kong	466,704,379	10.3
China	384,604,810	8.4
Canada	335,162,636	7.4
United Kingdom	303,993,919	6.7
Japan	281,909,369	6.2
Brazil	270,865,254	5.9
Russia	180,187,288	4.0
Mexico	132,074,482	2.9
Switzerland	107,399,798	2.4
Australia	100,983,684	2.2
Turkey	65,264,987	1.4
Sri Lanka	64,348,196	1.4
France	50,544,249	1.1
Sweden	34,771,134	0.8
Finland	23,806,590	0.5
Belgium	20,746,398	0.5
Philippines	5,669,339	0.1
Total	$4,551,015,991	100.0%

††   Includes Cash Equivalents of 7.9%.

Schedule of Forward Currency Contracts, Open
June 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International: Japanese Yen 7/17/14	5,400,000,000	$53,319,407	$(663,193)
HSBC Securities (USA), Inc.: Japanese Yen 7/24/14	7,900,000,000	78,009,189	(588,191)
JPMorgan Chase & Co.: Japanese Yen 7/10/14	6,500,000,000	64,176,760	(552,880)
RBC Capital Markets Corp.: Japanese Yen 7/31/14	6,200,000,000	61,226,040	(471,508)
Total		$256,731,396	$(2,275,772)

Total Return Swap outstanding at June 30, 2014

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
Credit Suisse International	$43,675,193	1 month USD LIBOR plus 75 basis points	Moscow Exchange	12/15/15	$2,066,609

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income-producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Overseas Fund	$ 417,606,250

ß Security is illiquid.

∞ Rate shown is the 7-day yield as of June 30, 2014.

# Loaned security; a portion or all of the security is on loan at June 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Overseas Fund
Africa Oil Corp. - Private Placement	10/17/13	$ 23,586,134	$ 20,341,112	0.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Overseas Fund
Chaoda Modern Agriculture Holdings, Ltd.	184,405,502	-	-	184,405,502	$-	$-	$7,851,903
Janus Cash Collateral Fund LLC	-	736,955,571	(399,795,452)	337,160,119	-	2,374,639(1)	337,160,119
Janus Cash Liquidity Fund LLC	5,128,000	615,754,815	(598,075,815)	22,807,000	-	6,613	22,807,000
John Keells Holdings PLC (2)	74,878,133	4,263,403	(41,859,157)	37,282,379	26,179,127	1,540,265	N/A
Louis XIII Holdings, Ltd.	34,683,800	-	(230,000)	34,453,800	(1,927)	-	26,095,302
QIWI PLC (ADR)(2)	966,190	831,173	(386,764)	1,410,599	6,604,145	1,206,912	N/A

					$ 32,781,345	$ 5,128,429	$ 393,914,324

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
(2)	Company was no longer an affiliate as of June 30, 2014.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Food Products	$—	$—	$7,851,903
Oil, Gas & Consumable Fuels	1,010,051,811	20,341,112	—
All Other	3,151,375,229	—	—

Warrants	1,428,817	—	—
Money Market	—	22,807,000	—
Investment Purchased with Cash Collateral From Securities Lending	—	337,160,119	—

Total Investments in Securities	$4,162,855,857	$380,308,231	$7,851,903

Other Financial Instruments(a) - Assets:
Outstanding Swap Contract at Value	$—	$2,066,609	$—

Total Assets	$4,162,855,857	$382,374,840	$7,851,903

Liabilities
Other Financial Instruments(a) - Liabilities:
Forward Currency Contracts	$—	$2,275,772	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Preservation Series – Global(1)

Schedule of Investments (unaudited)

As of June 30, 2014

Shares/Principal/Contract Amount		Value
Common Stock — 95.6%
Aerospace & Defense — 0.9%
556	Precision Castparts Corp.	$ 140,334
Air Freight & Logistics — 0.8%
832	Panalpina Welttransport Holding AG	131,754
Airlines — 0.9%
3,357	United Continental Holdings, Inc.*	137,872
Auto Components — 1.4%
8,000	NGK Spark Plug Co., Ltd.	225,728
Automobiles — 0.6%
453	Hyundai Motor Co.	102,761
Beverages — 2.6%
2,083	PepsiCo, Inc.	186,095
524	Pernod Ricard SA	62,922
2,850	SABMiller PLC	165,229
		414,246
Biotechnology — 4.2%
337	Biogen Idec, Inc.*	106,259
1,564	Celgene Corp.*	134,316
2,061	Gilead Sciences, Inc.*	170,878
1,226	Medivation, Inc.*	94,500
2,530	NPS Pharmaceuticals, Inc.*	83,617
868	Pharmacyclics, Inc.*	77,868
		667,438
Capital Markets — 2.4%
2,832	Deutsche Bank AG	99,635
1,199	T Rowe Price Group, Inc.	101,208
9,947	UBS AG	182,537
		383,380
Chemicals — 2.3%
19,645	Alent PLC	123,103
1,283	LyondellBasell Industries NV - Class A	125,285
937	Monsanto Co.	116,881
		365,269
Commercial Banks — 5.8%
2,070	BNP Paribas SA	140,423
77,000	China Construction Bank Corp.	58,220
2,647	Citigroup, Inc.	124,674
16,415	HSBC Holdings PLC	166,540
2,313	JPMorgan Chase & Co.	133,275
4,358	Sberbank of Russia (ADR)	44,147
36,400	Seven Bank, Ltd.	148,777
2,417	U.S. Bancorp	104,705
		920,761
Commercial Services & Supplies — 0.5%
1,640	Tyco International, Ltd. (U.S. Shares)	74,784
Communications Equipment — 1.6%
2,888	CommScope Holding Co., Inc.*	66,799
1,017	Motorola Solutions, Inc.	67,702
10,420	Telefonaktiebolaget LM Ericsson - Class B	125,968
		260,469
Consumer Finance — 0.8%
1,270	American Express Co.	120,485
Containers & Packaging — 1.1%
3,408	Crown Holdings, Inc.*	169,582
Diversified Financial Services — 1.5%
9,768	ING Groep NV*	137,222
506	IntercontinentalExchange Group, Inc.	95,583
		232,805
Electrical Equipment — 0.9%
3,100	Sensata Technologies Holding NV*	145,018
Electronic Equipment, Instruments & Components — 2.0%
500	Keyence Corp.	218,161
1,501	TE Connectivity, Ltd. (U.S. Shares)	92,822
		310,983
Energy Equipment & Services — 2.8%
787	Core Laboratories NV	131,476
1,161	Helmerich & Payne, Inc.	134,804
1,051	National Oilwell Varco, Inc.	86,550
4,629	Petrofac, Ltd.	95,290
		448,120
Food & Staples Retailing — 1.5%
2,845	Kroger Co.	140,628
2,485	Whole Foods Market, Inc.	95,996
		236,624
Food Products — 1.6%
817	Hershey Co.	79,551
2,162	Nestle SA	167,527
		247,078
Health Care Equipment & Supplies — 0.7%
1,086	Zimmer Holdings, Inc.	112,792
Health Care Providers & Services — 2.6%
1,393	Aetna, Inc.	112,944
1,681	Catamaran Corp. (U.S. Shares)*	74,233
1,564	Express Scripts Holding Co.*	108,432
1,770	Omnicare, Inc.	117,829
		413,438
Hotels, Restaurants & Leisure — 0.7%
25,332	Bwin.Party Digital Entertainment PLC	41,636
975	Starbucks Corp.	75,445
		117,081
Household Durables — 0.2%
2,100	Sony Corp.	34,872
Household Products — 1.2%
2,685	Colgate-Palmolive Co.	183,063
Industrial Conglomerates — 0.5%
1,092	Danaher Corp.	85,973
Information Technology Services — 2.3%
1,624	Amdocs, Ltd. (U.S. Shares)	75,240
2,443	MasterCard, Inc. - Class A	179,487
512	Visa, Inc. - Class A	107,884
		362,611
Insurance — 3.7%
56,600	AIA Group, Ltd.	284,453
1,340	Aon PLC	120,721
7,718	Prudential PLC	177,105
		582,279
Internet & Catalog Retail — 1.4%
187	Amazon.com, Inc.*	60,734
65	Priceline Group, Inc.*	78,195
6,400	Rakuten, Inc.	82,709
		221,638
Internet Software & Services — 2.2%
629	eBay, Inc.*	31,488
658	Facebook, Inc. - Class A*	44,277
186	Google, Inc. - Class A*	108,749
186	Google, Inc. - Class C*	107,002
2,254	Youku Tudou, Inc. (ADR)*	53,780
		345,296
Leisure Products — 0.4%
1,776	Mattel, Inc.	69,211
Machinery — 0.5%
959	Dover Corp.	87,221
Marine — 2.1%
131	AP Moeller - Maersk A/S - Class B	325,557
Media — 3.7%
1,308	CBS Corp. - Class B	81,279
2,253	Comcast Corp. - Class A	120,941
1,609	Liberty Global PLC*	68,077
909	Liberty Global PLC - Class A*	40,196
374	Time Warner Cable, Inc.	55,090
3,542	Twenty-First Century Fox, Inc. - Class A	124,501
1,166	Walt Disney Co.	99,973
		590,057
Metals & Mining — 0.7%
3,773	ThyssenKrupp AG	109,984
Oil, Gas & Consumable Fuels — 9.4%
1,340	Anadarko Petroleum Corp.	146,690
4,381	EnCana Corp. (U.S. Shares)	103,873
1,187	EOG Resources, Inc.	138,713
7,500	Inpex Corp.	114,029
1,572	Keyera Corp.	115,826
2,979	Koninklijke Vopak NV	145,616
2,734	MEG Energy Corp.*	99,658
2,089	Noble Energy, Inc.	161,814
1,932	Phillips 66	155,391
2,614	Royal Dutch Shell PLC (ADR)	215,315
1,858	Valero Energy Corp.	93,086
		1,490,011
Pharmaceuticals — 5.1%
1,560	AstraZeneca PLC	115,867
1,594	Endo International PLC*	111,612
606	Jazz Pharmaceuticals PLC*	89,088
492	Roche Holding AG	146,779
2,171	Shire PLC	169,775
1,438	Teva Pharmaceutical Industries, Ltd. (ADR)	75,380
840	Valeant Pharmaceuticals International, Inc.	106,242
		814,743
Professional Services — 0.8%
329	IHS, Inc. - Class A*	44,635
1,493	Verisk Analytics, Inc. - Class A*	89,610
		134,245
Real Estate Investment Trusts (REITs) — 1.7%
1,308	American Tower Corp.	117,694
4,048	Lexington Realty Trust	44,569
540	Simon Property Group, Inc.	89,791
321	Ventas, Inc.	20,576
		272,630
Real Estate Management & Development — 2.0%
2,776	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	122,200
905	Jones Lang LaSalle, Inc.	114,383
3,000	Mitsubishi Estate Co., Ltd.	74,074
		310,657
Road & Rail — 3.0%
2,182	Canadian Pacific Railway, Ltd.	395,353
690	Kansas City Southern	74,182
		469,535
Semiconductor & Semiconductor Equipment — 2.5%
10,603	ARM Holdings PLC	159,846
8,394	Atmel Corp.*	78,652
32	Samsung Electronics Co., Ltd.	41,815
28,000	Taiwan Semiconductor Manufacturing Co., Ltd.	118,636
		398,949
Software — 2.2%
3,206	Microsoft Corp.	133,690
3,000	Nexon Co., Ltd.	28,641
600	Nintendo Co., Ltd.	71,823
1,362	Oracle Corp.	55,202
991	Solera Holdings, Inc.	66,546
		355,902
Specialty Retail — 2.6%
36,600	Chow Tai Fook Jewellery Group, Ltd.	55,914
1,888	Lowe's Cos., Inc.	90,605
951	PetSmart, Inc.	56,870
898	Tiffany & Co.	90,024
687	Ulta Salon Cosmetics & Fragrance, Inc.	62,799
826	Williams-Sonoma, Inc.	59,290
		415,502
Technology Hardware, Storage & Peripherals — 2.0%
3,383	Apple, Inc.†	314,382
Textiles, Apparel & Luxury Goods — 1.8%
621	Cie Financiere Richemont SA	65,175
1,229	NIKE, Inc. - Class B	95,309
7,600	Prada SpA	53,787
23,700	Samsonite International SA	78,131
		292,402
Tobacco — 1.9%
3,390	Imperial Tobacco Group PLC	152,564
4,200	Japan Tobacco, Inc.	153,131
		305,695
Trading Companies & Distributors — 0.1%
262	NOW, Inc.*	9,487
Wireless Telecommunication Services — 1.4%
2,741	T-Mobile U.S., Inc.	92,152
79,800	Tower Bersama Infrastructure Tbk PT	54,233
21,763	Vodafone Group PLC	72,619
		219,004
Total Common Stock (cost $12,690,156)		15,179,708
Preferred Stock — 1.0%
Automobiles — 1.0%
658	Volkswagen AG (cost $172,281)	172,800
U.S. Treasury Notes/Bonds — 0.2%
$ 15,000	0.8750%, 11/30/16	15,093
15,000	1.3750%, 11/30/18	14,958
Total U.S. Treasury Notes/Bonds (cost $29,927)		30,051
Money Market — 3.2%
500,635	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $500,635)	500,635
Capital Protection Agreement — 0%
1	Janus Preservation Series - Global with BNP Paribas Prime Brokerage, Inc. exercise price at 6/30/14 $9.89 - $10.14§ (cost $0)	0
Total Investments (total cost $13,392,999) – 100%		$ 15,883,194

(1)	Formerly named Janus Protected Series – Global

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$9,023,819	56.8%
United Kingdom	1,654,889	10.4
Japan	1,151,945	7.3
Canada	1,017,385	6.4
Switzerland	693,772	4.4
Hong Kong	418,498	2.6
Germany	382,419	2.4
Denmark	325,557	2.1
Netherlands	282,838	1.8
France	203,345	1.3
South Korea	144,576	0.9
Sweden	125,968	0.8
Taiwan	118,636	0.7
China	112,000	0.7
Israel	75,380	0.5
Indonesia	54,233	0.3
Italy	53,787	0.3
Russia	44,147	0.3
Total	$15,883,194	100.0%

††	Includes Cash Equivalents of 3.2%.

Schedule of OTC Purchased Option – Zero Strike Call June 30, 2014
Counterparty/Reference Asset	Premium to be Paid	Value	Unrealized Depreciation
BNP Paribas:
BNP IVIX Index
expires December 2014
78,149 contracts
exercise price $0.00	$ (232,892)	$ 229,460	$ (3,432)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income-producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Preservation Series - Global	$ 146,365

∞ Rate shown is the 7-day yield as of June 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Preservation Series - Global
Capital Protection Agreement	12/15/11	$ 0	$ 0	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Preservation Series - Global
Janus Cash Liquidity Fund LLC	422,212	7,326,423	(7,248,000)	500,635	$ -	$ 408	$ 500,635

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$15,179,708	$—	$—

Preferred Stock	—	172,800	—

U.S. Treasury Notes/Bonds	—	30,051	—

Money Market	—	500,635	—

Total Investments in Securities	$15,179,708	$703,486	$—

Other Financial Instruments(a) - Assets:
Capital Protection Agreement	$—	$—	$0

Total Assets	$15,179,708	$703,486	$0

Liabilities
Other Financial Instruments(a) – Liabilities:
OTC Purchased Option – Zero Strike Call	$—	$3,432	$—

(a) Other financial instruments include the capital protection agreement, futures, forward currency, written options, zero strike options, and swap contracts. Forward currency contracts, zero strike options, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from each Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Janus Preservation Series – Growth(1)

Schedule of Investments (unaudited)

As of June 30, 2014

Shares/Principal/Contract Amount		Value
Common Stock — 96.8%
Aerospace & Defense — 3.1%
5,752	Honeywell International, Inc.	$ 534,648
5,961	Precision Castparts Corp.	1,504,557
		2,039,205
Beverages — 3.5%
12,763	Diageo PLC	407,532
2,669	Pernod Ricard SA	320,492
27,484	SABMiller PLC	1,593,384
		2,321,408
Biotechnology — 6.9%
1,368	Alexion Pharmaceuticals, Inc.*	213,750
4,227	Biogen Idec, Inc.*	1,332,815
14,258	Celgene Corp.*	1,224,477
10,441	Gilead Sciences, Inc.*	865,663
5,208	Medivation, Inc.*	401,433
5,639	Pharmacyclics, Inc.*	505,875
		4,544,013
Chemicals — 3.3%
2,084	Air Products & Chemicals, Inc.	268,044
8,703	Monsanto Co.	1,085,612
3,685	PPG Industries, Inc.	774,403
360	Rockwood Holdings, Inc.	27,356
		2,155,415
Communications Equipment — 2.8%
8,446	Motorola Solutions, Inc.	562,250
16,222	QUALCOMM, Inc.	1,284,783
		1,847,033
Electrical Equipment — 2.1%
29,857	Sensata Technologies Holding NV*	1,396,710
Electronic Equipment, Instruments & Components — 2.6%
9,173	Amphenol Corp. - Class A	883,727
13,148	TE Connectivity, Ltd. (U.S. Shares)	813,072
		1,696,799
Energy Equipment & Services — 0.4%
4,514	Dresser-Rand Group, Inc.*	287,677
Food & Staples Retailing — 1.2%
20,277	Whole Foods Market, Inc.	783,301
Health Care Equipment & Supplies — 0.5%
3,167	Zimmer Holdings, Inc.	328,925
Health Care Providers & Services — 1.6%
4,786	Aetna, Inc.	388,049
14,373	Catamaran Corp. (U.S. Shares)*	634,712
		1,022,761
Health Care Technology — 0.6%
3,182	athenahealth, Inc.*	398,164
Hotels, Restaurants & Leisure — 4.4%
1,015	Chipotle Mexican Grill, Inc.*	601,397
10,501	Dunkin' Brands Group, Inc.	481,051
23,407	Starbucks Corp.	1,811,234
		2,893,682
Household Products — 1.4%
13,744	Colgate-Palmolive Co.	937,066
Industrial Conglomerates — 1.1%
9,453	Danaher Corp.	744,235
Information Technology Services — 3.2%
14,076	MasterCard, Inc. - Class A	1,034,164
4,943	Visa, Inc. - Class A	1,041,539
		2,075,703
Insurance — 1.0%
7,349	Aon PLC	662,071
Internet & Catalog Retail — 3.2%
2,761	Amazon.com, Inc.*	896,718
4,123	Ctrip.com International, Ltd. (ADR)*	264,037
550	Priceline Group, Inc.*	661,650
22,600	Rakuten, Inc.	292,066
		2,114,471
Internet Software & Services — 6.3%
913	CoStar Group, Inc.*	144,409
7,285	Facebook, Inc. - Class A*	490,207
2,549	Google, Inc. - Class A*,†	1,490,324
3,042	Google, Inc. - Class C*	1,750,002
1,017	LinkedIn Corp. - Class A*	174,385
1,801	Twitter, Inc.*	73,787
		4,123,114
Leisure Products — 0.5%
8,601	Mattel, Inc.	335,181
Machinery — 1.7%
14,974	Colfax Corp.*	1,116,162
Media — 5.9%
34,738	Comcast Corp. - Class A	1,864,736
41,300	Twenty-First Century Fox, Inc. - Class A	1,451,695
6,410	Walt Disney Co.	549,593
		3,866,024
Oil, Gas & Consumable Fuels — 3.1%
6,276	Antero Resources Corp.*	411,894
5,041	EOG Resources, Inc.	589,091
13,021	Noble Energy, Inc.	1,008,607
		2,009,592
Personal Products — 0.3%
3,074	Estee Lauder Cos., Inc. - Class A	228,275
Pharmaceuticals — 5.5%
8,149	Endo International PLC*	570,593
6,810	Jazz Pharmaceuticals PLC*	1,001,138
5,464	Johnson & Johnson	571,644
2,963	Perrigo Co. PLC	431,887
3,942	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	497,165
18,080	Zoetis, Inc.	583,441
		3,655,868
Professional Services — 0.9%
9,420	Verisk Analytics, Inc. - Class A*	565,388
Real Estate Investment Trusts (REITs) — 2.8%
20,160	American Tower Corp.	1,813,997
Real Estate Management & Development — 0.6%
12,529	CBRE Group, Inc. - Class A*	401,429
Road & Rail — 3.8%
8,800	Canadian Pacific Railway, Ltd.	1,594,459
9,424	Union Pacific Corp.	940,044
		2,534,503
Semiconductor & Semiconductor Equipment — 4.1%
98,549	ARM Holdings PLC	1,485,680
53,079	Atmel Corp.*	497,350
14,996	Freescale Semiconductor, Ltd.*	352,406
16,186	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	346,219
		2,681,655
Software — 6.0%
6,859	ANSYS, Inc.*	520,049
90,526	Cadence Design Systems, Inc.*	1,583,300
1,511	Concur Technologies, Inc.*	141,037
1,657	NetSuite, Inc.*	143,960
8,842	Oracle Corp.	358,366
20,957	Salesforce.com, Inc.*	1,217,183
		3,963,895
Specialty Retail — 5.2%
596	AutoZone, Inc.*	319,599
17,596	Home Depot, Inc.	1,424,572
6,329	PetSmart, Inc.	378,474
23,334	Sally Beauty Holdings, Inc.*	585,217
6,854	TJX Cos., Inc.	364,290
3,926	Ulta Salon Cosmetics & Fragrance, Inc.	358,876
		3,431,028
Technology Hardware, Storage & Peripherals — 4.8%
34,353	Apple, Inc.	3,192,424
Trading Companies & Distributors — 1.8%
4,608	MSC Industrial Direct Co., Inc. - Class A	440,709
2,925	WW Grainger, Inc.	743,740
		1,184,449
Wireless Telecommunication Services — 0.6%
12,272	T-Mobile U.S., Inc.	412,585
Total Common Stock (cost $55,099,565)		63,764,208
U.S. Treasury Notes/Bonds — 2.2%
$ 650,000	1.0000%, 9/30/16	656,297
770,000	0.8750%, 11/30/16	774,753
Total U.S. Treasury Notes/Bonds (cost $1,421,380)		1,431,050
Money Market — 1.0%
691,531	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $691,531)	691,531
Capital Protection Agreement — 0%
1	Janus Preservation Series - Growth with BNP Paribas Prime Brokerage, Inc. Exercise price at 6/30/14 $8.13 - $8.18§ (cost $0)	0
Total Investments (total cost $57,212,476) – 100%		$ 65,886,789

(1)	Formerly named Janus Protected Series – Growth

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$ 58,451,043	88.7%
United Kingdom	3,486,596	5.3
Canada	2,726,336	4.1
Taiwan	346,219	0.5
France	320,492	0.5
Japan	292,066	0.5
China	264,037	0.4
Total	$ 65,886,789	100.0%

††	Includes Cash Equivalents of 1.0%.

Schedule of OTC Purchased Option – Zero Strike Call June 30, 2014
Counterparty/Reference Asset	Premium to be Paid	Value	Unrealized Depreciation
BNP Paribas: BNP IVIX Index expires December 2014 320,511 contracts exercise price $0.00	$ (955,155)	$ 941,081	$ (14,074)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2014, is noted below.

Fund	Aggregate Value
Janus Preservation Series - Growth	$ 178,324

∞ Rate shown is the 7-day yield as of June 30, 2014.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Preservation Series - Growth
Capital Protection Agreement	5/4/11	$ 0	$ 0	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Preservation Series - Growth
Janus Cash Liquidity Fund LLC	19,453,548	37,810,983	(56,573,000)	691,531	$ -	$ 3,912	$ 691,531

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$63,764,208	$—	$—

U.S. Treasury Notes/Bonds	—	1,431,050	—

Money Market	—	691,531	—

Total Investments in Securities	$63,764,208	$2,122,581	$—

Other Financial Instruments(a) - Assets:
Capital Protection Agreement	$—	$—	$0

Total Assets	$63,764,208	$2,122,581	$0

Liabilities
Other Financial Instruments(a) – Liabilities:
OTC Purchased Option – Zero Strike Call	$—	$14,074	$—

(a)	Other financial instruments include the capital protection agreement, futures, forward currency, written options, zero strike options, and swap contracts. Forward currency contracts, zero strike options, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from each Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Janus Research Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares	Value
Common Stock — 98.7%
Aerospace & Defense — 1.2%
202,220	Precision Castparts Corp.	$ 51,040,328
Air Freight & Logistics — 1.1%
309,184	FedEx Corp.	46,804,274
Airlines — 1.0%
975,902	United Continental Holdings, Inc.*	40,080,295
Beverages — 2.9%
269,488	Brown-Forman Corp. - Class B	25,377,685
422,492	Monster Beverage Corp.*	30,009,607
752,222	PepsiCo, Inc.	67,203,513
		122,590,805
Biotechnology — 6.5%
140,343	Biogen Idec, Inc.*	44,251,551
674,306	Celgene Corp.*	57,909,399
901,437	Gilead Sciences, Inc.*	74,738,142
451,596	Medivation, Inc.*	34,809,020
1,093,108	NPS Pharmaceuticals, Inc.*	36,127,220
310,947	Pharmacyclics, Inc.*	27,895,055
		275,730,387
Capital Markets — 1.7%
812,874	Blackstone Group LP	27,182,506
727,506	E*TRADE Financial Corp.*	15,466,778
360,394	LPL Financial Holdings, Inc.	17,925,998
155,230	T Rowe Price Group, Inc.	13,102,964
		73,678,246
Chemicals — 4.4%
308,164	Air Products & Chemicals, Inc.	39,636,054
479,645	LyondellBasell Industries NV - Class A	46,837,334
324,403	Monsanto Co.	40,466,030
164,597	PPG Industries, Inc.	34,590,060
311,707	Rockwood Holdings, Inc.	23,686,615
		185,216,093
Commercial Banks — 0.7%
366,039	PacWest Bancorp	15,801,904
300,111	U.S. Bancorp	13,000,808
		28,802,712
Commercial Services & Supplies — 0.7%
684,352	Tyco International, Ltd. (U.S. Shares)	31,206,451
Communications Equipment — 2.6%
1,143,912	CommScope Holding Co., Inc.*	26,458,684
513,393	Motorola Solutions, Inc.	34,176,572
639,768	QUALCOMM, Inc.	50,669,626
		111,304,882
Consumer Finance — 0.6%
273,077	American Express Co.	25,906,815
Containers & Packaging — 1.0%
861,976	Crown Holdings, Inc.*	42,891,926
Diversified Financial Services — 0.4%
97,316	IntercontinentalExchange Group, Inc.	18,382,992
Electric Utilities — 0.5%
514,072	Brookfield Infrastructure Partners LP	21,447,084
Electrical Equipment — 1.3%
1,157,715	Sensata Technologies Holding NV*	54,157,908
Electronic Equipment, Instruments & Components — 3.4%
494,365	Amphenol Corp. - Class A	47,627,124
791,244	National Instruments Corp.	25,628,393
1,128,124	TE Connectivity, Ltd. (U.S. Shares)	69,763,188
		143,018,705
Energy Equipment & Services — 1.4%
141,207	Core Laboratories NV	23,590,042
211,935	Helmerich & Payne, Inc.	24,607,773
153,504	National Oilwell Varco, Inc.	12,641,054
		60,838,869
Food & Staples Retailing — 1.7%
812,841	Kroger Co.	40,178,731
848,208	Whole Foods Market, Inc.	32,766,275
		72,945,006
Food Products — 0.8%
363,782	Hershey Co.	35,421,453
Health Care Equipment & Supplies — 0.8%
338,048	Zimmer Holdings, Inc.	35,109,665
Health Care Providers & Services — 2.6%
416,500	Aetna, Inc.	33,769,820
660,563	Express Scripts Holding Co.*	45,796,833
450,787	Omnicare, Inc.	30,008,890
		109,575,543
Health Care Technology — 0.5%
168,416	athenahealth, Inc.*	21,073,894
Hotels, Restaurants & Leisure — 2.5%
348,535	Dunkin' Brands Group, Inc.	15,966,388
329,543	Marriott International, Inc. - Class A	21,123,706
625,780	MGM Resorts International*	16,520,592
685,736	Starbucks Corp.	53,062,252
		106,672,938
Household Products — 1.6%
1,000,482	Colgate-Palmolive Co.	68,212,863
Industrial Conglomerates — 1.6%
432,098	Danaher Corp.	34,019,075
237,081	Roper Industries, Inc.	34,616,197
		68,635,272
Information Technology Services — 3.5%
900,941	Amdocs, Ltd. (U.S. Shares)	41,740,596
725,742	MasterCard, Inc. - Class A	53,320,265
244,213	Visa, Inc. - Class A	51,458,121
		146,518,982
Insurance — 0.7%
330,633	Aon PLC	29,786,727
Internet & Catalog Retail — 2.4%
156,649	Amazon.com, Inc.*	50,876,462
41,413	Priceline Group, Inc.*	49,819,839
		100,696,301
Internet Software & Services — 5.4%
431,290	eBay, Inc.*	21,590,378
508,118	Facebook, Inc. - Class A*	34,191,260
136,288	Google, Inc. - Class A*	79,683,505
142,100	Google, Inc. - Class C*	81,747,288
246,354	Twitter, Inc.*	10,093,123
		227,305,554
Leisure Products — 0.7%
805,315	Mattel, Inc.	31,383,126
Machinery — 1.4%
435,033	Colfax Corp.*	32,427,360
315,485	Dover Corp.	28,693,361
		61,120,721
Media — 6.2%
607,315	CBS Corp. - Class B	37,738,554
1,483,618	Comcast Corp. - Class A	79,640,614
166,569	Time Warner Cable, Inc.	24,535,614
2,015,657	Twenty-First Century Fox, Inc. - Class A	70,850,344
589,373	Walt Disney Co.	50,532,841
		263,297,967
Oil, Gas & Consumable Fuels — 4.2%
289,230	Anadarko Petroleum Corp.	31,662,008
515,241	Enterprise Products Partners LP	40,338,218
237,443	EOG Resources, Inc.	27,747,589
416,976	Noble Energy, Inc.	32,298,961
293,839	Phillips 66	23,633,471
399,710	Valero Energy Corp.	20,025,471
		175,705,718
Personal Products — 0.4%
219,655	Estee Lauder Cos., Inc. - Class A	16,311,580
Pharmaceuticals — 3.2%
497,754	Endo International PLC*	34,852,735
251,743	Jazz Pharmaceuticals PLC*	37,008,739
240,541	Johnson & Johnson	25,165,399
458,665	Mallinckrodt PLC*	36,702,373
		133,729,246
Professional Services — 0.5%
168,980	IHS, Inc. - Class A*	22,925,517
Real Estate Investment Trusts (REITs) — 2.6%
924,048	American Tower Corp.	83,145,839
794,634	Lexington Realty Trust	8,748,920
101,970	Simon Property Group, Inc.	16,955,572
		108,850,331
Real Estate Management & Development — 0.4%
126,959	Jones Lang LaSalle, Inc.	16,046,348
Road & Rail — 1.8%
223,571	Kansas City Southern	24,036,118
512,829	Union Pacific Corp.	51,154,693
		75,190,811
Semiconductor & Semiconductor Equipment — 2.0%
3,527,581	Atmel Corp.*	33,053,434
524,864	Freescale Semiconductor, Ltd.*	12,334,304
249,356	KLA-Tencor Corp.	18,113,220
481,320	Xilinx, Inc.	22,771,249
		86,272,207
Software — 4.1%
338,549	ANSYS, Inc.*	25,668,785
2,055,241	Cadence Design Systems, Inc.*	35,946,165
254,076	Informatica Corp.*	9,057,809
1,498,063	Microsoft Corp.	62,469,227
176,331	Salesforce.com, Inc.*	10,241,305
429,326	Solera Holdings, Inc.	28,829,241
		172,212,532
Specialty Retail — 5.6%
63,111	AutoZone, Inc.*	33,842,643
1,206,386	Lowe's Cos., Inc.	57,894,464
300,771	PetSmart, Inc.	17,986,106
230,557	Tiffany & Co.	23,113,339
717,771	TJX Cos., Inc.	38,149,529
454,615	Tractor Supply Co.	27,458,746
180,091	Ulta Salon Cosmetics & Fragrance, Inc.	16,462,118
317,684	Williams-Sonoma, Inc.	22,803,357
		237,710,302
Technology Hardware, Storage & Peripherals — 5.9%
2,673,192	Apple, Inc.	248,419,733
Textiles, Apparel & Luxury Goods — 1.5%
300,832	Carter's, Inc.	20,736,350
549,487	NIKE, Inc. - Class B	42,612,717
		63,349,067
Tobacco — 0.8%
848,008	Altria Group, Inc.	35,565,455
Trading Companies & Distributors — 0.9%
390,942	MSC Industrial Direct Co., Inc. - Class A	37,389,693
32,400	NOW, Inc.*	1,173,204
		38,562,897
Wireless Telecommunication Services — 1.0%
1,281,117	T-Mobile U.S., Inc.	43,071,154
Total Common Stock (cost $2,923,243,179)		4,184,777,682
Money Market — 1.3%
54,797,343	Janus Cash Liquidity Fund LLC, 0.0737%∞,£(cost $54,797,343)	54,797,343
Total Investments (total cost $2,978,040,522) – 100%		$ 4,239,575,025

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of June 30, 2014.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain	Income	at 6/30/14
Janus Research Fund
Janus Cash Liquidity Fund LLC	46,326,000	422,934,868	(414,463,525)	54,797,343	$ -	$11,964	$54,797,343

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$4,184,777,682	$—	$—

Money Market	—	54,797,343	—

Total Assets	$4,184,777,682	$54,797,343	$—

Janus Triton Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value
Common Stock — 91.3%
Aerospace & Defense — 2.6%
2,400,090	HEICO Corp. - Class A£	$ 97,443,654
394,626	TransDigm Group, Inc.	66,005,145
		163,448,799
Air Freight & Logistics — 0.6%
909,892	Expeditors International of Washington, Inc.	40,180,831
Biotechnology — 4.9%
864,814	Alkermes PLC*	43,526,089
713,944	Incyte Corp., Ltd.*	40,294,999
2,488,696	Ironwood Pharmaceuticals, Inc.*	38,151,710
603,394	Medivation, Inc.*,#	46,509,609
1,255,972	NPS Pharmaceuticals, Inc.*,#	41,509,875
254,713	Pharmacyclics, Inc.*,#	22,850,303
84,017	Puma Biotechnology, Inc.*	5,545,122
2,610,964	Swedish Orphan Biovitrum AB*	34,906,145
398,711	Synageva BioPharma Corp.*,#	41,784,913
		315,078,765
Capital Markets — 2.4%
1,290,022	Eaton Vance Corp.	48,749,931
751,124	Financial Engines, Inc.#	34,010,895
1,367,766	LPL Financial Holdings, Inc.	68,032,681
		150,793,507
Chemicals — 1.4%
1,622,242	Sensient Technologies Corp.	90,391,324
Commercial Banks — 1.7%
1,069,527	PacWest Bancorp	46,171,481
564,149	SVB Financial Group*	65,791,056
		111,962,537
Commercial Services & Supplies — 1.8%
767,483	Clean Harbors, Inc.*,#	49,310,783
1,619,246	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)#	39,914,414
925,216	Rollins, Inc.	27,756,480
		116,981,677
Containers & Packaging — 1.2%
1,551,309	Crown Holdings, Inc.*	77,193,136
Diversified Financial Services — 1.6%
682,526	MarketAxess Holdings, Inc.	36,897,356
1,379,126	MSCI, Inc.*	63,232,927
		100,130,283
Electrical Equipment — 4.4%
502,898	EnerSys, Inc.	34,594,354
5,627,140	GrafTech International, Ltd.*,#,£	58,859,884
935,355	Polypore International, Inc.*,#	44,644,494
3,048,451	Sensata Technologies Holding NV*	142,606,538
		280,705,270
Electronic Equipment, Instruments & Components — 4.1%
546,985	Belden, Inc.	42,752,347
899,535	Measurement Specialties, Inc.*,£	77,422,977
954,392	National Instruments Corp.	30,912,757
808,865	OSI Systems, Inc.*	53,991,739
1,624,923	Trimble Navigation, Ltd.*	60,040,905
		265,120,725
Energy Equipment & Services — 3.4%
224,114	Core Laboratories NV	37,440,485
1,847,722	Dresser-Rand Group, Inc.*	117,755,323
575,842	Dril-Quip, Inc.*	62,904,980
		218,100,788
Food & Staples Retailing — 1.0%
473,627	Casey's General Stores, Inc.	33,291,242
201	Diplomat Pharmacy, Inc.*,§	28,628,678
		61,919,920
Food Products — 0.4%
834,752	WhiteWave Foods Co.*	27,020,922
Health Care Equipment & Supplies — 3.6%
3,570,445	Endologix, Inc.*,#,£	54,306,469
404,790	IDEXX Laboratories, Inc.*	54,067,800
2,006,774	Masimo Corp.	47,359,866
1,290,976	Quidel Corp.*,#	28,543,479
572,197	Varian Medical Systems, Inc.*	47,572,459
		231,850,073
Health Care Providers & Services — 1.0%
470,098	Premier, Inc. - Class A*	13,632,842
1,062,079	Team Health Holdings, Inc.*	53,040,225
		66,673,067
Health Care Technology — 0.8%
392,220	athenahealth, Inc.*,#	49,078,489
Hotels, Restaurants & Leisure — 2.0%
651,577	Dunkin' Brands Group, Inc.	29,848,742
1,076,689	Six Flags Entertainment Corp.	45,813,117
6,035,524	Wendy's Co.#	51,483,020
		127,144,879
Household Durables — 0.4%
294,524	Tupperware Brands Corp.	24,651,659
Information Technology Services — 5.7%
2,624,855	Broadridge Financial Solutions, Inc.	109,298,962
1,962,503	Euronet Worldwide, Inc.*	94,671,145
960,623	Gartner, Inc.*	67,743,134
1,545,252	Jack Henry & Associates, Inc.	91,834,326
		363,547,567
Internet Software & Services — 1.3%
221,317	CoStar Group, Inc.*	35,005,710
1,251,221	Vistaprint NV*,#	50,624,402
		85,630,112
Leisure Products — 0.5%
228,772	Polaris Industries, Inc.	29,795,265
Life Sciences Tools & Services — 2.2%
154,358	Mettler-Toledo International, Inc.*	39,080,358
1,092,692	PerkinElmer, Inc.	51,181,693
569,266	Techne Corp.	52,696,954
		142,959,005
Machinery — 5.8%
845,299	Colfax Corp.*	63,008,587
1,975,884	Kennametal, Inc.	91,443,912
725,560	Nordson Corp.	58,182,656
689,211	Tennant Co.£	52,600,584
1,321,751	Wabtec Corp.	109,163,415
		374,399,154
Media — 1.7%
889,920	AMC Entertainment Holdings, Inc. - Class A	22,132,310
759,063	Markit, Ltd.*	20,479,520
3,597,437	National CineMedia, Inc.£	62,991,122
		105,602,952
Metals & Mining — 0.7%
614,927	Reliance Steel & Aluminum Co.	45,326,269
Oil, Gas & Consumable Fuels — 1.6%
955,086	DCP Midstream Partners LP#	54,439,902
349,773	Targa Resources Corp.	48,817,818
		103,257,720
Pharmaceuticals — 3.5%
1,199,136	Endo International PLC*	83,963,503
912,580	Mallinckrodt PLC*,#	73,024,652
407,208	Pacira Pharmaceuticals, Inc.*	37,406,127
298,011	Questcor Pharmaceuticals, Inc.#	27,563,037
		221,957,319
Professional Services — 0.6%
570,936	Corporate Executive Board Co.	38,949,254
Real Estate Management & Development — 1.0%
510,444	Jones Lang LaSalle, Inc.	64,515,017
Road & Rail — 2.5%
466,827	Genesee & Wyoming, Inc. - Class A*	49,016,835
798,455	Landstar System, Inc.	51,101,120
917,289	Old Dominion Freight Line, Inc.*	58,412,963
		158,530,918
Semiconductor & Semiconductor Equipment — 2.7%
10,090,380	Atmel Corp.*	94,546,861
730,859	Freescale Semiconductor, Ltd.*,#	17,175,186
6,423,794	ON Semiconductor Corp.*	58,713,477
		170,435,524
Software — 11.2%
1,547,730	Advent Software, Inc.	50,409,566
3,127,672	Blackbaud, Inc.£	111,782,997
5,721,666	Cadence Design Systems, Inc.*	100,071,938
386,606	FactSet Research Systems, Inc.#	46,500,970
688,182	Guidewire Software, Inc.*	27,981,480
1,582,014	Informatica Corp.*	56,398,799
3,645,526	RealPage, Inc.*,#	81,951,425
1,307,178	Solera Holdings, Inc.	87,777,003
3,535,846	SS&C Technologies Holdings, Inc.*	156,355,110
		719,229,288
Specialty Retail — 3.2%
1,325,312	Hibbett Sports, Inc.*,#,£	71,792,151
3,698,348	Sally Beauty Holdings, Inc.*	92,754,568
434,852	Ulta Salon Cosmetics & Fragrance, Inc.	39,749,821
		204,296,540
Technology Hardware, Storage & Peripherals — 0.8%
438,794	Stratasys, Ltd.*,#	49,860,162
Textiles, Apparel & Luxury Goods — 4.8%
1,628,867	Carter's, Inc.	112,277,802
1,475,406	Gildan Activewear, Inc.#	86,871,905
2,583,456	Quiksilver, Inc.*	9,248,773
3,712,544	Wolverine World Wide, Inc.#	96,748,897
		305,147,377
Trading Companies & Distributors — 2.2%
754,514	MSC Industrial Direct Co., Inc. - Class A	72,161,719
825,519	WESCO International, Inc.*,#	71,308,331
		143,470,050
Total Common Stock (cost $4,054,704,570)		5,845,336,144
Money Market — 0.5%
34,552,000	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $34,552,000)	34,552,000
Investment Purchased with Cash Collateral From Securities Lending — 8.2%
525,692,557	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $525,692,557)	525,692,557
Total Investments (total cost $4,614,949,127) – 100%		$ 6,405,580,701

Summary of Investments by Country – (Long Positions)

June 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$6,243,888,237	97.5%
Canada	126,786,319	2.0
Sweden	34,906,145	0.5
Total	$6,405,580,701	100.0%

††	Includes Cash Equivalents of 8.7%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income-producing security.

∞	Rate shown is the 7-day yield as of June 30, 2014.

#	Loaned security; a portion or all of the security is on loan at June 30, 2014.

§	Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Triton Fund
Diplomat Pharmacy, Inc.	3/31/2014	$28,628,678	$28,628,678	0.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain/(Loss)	Income	at 6/30/14
Janus Triton Fund
Blackbaud, Inc.	3,127,672	-	-	3,127,672	$ -	$1,125,962	$111,782,997
DTS, Inc.	1,209,858	-	(1,209,858)	-	(17,196,095)	-	-
Endologix, Inc.	3,200,987	369,458	-	3,570,445	-	-	54,306,469
GrafTech International, Ltd.(1)	9,232,506	-	(3,605,366)	5,627,140	(7,057,341)	-	N/A
HEICO Corp. – Class A(2)	2,025,351	506,337	(131,598)	2,400,090	1,936,631	1,037,992	97,443,654
Hibbett Sports, Inc.	1,371,373	-	(46,061)	1,325,312	(149,752)	-	71,792,151
Janus Cash Collateral Fund LLC	-	1,004,522,233	(478,829,676)	525,692,557	-	1,066,529(3)	525,692,557
Janus Cash Liquidity Fund LLC	236,294,499	546,511,362	(748,253,861)	34,552,000	-	68,547	34,552,000
Measurement Specialties, Inc.	899,535	-	-	899,535	-	-	77,422,977
National CineMedia, Inc.	3,887,562	-	(290,125)	3,597,437	(781,653)	3,875,797	62,991,122
Tennant Co.(1)	957,940	-	(268,729)	689,211	4,324,922	469,122	N/A
					$(18,923,288)	$ 7,643,949	$1,035,983,927

(1)	Company was no longer an affiliate as of June 30, 2014.
(2)	Shares were adjusted to reflect a 5 for 4 stock split on October 23, 2013.
(3)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Food & Staples Retailing	$33,291,242	$—	28,628,678
All Other	5,783,416,224	—	—

Money Market	—	34,552,000	—

Investment Purchased with Cash Collateral From Securities Lending	—	525,692,557	—

Total Assets	$5,816,707,466	$560,244,557	$28,628,678

Janus Twenty Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value

Common Stock — 99.9%
Aerospace & Defense — 4.3%
2,003,531	Boeing Co.	$ 254,909,249
637,549	Precision Castparts Corp.	160,917,368
		415,826,617
Beverages — 2.9%
8,811,349	Diageo PLC	281,352,816
Biotechnology — 11.1%
598,635	Biogen Idec, Inc.*	188,755,602
4,859,142	Celgene Corp.*	417,303,115
5,507,762	Gilead Sciences, Inc.*	456,648,547
		1,062,707,264
Capital Markets — 3.7%
10,717,812	Blackstone Group LP	358,403,633
Chemicals — 5.7%
4,436,479	EI du Pont de Nemours & Co.	290,323,186
2,592,329	LyondellBasell Industries NV - Class A	253,140,927
		543,464,113
Communications Equipment — 3.9%
4,698,366	QUALCOMM, Inc.	372,110,587
Consumer Finance — 3.4%
3,459,376	American Express Co.	328,191,001
Electronic Equipment, Instruments & Components — 2.7%
4,264,533	TE Connectivity, Ltd. (U.S. Shares)	263,718,721
Food & Staples Retailing — 1.4%
3,408,436	Whole Foods Market, Inc.	131,667,883
Health Care Providers & Services — 2.8%
3,874,308	Express Scripts Holding Co.*	268,605,774
Hotels, Restaurants & Leisure — 5.9%
4,089,061	Las Vegas Sands Corp.	311,668,229
3,214,934	Starbucks Corp.	248,771,593
		560,439,822
Household Products — 3.2%
4,548,025	Colgate-Palmolive Co.	310,084,345
Information Technology Services — 4.4%
5,712,030	MasterCard, Inc. - Class A	419,662,844
Internet & Catalog Retail — 5.8%
447,008	Amazon.com, Inc.*	145,179,258
341,054	Priceline Group, Inc.*	410,287,962
		555,467,220
Internet Software & Services — 5.6%
931,549	Google, Inc. - Class C*	535,901,509
Media — 8.9%
3,017,530	CBS Corp. - Class B	187,509,314
2,343,374	Comcast Corp. - Class A	125,792,317
15,231,615	Twenty-First Century Fox, Inc. - Class A	535,391,267
		848,692,898
Oil, Gas & Consumable Fuels — 3.9%
2,831,130	Chevron Corp.	369,604,021
Pharmaceuticals — 7.0%
6,824,192	AbbVie, Inc.	385,157,397
2,732,841	Johnson & Johnson	285,909,825
		671,067,222
Road & Rail — 2.8%
2,664,340	Union Pacific Corp.	265,767,915
Semiconductor & Semiconductor Equipment — 2.4%
15,196,394	ARM Holdings PLC	229,093,980
Software — 4.9%
11,187,894	Microsoft Corp.	466,535,180
Textiles, Apparel & Luxury Goods — 3.2%
3,938,002	NIKE, Inc. - Class B	305,392,055
Total Common Stock (cost $7,151,314,872)		9,563,757,420
Money Market — 0.1%
7,372,000	Janus Cash Liquidity Fund LLC∞,£ (cost $7,372,000)	7,372,000
Total Investments (total cost $7,158,686,872) – 100%		$ 9,571,129,420

Summary of Investments by Country – (Long Positions)

June 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$9,060,682,624	94.7%
United Kingdom	510,446,796	5.3
Total	$9,571,129,420	100.0%

††	Includes Cash Equivalents of 0.1%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security

∞	Rate shown is the 7-day yield as of June 30, 2014.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain	Income	at 6/30/14
Janus Twenty Fund
Janus Cash Liquidity Fund LLC	174,225,700	1,508,273,678	(1,675,127,378)	7,372,000	$ -	$ 99,754	$ 7,372,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$9,563,757,420	$—	$—

Money Market	—	7,372,000	—

Total Assets	$9,563,757,420	$7,372,000	$—

Janus Venture Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares		Value

Common Stock — 85.6%
Aerospace & Defense — 1.8%
1,015,625	HEICO Corp. - Class A	$ 41,234,375
332,468	Sparton Corp.*	9,222,662
		50,457,037
Air Freight & Logistics — 1.5%
809,851	Hub Group, Inc. - Class A*	40,816,490
Biotechnology — 5.1%
443,497	ACADIA Pharmaceuticals, Inc.*,#	10,018,597
628,771	Chimerix, Inc.*	13,795,236
1,056,740	Dyax Corp.*	10,144,704
520,699	Exact Sciences Corp.*,#	8,867,504
146,273	Incyte Corp., Ltd.*	8,255,648
246,010	Insys Therapeutics, Inc.*,#	7,682,892
1,223,913	Ironwood Pharmaceuticals, Inc.*	18,762,586
192,421	Medivation, Inc.*	14,831,811
423,229	NPS Pharmaceuticals, Inc.*	13,987,719
88,140	Puma Biotechnology, Inc.*	5,817,240
1,051,992	Swedish Orphan Biovitrum AB*	14,064,148
137,671	Synageva BioPharma Corp.*	14,427,921
		140,656,006
Capital Markets — 3.0%
171,278	Artisan Partners Asset Management, Inc. - Class A	9,708,037
198,838	Financial Engines, Inc.	9,003,385
907,603	FXCM, Inc. - Class A#	13,577,741
738,322	LPL Financial Holdings, Inc.	36,724,136
1,126,451	WisdomTree Investments, Inc.*,#	13,922,934
		82,936,233
Chemicals — 1.3%
539,290	Sensient Technologies Corp.	30,049,239
297,130	Taminco Corp.*	6,911,244
		36,960,483
Commercial Banks — 0.4%
360,760	Bank of the Ozarks, Inc.#	12,067,422
Commercial Services & Supplies — 2.3%
1,110,167	Heritage-Crystal Clean, Inc.*,£	21,792,578
609,338	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)#	15,020,182
1,195,037	SP Plus Corp.*,£	25,561,841
		62,374,601
Diversified Consumer Services — 1.1%
166,018	Ascent Capital Group, Inc. - Class A*	10,958,848
997,719	ServiceMaster Global Holdings, Inc.*	18,188,418
		29,147,266
Diversified Financial Services — 1.1%
136,911	MarketAxess Holdings, Inc.	7,401,409
500,426	MSCI, Inc.*	22,944,532
		30,345,941
Electrical Equipment — 1.5%
2,240,884	GrafTech International, Ltd.*,#	23,439,647
377,759	Polypore International, Inc.*,#	18,030,437
		41,470,084
Electronic Equipment, Instruments & Components — 4.8%
397,065	Belden, Inc.	31,034,601
1,158,399	CTS Corp.	21,662,061
117,684	IPG Photonics Corp.#	8,096,659
414,904	Measurement Specialties, Inc.*	35,710,787
530,969	National Instruments Corp.	17,198,086
250,187	OSI Systems, Inc.*	16,699,982
		130,402,176
Energy Equipment & Services — 2.4%
651,117	Dresser-Rand Group, Inc.*	41,495,686
227,338	Dril-Quip, Inc.*	24,834,403
		66,330,089
Food & Staples Retailing — 1.1%
256,414	Casey's General Stores, Inc.	18,023,340
81	Diplomat Pharmacy, Inc.*,§	11,529,002
		29,552,342
Food Products — 0.3%
268,405	WhiteWave Foods Co.*	8,688,270
Health Care Equipment & Supplies — 4.2%
1,893,319	Endologix, Inc.*	28,797,382
110,941	HeartWare International, Inc.*	9,818,279
1,055,475	Masimo Corp.	24,909,210
1,358,781	Novadaq Technologies, Inc.*	22,392,711
1,027,802	Quidel Corp.*	22,724,702
408,281	Zeltiq Aesthetics, Inc.*	6,201,788
		114,844,072
Health Care Providers & Services — 0.9%
543,546	Capital Senior Living Corp.*	12,958,137
367,188	ExamWorks Group, Inc.*	11,650,875
		24,609,012
Health Care Technology — 1.0%
150,226	athenahealth, Inc.*,#	18,797,779
392,011	HMS Holdings Corp.*	8,000,945
		26,798,724
Hotels, Restaurants & Leisure — 3.2%
72,584	Biglari Holdings, Inc.*	30,700,854
1,355,271	Diamond Resorts International, Inc.*	31,537,156
563,735	Popeyes Louisiana Kitchen, Inc.*	24,640,857
		86,878,867
Household Durables — 0.3%
219,062	SodaStream International, Ltd.*,#	7,360,483
Information Technology Services — 4.6%
924,610	Broadridge Financial Solutions, Inc.	38,500,760
709,338	Euronet Worldwide, Inc.*	34,218,465
585,239	MAXIMUS, Inc.	25,176,982
265,528	WEX, Inc.*	27,872,474
		125,768,681
Internet & Catalog Retail — 0.3%
260,918	Coupons.com, Inc.*,#	6,864,753
Internet Software & Services — 4.3%
346,871	ChannelAdvisor Corp.*	9,143,520
205,383	Cornerstone OnDemand, Inc.*	9,451,726
92,601	CoStar Group, Inc.*	14,646,700
376,957	Envestnet, Inc.*	18,440,736
481,108	j2 Global, Inc.#	24,469,153
106,107	Textura Corp.*,#	2,508,369
656,958	Vistaprint NV*,#	26,580,521
89,321	Zillow, Inc. - Class A*,#	12,766,650
		118,007,375
Leisure Products — 0.5%
346,033	Arctic Cat, Inc.	13,640,621
Life Sciences Tools & Services — 0.7%
214,622	Techne Corp.	19,867,559
Machinery — 4.2%
930,574	Kennametal, Inc.	43,066,965
280,850	Nordson Corp.	22,521,361
147,128	Tennant Co.	11,228,809
474,491	Wabtec Corp.	39,188,212
		116,005,347
Media — 1.7%
2,134,788	National CineMedia, Inc.	37,380,138
1,002,327	SFX Entertainment, Inc.*,#	8,118,849
		45,498,987
Oil, Gas & Consumable Fuels — 2.2%
663,534	DCP Midstream Partners LP#	37,821,438
615,590	Midcoast Energy Partners LP#	13,542,980
71,613	Targa Resources Corp.	9,995,026
		61,359,444
Personal Products — 0.4%
467,589	Ontex Group NV*	12,074,661
Pharmaceuticals — 3.3%
348,138	Concordia Healthcare Corp.	11,130,366
49,732	GW Pharmaceuticals PLC (ADR)*,#	5,335,746
366,351	Mallinckrodt PLC*,#	29,315,407
146,902	Pacira Pharmaceuticals, Inc.*	13,494,418
299,395	Pernix Therapeutics Holdings*	2,688,567
537,667	Prestige Brands Holdings, Inc.*	18,221,535
376,963	Relypsa, Inc.*	9,167,740
		89,353,779
Professional Services — 0.7%
269,144	Corporate Executive Board Co.	18,361,004
Real Estate Management & Development — 2.0%
205,658	Jones Lang LaSalle, Inc.	25,993,114
286,164	RE/MAX Holdings, Inc. - Class A#	8,467,593
758,925	St Joe Co.*,#	19,299,463
		53,760,170
Road & Rail — 2.1%
336,051	Landstar System, Inc.	21,507,264
264,802	Old Dominion Freight Line, Inc.*	16,862,592
446,325	Saia, Inc.*	19,607,057
		57,976,913
Semiconductor & Semiconductor Equipment — 1.5%
4,463,097	Atmel Corp.*	41,819,219
Software — 11.7%
722,999	Advent Software, Inc.	23,548,078
1,256,819	Blackbaud, Inc.	44,918,711
2,528,023	Cadence Design Systems, Inc.*	44,215,122
448,484	FleetMatics Group PLC*,#	14,503,973
260,052	Guidewire Software, Inc.*	10,573,714
599,157	NICE Systems, Ltd. (ADR)	24,451,597
1,880,573	RealPage, Inc.*	42,275,281
611,236	Solera Holdings, Inc.	41,044,497
1,387,831	SS&C Technologies Holdings, Inc.*	61,369,887
144,459	Tyler Technologies, Inc.*	13,176,105
		320,076,965
Specialty Retail — 2.9%
654,461	Hibbett Sports, Inc.*,#	35,452,152
1,720,501	Sally Beauty Holdings, Inc.*	43,150,165
		78,602,317
Technology Hardware, Storage & Peripherals — 0.6%
152,518	Stratasys, Ltd.*,#	17,330,620
Textiles, Apparel & Luxury Goods — 3.0%
646,793	Carter's, Inc.	44,583,441
1,416,734	Wolverine World Wide, Inc.#	36,920,088
		81,503,529
Trading Companies & Distributors — 1.4%
460,370	WESCO International, Inc.*,#	39,766,761
Wireless Telecommunication Services — 0.2%
445,275	RingCentral, Inc. - Class A*,#	6,737,011
Total Common Stock (cost $1,796,241,571)		2,347,071,314
Exchange – Traded Fund (ETF) — 1.3%
Capital Markets — 1.3%
264,724	iShares Russell 2000® Growth Index Fund# (cost $34,381,029)	36,643,096
Money Market — 1.7%
46,372,937	Janus Cash Liquidity Fund LLC, 0.0737%∞,£ (cost $46,372,937)	46,372,937
Investment Purchased with Cash Collateral From Securities Lending — 11.4%
311,628,637	Janus Cash Collateral Fund LLC, 0.0689%∞,£ (cost $311,628,637)	311,628,637
Total Investments (total cost $2,188,624,174) – 100%		$2,741,715,984

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$2,637,246,573	96.2%
Canada	48,543,259	1.8
Israel	24,451,597	0.9
Sweden	14,064,148	0.5
Belgium	12,074,661	0.4
United Kingdom	5,335,746	0.2
Total	$2,741,715,984	100.0%

††	Includes Cash Equivalents of 13.1%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of June 30, 2014.

#	Loaned security; a portion or all of the security is on loan at June 30, 2014.

§	Schedule of Restricted and Illiquid Securities (as of June 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Venture Fund
Diplomat Pharmacy, Inc.	3/31/14	$ 11,529,002	$ 11,529,002	0.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2014. Unless otherwise indicated, all information in the table is for the period ended June 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/13	Purchases	Sales	at 6/30/14	Gain	Income	at 6/30/14
Janus Venture Fund
Heritage-Crystal Clean, Inc.	1,110,167	-	-	1,110,167	$ -	$-	$ 21,792,578
Janus Cash Collateral Fund LLC	-	694,544,704	(382,916,067)	311,628,637	-	1,074,810(1)	311,628,637
Janus Cash Liquidity Fund LLC	133,297,661	348,019,276	(434,944,000)	46,372,937	-	50,361	46,372,937
SP Plus Corp.(2)	1,616,886	-	(421,849)	1,195,037	2,438,136	-	25,561,841
					$ 2,438,136	$ 1,125,171	$ 405,355,993

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

(2)	Formerly named Standard Parking Corp.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stock
Food & Staples Retailing	$18,023,340	$—	$11,529,002
All Other	2,317,518,972	—	—

Exchange – Traded Fund (ETF)	36,643,096	—	—

Money Market	—	46,372,937	—

Investment Purchased with Cash Collateral From Securities Lending	—	311,628,637	—

Total Assets	$2,372,185,408	$358,001,574	$11,529,002

Perkins Global Value Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares or Principal Amount		Value
Common Stock — 82.5%
Aerospace & Defense — 1.0%
17,423	General Dynamics Corp.	$ 2,030,650
10,113	Rockwell Collins, Inc.	790,230
		2,820,880
Air Freight & Logistics — 0.6%
166,583	UTi Worldwide, Inc. (U.S. Shares)	1,722,468
Beverages — 5.7%
350,146	C&C Group PLC	2,178,974
143,192	Coca-Cola Co.	6,065,613
68,079	PepsiCo, Inc.	6,082,178
332,745	Stock Spirits Group PLC*	1,701,048
		16,027,813
Chemicals — 1.0%
29,210	Mosaic Co.	1,444,434
75,200	Nippon Fine Chemical Co., Ltd.	512,272
137,000	Nitto FC Co., Ltd.	864,281
		2,820,987
Commercial Banks — 5.9%
98,857	BB&T Corp.	3,897,931
113,636	CIT Group, Inc.	5,199,983
52,535	Fulton Financial Corp.	650,909
129,896	Wells Fargo & Co.	6,827,334
		16,576,157
Commercial Services & Supplies — 4.5%
1,177,825	G4S PLC	5,143,499
120,434	Republic Services, Inc.	4,572,879
31,100	Secom Co., Ltd.	1,900,572
33,200	Secom Joshinetsu Co., Ltd.	884,984
		12,501,934
Communications Equipment — 0.7%
56,095	Cisco Systems, Inc.	1,393,961
26,600	Icom, Inc.	655,217
		2,049,178
Diversified Consumer Services — 0.2%
121,900	Shingakukai Co., Ltd.	456,117
Diversified Telecommunication Services — 0.8%
73,261	Telenor ASA	1,669,069
11,330	Verizon Communications, Inc.	555,170
		2,224,239
Electric Utilities — 3.9%
23,445	Entergy Corp.	1,924,600
75,220	Exelon Corp.	2,744,026
179,153	PPL Corp.	6,365,306
		11,033,932
Electrical Equipment — 0.5%
96,900	Cosel Co., Ltd.	1,276,183
Electronic Equipment, Instruments & Components — 0.3%
69,800	Kitagawa Industries Co., Ltd.	709,784
Food & Staples Retailing — 3.8%
114,648	Sysco Corp.	4,293,568
1,313,791	Tesco PLC	6,389,216
		10,682,784
Food Products — 6.0%
84,881	Danone SA	6,303,752
45,625	Nestle SA	3,535,346
477,670	Orkla ASA	4,257,190
59,244	Unilever NV	2,592,103
		16,688,391
Health Care Equipment & Supplies — 2.7%
6,820	Becton Dickinson and Co.	806,806
5,900	Medikit Co., Ltd.	173,872
35,040	Medtronic, Inc.	2,234,150
28,000	Nakanishi, Inc.	1,149,966
36,595	Stryker Corp.	3,085,690
		7,450,484
Health Care Providers & Services — 0.6%
58,700	As One Corp.	1,822,603
Household Products — 2.4%
85,031	Procter & Gamble Co.	6,682,586
Insurance — 1.1%
22,020	Allstate Corp.	1,293,014
66,700	NKSJ Holdings, Inc.	1,796,403
		3,089,417
Machinery — 0.1%
47,000	Sansei Technologies, Inc.	218,551
Media — 1.9%
30,240	Daekyo Co., Ltd.	194,885
103,389	Grupo Televisa SAB (ADR)	3,547,276
131,189	UBM PLC	1,493,973
		5,236,134
Multi-Utilities — 0.9%
61,587	GDF Suez	1,695,361
45,539	Suez Environment Co.	871,685
		2,567,046
Oil, Gas & Consumable Fuels — 8.1%
116,232	BP PLC (ADR)	6,131,238
42,082	Canadian Natural Resources, Ltd.	1,933,902
143,222	Cenovus Energy, Inc.	4,643,405
31,362	Devon Energy Corp.	2,490,143
147,285	Royal Dutch Shell PLC - Class A	6,095,395
19,329	Total SA	1,396,844
		22,690,927
Personal Products — 0.3%
13,700	Kose Corp.	523,438
10,800	Pola Orbis Holdings, Inc.	436,094
		959,532
Pharmaceuticals — 9.4%
241,341	GlaxoSmithKline PLC	6,458,997
58,501	Johnson & Johnson	6,120,375
61,774	Novartis AG	5,594,916
101,850	Pfizer, Inc.	3,022,908
8,609	Roche Holding AG	2,568,329
23,271	Sanofi	2,471,916
		26,237,441
Real Estate Investment Trusts (REITs) — 2.8%
80,135	American Capital Agency Corp.	1,875,960
68,040	Hatteras Financial Corp.	1,347,872
340,149	Two Harbors Investment Corp.	3,564,762
64,033	Western Asset Mortgage Capital Corp.	907,348
		7,695,942
Real Estate Management & Development — 0.6%
94,000	Cheung Kong Holdings, Ltd.	1,667,699
Software — 4.9%
106,445	Lectra	1,128,068
147,159	Microsoft Corp.	6,136,530
159,682	Oracle Corp.	6,471,911
		13,736,509
Specialty Retail — 0.7%
67,350	Matas A/S	1,911,279
Technology Hardware, Storage & Peripherals — 0.5%
40,400	Canon, Inc.	1,314,625
Thrifts & Mortgage Finance — 1.4%
269,574	Capitol Federal Financial, Inc.	3,278,020
25,881	Washington Federal, Inc.	580,511
		3,858,531
Tobacco — 2.5%
26,887	KT&G Corp.	2,378,558
131,859	Swedish Match AB	4,579,808
		6,958,366
Transportation Infrastructure — 1.3%
319,529	BBA Aviation PLC	1,689,530
73,668	Hamburger Hafen und Logistik AG	1,956,310
		3,645,840
Wireless Telecommunication Services — 5.4%
6,546,867	America Movil SAB de CV	6,787,901
136,600	NTT DOCOMO, Inc.	2,335,780
127,161	Rogers Communications, Inc. - Class B	5,117,906
234,992	Vodafone Group PLC	784,124
		15,025,711
Total Common Stock (cost $190,995,881)		230,360,070
Repurchase Agreements — 17.5%
$ 23,800,000	ING Financial Markets LLC, 0.0500%, dated 6/30/14, maturing 7/1/14 to be repurchased at $23,800,033 collateralized by $25,380,123 in U.S. Treasuries 0% - 3.3750%, 9/4/14 - 5/15/44 with a value of $24,276,053	23,800,000
25,000,000	RBC Capital Markets Corp., 0.0500%, dated 6/30/14, maturing 7/1/14 to be repurchased at $25,000,035 collateralized by $25,691,139 in U.S. Treasuries 0% - 9.8750%, 8/7/14 - 8/15/40 with a value of $25,500,003	25,000,000
Total Repurchase Agreements (cost $48,800,000)		48,800,000
Total Investments (total cost $239,795,881) – 100%		$ 279,160,070

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$155,259,826	55.6%
United Kingdom	35,887,020	12.9
Japan	17,030,742	6.1
France	13,867,626	5.0
Switzerland	11,698,591	4.2
Canada	11,695,213	4.2
Mexico	10,335,177	3.7
Norway	5,926,259	2.1
Sweden	4,579,808	1.6
Netherlands	2,592,103	0.9
South Korea	2,573,443	0.9
Ireland	2,178,974	0.8
Germany	1,956,310	0.7
Denmark	1,911,279	0.7
Hong Kong	1,667,699	0.6
Total	$279,160,070	100.0%

††	Includes Cash Equivalents of 17.5%.

Schedule of Forward Currency Contracts, Open
June 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Credit Suisse International:
Euro 7/17/14	1,865,000	$ 2,553,720	$ (19,689)
Japanese Yen 7/17/14	375,000,000	3,702,737	(46,055)
		6,256,457	(65,744)
HSBC Securities (USA), Inc.: Japanese Yen 7/24/14	373,000,000	3,683,219	(27,772)
JPMorgan Chase & Co.: Euro 7/10/14	3,854,000	5,277,087	(31,523)
RBC Capital Markets Corp.:
Euro 7/31/14	1,688,000	2,311,481	(18,941)
Japanese Yen 7/31/14	310,000,000	3,061,302	(23,575)
		5,372,783	(42,516)
Total		$ 20,589,546	$ (167,555)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$230,360,070	$—	$—

Repurchase Agreements	—	48,800,000	—

Total Assets	$230,360,070	$48,800,000	$—

Liabilities
Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$167,555	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Perkins International Value Fund

Schedule of Investments (unaudited)

As of June 30, 2014

Shares or Principal Amount		Value
Common Stock — 84.3%
Aerospace & Defense — 3.6%
33,440	BAE Systems PLC	$ 247,714
14,222	Cobham PLC	76,003
1,992	Safran SA	130,414
		454,131
Air Freight & Logistics — 1.2%
977	Panalpina Welttransport Holding AG	154,716
Auto Components — 0.5%
2,900	Takata Corp.	62,300
Automobiles — 0.5%
744	Daimler AG	69,678
Beverages — 1.6%
18,123	C&C Group PLC	112,780
18,255	Stock Spirits Group PLC*	93,323
		206,103
Chemicals — 2.5%
9,176	Borregaard ASA	66,442
4,600	Nippon Fine Chemical Co., Ltd.	31,336
7,200	Nitto FC Co., Ltd.	45,422
4,606	Potash Corp. of Saskatchewan, Inc.	175,191
		318,391
Commercial Services & Supplies — 3.9%
69,762	G4S PLC	304,647
2,300	Secom Co., Ltd.	140,557
1,700	Secom Joshinetsu Co., Ltd.	45,315
		490,519
Communications Equipment — 0.4%
1,800	Icom, Inc.	44,338
Construction Materials — 1.7%
1,654	HeidelbergCement AG	141,157
813	Vicat	71,020
		212,177
Diversified Consumer Services — 0.1%
4,100	Shingakukai Co., Ltd.	15,341
Diversified Financial Services — 1.0%
1,613	Deutsche Boerse AG	125,179
Diversified Telecommunication Services — 2.4%
48,000	Singapore Telecommunications, Ltd.	148,243
4,997	Telenor ASA	113,844
755	Verizon Communications, Inc.	36,995
		299,082
Electrical Equipment — 1.9%
6,967	ABB, Ltd.	160,462
5,900	Cosel Co., Ltd.	77,704
		238,166
Electronic Equipment, Instruments & Components — 0.2%
2,500	Kitagawa Industries Co., Ltd.	25,422
Food & Staples Retailing — 2.7%
71,646	Tesco PLC	348,428
Food Products — 8.5%
4,691	Danone SA	348,381
3,241	Nestle SA	251,135
28,346	Orkla ASA	252,631
5,087	Unilever NV	222,572
		1,074,719
Health Care Equipment & Supplies — 0.9%
150	Medikit Co., Ltd.	4,420
2,800	Nakanishi, Inc.	114,997
		119,417
Health Care Providers & Services — 0.9%
3,800	As One Corp.	117,988
Industrial Conglomerates — 1.5%
8,794	Smiths Group PLC	195,175
Insurance — 1.0%
4,500	NKSJ Holdings, Inc.	121,197
Machinery — 0.1%
2,500	Sansei Technologies, Inc.	11,625
Marine — 0.9%
30,170	Irish Continental Group PLC	111,947
Media — 2.4%
2,380	Daekyo Co., Ltd.	15,338
6,099	Grupo Televisa SAB (ADR)	209,257
7,363	UBM PLC	83,849
		308,444
Multi-Utilities — 1.5%
3,913	GDF Suez	107,717
4,241	Suez Environment Co.	81,179
		188,896
Oil, Gas & Consumable Fuels — 9.9%
6,566	BP PLC (ADR)	346,356
4,527	Canadian Natural Resources, Ltd.	208,041
7,730	Cenovus Energy, Inc.	250,615
8,267	Royal Dutch Shell PLC - Class A	342,130
1,512	Total SA	109,267
		1,256,409
Personal Products — 0.8%
1,000	Kose Corp.	38,207
1,500	Pola Orbis Holdings, Inc.	60,569
		98,776
Pharmaceuticals — 7.9%
13,406	GlaxoSmithKline PLC	358,784
3,592	Novartis AG	325,330
610	Roche Holding AG	181,982
1,354	Sanofi	143,826
		1,009,922
Professional Services — 1.9%
32,090	Michael Page International PLC	236,671
Real Estate Management & Development — 2.2%
5,556	Brookfield Real Estate Services, Inc.	72,906
12,000	Cheung Kong Holdings, Ltd.	212,898
		285,804
Software — 0.9%
5,597	Lectra	59,315
500	Nintendo Co., Ltd.	59,853
		119,168
Specialty Retail — 2.1%
3,868	Matas A/S	109,767
2,900	Nitori Holdings Co., Ltd.	158,614
		268,381
Technology Hardware, Storage & Peripherals — 0.9%
3,600	Canon, Inc.	117,145
Tobacco — 6.0%
6,513	Imperial Tobacco Group PLC	293,112
2,184	KT&G Corp.	193,207
7,953	Swedish Match AB	276,229
		762,548
Trading Companies & Distributors — 0.2%
1,800	Kuroda Electric Co., Ltd.	27,758
Transportation Infrastructure — 2.6%
21,001	BBA Aviation PLC	111,044
155	Flughafen Zuerich AG	95,280
4,531	Hamburger Hafen und Logistik AG	120,324
		326,648
Wireless Telecommunication Services — 7.0%
370,281	America Movil SAB de CV	383,913
8,962	NTT DOCOMO, Inc.	153,245
7,379	Rogers Communications, Inc. - Class B	296,986
15,678	Vodafone Group PLC	52,315
		886,459
Total Common Stock (cost $9,559,417)		10,709,068
Repurchase Agreement — 15.7%
$ 2,000,000	ING Financial Markets LLC, 0.0500%, dated 6/30/14, maturing 7/1/14 to be repurchased at $2,000,003, collateralized by $2,132,783 in U.S. Treasuries 0% - 3.3750%, 9/4/14 - 5/15/44 with a value of $2,040,004 (cost $2,000,000)	2,000,000
Total Investments (total cost $11,559,417) – 100%		$ 12,709,068

Summary of Investments by Country – (Long Positions) June 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$3,089,551	24.3%
United States††	2,036,995	16.0
Japan	1,473,353	11.6
Switzerland	1,168,905	9.2
France	1,051,119	8.3
Canada	1,003,739	7.9
Mexico	593,170	4.7
Germany	456,338	3.6
Norway	432,917	3.4
Sweden	276,229	2.2
Ireland	224,727	1.8
Netherlands	222,572	1.7
Hong Kong	212,898	1.7
South Korea	208,545	1.6
Singapore	148,243	1.2
Denmark	109,767	0.8
Total	$12,709,068	100.0%

††     Includes Cash Equivalents of 15.7%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$10,709,068	$—	$—

Repurchase Agreement	—	2,000,000	—

Total Assets	$10,709,068	$2,000,000	$—

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Asia Equity Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Preservation Series – Global (formerly named Janus Protected Series – Global), Janus Preservation Series – Growth (formerly named Janus Protected Series – Growth), Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Perkins Global Value Fund, and Perkins International Value Fund (individually, a “Fund” and collectively, the “Funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-six funds which include multiple series of shares, with differing investment objectives and policies. Twenty-three funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Contrarian Fund, Janus Forty Fund, Janus Global Select Fund, and Janus Twenty Fund, which are classified as nondiversified.

Capital Protection Agreements

For Janus Preservation Series – Global and Janus Preservation Series – Growth (the “Janus Preservation Series Funds”), BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer, is the Funds’ Capital Protection Provider. Pursuant to separate Capital Protection Agreements entered into by the Capital Protection Provider and each Fund, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of each Fund below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, each Fund pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the capital protection fee is based on the aggregate protected assets of each Fund rather than on each Fund’s total net assets, it can fluctuate between 0.60% and 0.75% of each Fund’s total net assets.

BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has provided an irrevocable guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver payment on its obligations under the Capital Protection Agreement to the extent that the Capital Protection Provider is obligated to pay. The Capital Protection Provider is a subsidiary of the Parent Guarantor and is a U.S. registered broker-dealer. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to either Fund. The Settlement Amount under the Capital Protection Agreement is owed directly to each Fund and not each Fund’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

The Capital Protection Agreements are valued at the greater of $0.00 or the Protected NAV less the NAV per share, which approximates fair value.

The Protected NAV for each share class as well as the percentages of each Fund’s assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for each Fund’s share classes other than Class D Shares. Please refer to each Fund’s Prospectuses for information regarding how the Protection works in the event it is triggered and a Fund proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

Investment Valuation

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of June 30, 2014. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of June 30, 2014, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“FASB”) standard guidance, the Funds utilize the “Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities may be valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2014 to value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedules of Investments and Other Information. The Funds did not hold a significant amount of Level 3 securities as of June 30, 2014.

The following table shows the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Fund	Transfers Out of Level 2 to Level 1
Janus Asia Equity Fund	$ 144,164
Janus Balanced Fund	74,835,937
Janus Contrarian Fund	106,245,147
Janus Emerging Markets Fund	4,016,471
Janus Enterprise Fund	72,167,860
Janus Global Life Sciences Fund	32,724,387
Janus Global Research Fund	55,528,785
Janus Global Select Fund	30,969,234
Janus Global Technology Fund	32,449,090
Janus Growth and Income Fund	20,667,500
Janus International Equity Fund	10,111,017
Janus Overseas Fund	605,457,242
Janus Preservation Series – Global	313,308
Janus Preservation Series – Growth	375,104
Janus Venture Fund	23,543,253
Perkins Global Value Fund	6,904,029
Perkins International Value Fund	279,203

Financial assets were transferred out of Level 2 to Level 1 as the current market for the securities with quoted prices are considered active.

Derivative Instruments

The Funds may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended June 30, 2014 is discussed in further detail below.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

The Funds do not exchange collateral on their forward currency contracts with their counterparties; however, a Fund will segregate cash or high-grade securities with its custodian in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Such segregated assets are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their market value equals or exceeds the current market value of the Fund’s corresponding forward currency contracts.

During the period Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Overseas Fund, and Perkins Global Value Fund have entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the fund.

The following table provides average ending monthly contract amounts on sold forward contracts during the period ended June 30, 2014.

Fund	Sold
Janus Balanced Fund	$93,515,000
Janus Contrarian Fund	2,556,050,000
Janus Emerging Markets Fund	32,529,090
Janus Enterprise Fund	97,280,000
Janus Fund	4,694,534,000
Janus Global Life Sciences Fund	32,290,600
Janus Global Technology Fund	2,866,740,000
Janus Growth and Income Fund	61,542,000
Janus International Equity Fund	2,144,000,000
Janus Overseas Fund	48,645,000,000
Perkins Global Value Fund	1,102,293,500

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period Janus Contrarian Fund, Janus Preservation Series – Global and Janus Preservation Series – Growth have sold futures on equity indices to decrease exposure to equity risk.

The following table provides average ending monthly market value amounts on sold futures contracts during the period ended June 30, 2014.

Fund	Sold
Janus Contrarian Fund	$(168,664,542)
Janus Preservation Series – Global	(219,559)
Janus Preservation Series – Growth	(1,994,022)

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Each Preservation Series Fund may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under each respective Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

During the period Janus Contrarian Fund, Janus Fund, Janus Global Select Fund and Janus Global Technology Fund purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period Janus Preservation Series – Global and Janus Preservation Series – Growth purchased call options on various equity indices for the purpose of increasing exposure to broad equity risk.

During the period, Janus Contrarian Fund and Janus Fund purchased put options on various equity securities for the purpose of decreasing exposure to individual equity risk.

The following table provides average ending monthly market value amounts on purchased call and put options during the period ended June 30, 2014.

Fund	Purchased Call Options	Purchased Put Options
Janus Contrarian Fund	$25,340,352	$4,450,873
Janus Fund	6,047,037	375,758
Janus Global Select Fund	921,822	-
Janus Global Technology Fund	157,928	-
Janus Preservation Series – Global	136,788	-
Janus Preservation Series – Growth	653,111	-

During the period, Janus Contrarian Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period Janus Fund, Janus Global Real Estate Fund and Janus Global Technology Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

The following table provides average ending monthly market value amounts on written call and put options during the period ended June 30, 2014.

Fund	Written Call Options	Written Put Options
Janus Contrarian Fund	$(1,531,295)	$-
Janus Fund	-	(1,392,074)
Janus Global Real Estate Fund	-	(19,805)
Janus Global Technology Fund	-	(217,173)

Written option activity for the period ended June 30, 2014 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Contrarian Fund
Options outstanding at September 30, 2013	59,878	$ 2,516,120
Options written	38,530	10,979,634
Options closed	(42,173)	(7,978,475)
Options expired	-	-
Options exercised	(56,235)	(5,517,279)
Options outstanding at June 30, 2014	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Fund
Options outstanding at September 30, 2013	34,677	$ 3,122,805
Options written	22,802	4,407,114
Options closed	(34,677)	(3,122,805)
Options expired	-	-
Options exercised	-	-
Options outstanding at June 30, 2014	22,802	$4,407,114

Janus Global Real Estate Fund
Options outstanding at September 30, 2013	132	$26,053
Options written	1,845	187,398
Options closed	-	-
Options expired	(1,309)	(120,586)
Options exercised	(375)	(40,125)
Options outstanding at June 30, 2014	293	$52,740

Janus Global Technology Fund
Options outstanding at September 30, 2013	647	$1,434,399
Options written	4,237	970,950
Options closed	(4,494)	(2,250,599)
Options expired	-	-
Options exercised	(390)	(154,750)
Options outstanding at June 30, 2014	-	$ -

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

During the period Janus Asia Equity Fund, Janus Emerging Markets Fund, Janus Overseas Fund, and Janus Triton Fund entered into total return swaps on equity securities or indices to increase exposure to equity risk.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

The following table provides average ending monthly notional amounts on total return swaps which are long the reference asset during the period ended June 30, 2014.

Fund	Long
Janus Asia Equity Fund	$17,583
Janus Emerging Markets Fund	258,377
Janus Overseas Fund	14,673,905,745
Janus Triton Fund	52,463,114

Additional Investment Risk

As with all investments, there are inherent risks when investing in the Janus Preservation Series Funds. Each Janus Preservation Series Fund’s participation in their respective Capital Protection Agreement also subjects the Janus Preservation Series Fund to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Janus Preservation Series Funds as well as other general information about the Janus Preservation Series Funds, please refer to each Janus Preservation Series Fund’s Prospectuses and statements of additional information.

The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient each could negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Fund, may not be fully known for some time. For the Janus Preservation Series Funds, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that the Janus Preservation Series Funds will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and will liquidate as soon as possible following the event. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act in July 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructuring by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

A shareholder’s ability to receive the Protected NAV from a Janus Preservation Series Fund is dependent on the Janus Preservation Series Fund’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of their respective Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider for the Janus Preservation Series Funds, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, a Janus Preservation Series Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under each Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For the Janus Preservation Series Funds, under the terms of each Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of a Janus Preservation Series Fund, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Janus Preservation Series Fund; (ii) any trade or pricing error of a Janus Preservation Series Fund; and (iii) any realized or unrealized losses on any investment of a Janus Preservation Series Fund in money market funds.

Emerging Market Investing

Each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities (also known as “A Shares”).

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Loans

Janus Balanced Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of Janus Balanced Fund’s total assets. Below are descriptions of the types of loans held by Janus Balanced Fund as of June 30, 2014.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, certain Funds may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. Each Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Funds and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Funds and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. For the Janus Preservation Series Funds, each Capital Protection Agreement is a restricted security transaction.

Short Sales

The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

Janus Balanced Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2014 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation
Janus Asia Equity Fund	$ 16,334,604	$ 1,405,801	$ (829,614)	$ 576,187
Janus Balanced Fund	9,225,928,578	2,530,662,953	(733,978)	2,529,928,975
Janus Contrarian Fund	3,854,538,616	928,003,489	(115,001,335)	813,002,154
Janus Emerging Markets Fund	32,663,959	3,512,012	(2,028,272)	1,483,740
Janus Enterprise Fund	2,357,530,492	1,340,672,240	(28,480,312)	1,312,191,928
Janus Forty Fund	2,099,350,790	604,240,322	(27,290,721)	576,949,601
Janus Fund	5,788,760,143	1,979,613,327	(46,293,959)	1,933,319,368
Janus Global Life Sciences Fund	1,821,705,109	666,904,413	(36,837,339)	630,067,074
Janus Global Real Estate Fund	143,957,568	27,711,348	(3,636,344)	24,075,004
Janus Global Research Fund	2,127,332,932	603,664,506	(35,593,841)	568,070,665
Janus Global Select Fund	1,811,713,393	554,159,405	(51,207,867)	502,951,538
Janus Global Technology Fund	892,078,055	268,218,414	(9,240,771)	258,977,643
Janus Growth and Income Fund	2,938,836,487	1,467,782,130	(4,378,285)	1,463,403,845
Janus International Equity Fund	274,994,800	66,289,638	(10,161,516)	56,128,122
Janus Overseas Fund	4,469,349,497	951,917,104	(870,250,610)	81,666,494
Janus Preservation Series – Global	13,712,919	2,361,419	(191,144)	2,170,275
Janus Preservation Series – Growth	58,321,475	8,082,077	(516,763)	7,565,314
Janus Research Fund	2,982,032,686	1,279,592,161	(22,049,822)	1,257,542,339
Janus Triton Fund	4,620,230,379	1,798,138,716	(12,788,394)	1,785,650,322
Janus Twenty Fund	7,159,983,050	2,458,056,622	(46,910,252)	2,411,146,370
Janus Venture Fund	2,190,552,023	564,891,159	(13,727,198)	551,163,961
Perkins Global Value Fund	240,551,834	41,427,217	(2,818,981)	38,608,236
Perkins International Value Fund	11,610,781	1,202,423	(104,136)	1,098,287

Information on the tax components of securities sold short as of June 30, 2014 are as follows:

	Federal Tax Proceeds from Securities Sold Short	Unrealized (Appreciation)	Unrealized (Depreciation)	Net Tax (Appreciation)/ Depreciation
Janus Contrarian Fund	$(18,862,171)	$-	$2,213,678	$ 2,213,678
Janus Global Technology Fund	(5,025,344)	(1,013,522)	437,096	(576,426)

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to June 30, 2014 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ filing.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen

Bruce Koepfgen,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: August 29, 2014

By: /s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: August 29, 2014